As filed with the Securities and Exchange            Registration No. 333-09515
Commission on April 10, 2002                         Registration No. 811-2512
-------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

-------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 15 TO
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              and Amendment to

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------
        Variable Annuity Account B of ING Life Insurance and Annuity Company
          (formerly Variable Annuity Account B of Aetna Life Insurance and
                                  Annuity Company)

                      ING Life Insurance and Annuity Company
                 (formerly Aetna Life Insurance and Annuity Company)

              151 Farmington Avenue, TS31, Hartford, Connecticut 06156

          Depositor's Telephone Number, including Area Code: (610 -425-4139)

                           Linda E. Senker, Counsel
                                 ING Americas
                               Legal Department
                             1475 Dunwoody Drive
                            West Chester, PA 19308
                                (610-425-4139)
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                    CC: KIMBERLY J. SMITH, CHIEF, COUNSEL
                                ING Americas
                               Legal Department
                              1475 Dunwoody Drive
                             West Chester, PA 19308

-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

__    immediately upon filing pursuant to paragraph (b) of Rule 485

_X_   on May 1, 2002 pursuant to paragraph (b) of Rule 485

                   ING INCOME ANNUITY PROSPECTUS  MAY 1, 2002
--------------------------------------------------------------------------------
[SIDE NOTE]
THE FUNDS

ING VP Ascent Portfolio
  (Class R Shares)(1)
ING VP Balanced Portfolio, Inc.
  (Class R Shares)(1)
ING VP Bond Portfolio
  (Class R Shares)(1)
ING VP Crossroads Portfolio
  (Class R Shares)(1)
ING VP Growth Portfolio
  (Class R Shares)(1)
ING VP Growth and Income Portfolio
  (Class R Shares)(1)
ING VP Index Plus LargeCap Portfolio
  (Class R Shares)(1)
ING VP International Equity Portfolio
  (Class R Shares)(1)
ING VP Legacy Portfolio
  (Class R Shares)(1)
ING VP Money Market Portfolio
  (Class R Shares)(1)
ING VP Small Company Portfolio
  (Class R Shares)(1)
ING MFS Capital Opportunities
  Portfolio (Initial Class)(1)
ING MFS Emerging Equities
  Portfolio (Initial Class)(1)
ING Scudder International Growth
  Portfolio (Initial Class)(1)
ING T. Rowe Price Growth Equity
  Portfolio (Initial Class)(1)
AIM V.I. Capital Appreciation Fund
  (Series I Shares)
AIM V.I. Core Equity Fund
  (Series I Shares)(1)
AIM V.I. Growth Fund
  (Series I Shares)
AIM V.I. Premier Equity Fund
  (Series I Shares)(1)
Fidelity-Registered Trademark- VIP High Income
Portfolio
  (Initial Class)
Janus Aspen Growth Portfolio
  (Institutional Shares)
Janus Aspen Worldwide Growth
  Portfolio (Institutional Shares)
Oppenheimer Aggressive Growth
  Fund/VA
Oppenheimer Main Street Growth &
  Income Fund/VA-Registered Trademark-
Oppenheimer Strategic Bond Fund/VA
[END SIDE NOTE]
THE CONTRACT. The contract described in this prospectus is a fixed or variable, group or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the Company) (formerly known as Aetna
Life Insurance and Annuity Company) (the Company, we, us, our). It is issued to you, the contract holder as either a nonqualified contract, or as a qualified contract for use with a traditional Individual
Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax Code) or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans.

WHY READING THIS PROSPECTUS IS IMPORTANT. This
prospectus contains facts about the contract and its
 investment options that you should know before
 purchasing. The information will help you decide if
 the contract is right for you. Please read this
 prospectus carefully.
 TABLE OF CONTENTS . . . PAGE 3
INVESTMENT OPTIONS. The contract offers variable
investment options and a fixed dollar option. When you
purchase the contract, your purchase payment will be
applied to the investment options you select. Some
investment options may be unavailable through your
contract, your plan or in your state.
VARIABLE INCOME PAYMENTS. If you select variable income
payments, the amount of your income payments will vary
based on the performance of the variable investment
options that you select. These options are called
subaccounts. The subaccounts are within Variable
Annuity Account B (the separate account), a separate
account of the Company. Each subaccount invests in one
of the mutual funds (funds) listed on this page.
Subaccount performance will vary depending upon the
performance of its underlying fund. You do not invest
directly in or hold shares of the funds.
RISKS ASSOCIATED WITH INVESTING IN THE
FUNDS. Information about the risks of investing in the
funds is located in the "Investment Options" section on
page 19, in Appendix II--Description of Underlying
Funds, and in each fund prospectus. Read this
prospectus in conjunction with the fund prospectuses,
and retain the prospectuses for future reference.
GETTING ADDITIONAL INFORMATION. You may obtain the
May 1, 2002, Statement of Additional Information (SAI)
about the separate account by indicating your request
on your application or calling us at 1-800-238-6273.
You may also obtain an SAI for any of the funds by
calling that number. This prospectus, the SAI and other
information about the separate account may be obtained
by accessing the Securities and Exchange Commission's
(SEC) website, www.sec.gov. Copies of this information
may also be obtained, after paying a duplicating fee,
by contacting the SEC Public Reference Room.
Information on the operation of the Public Reference
Room may be obtained by calling 1-202-942-8090 or
1-800-SEC-0330,
e-mailing publicinfo@sec.gov or by writing to SEC
Public Reference Room, 450 Fifth Street, N.W.,
Washington, D.C. 20549. The SAI table of contents is
listed on page 40 of this prospectus. The SAI is
incorporated into this prospectus by reference.
ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor
any state securities commission, has approved or
disapproved the securities offered through this
prospectus or passed on the accuracy or adequacy of
this prospectus. Any representation to the contrary is
a criminal offense. We do not intend for this
prospectus to be an offer to sell or a solicitation of
an offer to buy these securities in any state that does
not permit their sale. We have not authorized anyone to
provide you with information that is different than
that contained in this prospectus.
FIXED INCOME PAYMENTS. If you select fixed payments,
your purchase payment will be applied to the fixed
dollar option and your payment amount will not vary.
Except as specifically mentioned, this prospectus
describes only the variable investment options.
However, we describe the fixed dollar option in
Appendix I of this prospectus.
-------------------------------------------------

(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix II on page 44 for a complete list of former and current fund names.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               TABLE OF CONTENTS

   CONTRACT OVERVIEW........................................         4
   Contract Design
   Who's Who
   Contract Rights
   The Contract and Retirement Plan
   Contract Facts
   Questions: Contacting the Company (sidebar)
   Sending Forms and Written Requests in Good Order
   (sidebar)

 FEE TABLE..................................................         6

 CONDENSED FINANCIAL INFORMATION............................        11

 PURCHASE...................................................        11

 RIGHT TO CANCEL............................................        12

 INCOME PAYMENTS............................................        12

 CALCULATING VARIABLE INCOME PAYMENTS.......................        18

 INVESTMENT OPTIONS.........................................        19

 FEES.......................................................        22

 DEATH BENEFIT..............................................        25

 WITHDRAWALS................................................        26

 TAXATION...................................................        27

 OTHER TOPICS...............................................        35

 The Company -- Variable Annuity Account B -- Contract
 Distribution -- Payment Delay or Suspension -- Performance
 Reporting -- Voting Rights -- Contract Modifications -- Transfer of
 Ownership -- Legal Matters and Proceedings -- Financial Statements

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION........        40

 APPENDIX I FIXED DOLLAR OPTION.............................        41

 APPENDIX II DESCRIPTION OF UNDERLYING FUNDS................        44

 APPENDIX III CONDENSED FINANCIAL INFORMATION...............        62

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY
To answer your questions, contact your sales representative or write or call our Home Office at:
ING
Attention: AFS Settlements
151 Farmington Avenue
Hartford, CT 06156
1-800-238-6273
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your sales representative or write or call us to learn what information is required for the request to be in "good order."
Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                CONTRACT DESIGN
-------------------------------------------------------------------

The contract described in this prospectus is a fixed and/or variable, group or individual immediate annuity contract. It is designed for individuals who would like regular income payments from an annuity contract. The term "contract" in this prospectus refers to individual contracts and to certificates issued under group contracts.

                                   WHO'S WHO
-------------------------------------------------------------------

CONTRACT HOLDER (YOU/YOUR): The person to whom we issue an individually owned contract or the participant under a group contract.

PARTICIPANT: The individual who participates in a group contract, generally in connection with a retirement plan.

THE COMPANY (WE, US, OUR): ING Life Insurance and Annuity Company. We issue the contract.

                                CONTRACT RIGHTS
-------------------------------------------------------------------

Contract holders hold the rights under the contract. Generally, the contract holder is either an individual to whom we issue an individual contract or a participant under a group contract. For contracts issued in connection with 457 plans, the plan sponsor is the contract holder and holds the rights under the contract. Section 457 plan sponsors may allow their participants to exercise certain limited contract rights. For example, the section 457 plan sponsor has the right to make investment selections, but may permit their individual participants to exercise that right.

                       THE CONTRACT AND RETIREMENT PLANS
-------------------------------------------------------------------

We may offer this contract to employees or other individuals in connection with a retirement plan.

PLAN TYPE. We refer to a retirement plan by the Tax Code section under which it qualifies. For example: a "457 plan" is a plan that qualifies for tax treatment under Tax Code section 457. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), 408(b) or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits such (as the option of lifetime income phase options at established rates) which may be valuable to you. Your should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

                                 CONTRACT FACTS
-------------------------------------------------------------------

INCOME PAYMENT OPTIONS. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See "Income Payments."

FREE LOOK/RIGHT TO CANCEL. You may cancel the contract no later than ten days of receipt (some states require more than ten days). Participants in 403(b) plans and some 401 plans may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract. See "Right to Cancel."

DEATH BENEFIT. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See "Death Benefit."

WITHDRAWALS. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See "Withdrawals."

FEES. Certain fees associated with the contract will reduce income payments. See "Fee Table" and "Fees."

TAXATION. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See "Taxation."

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Transaction Fees
-- Maximum Fees Deducted from the Subaccounts
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" FOR:
-- How, When and Why Fees are Deducted
-- Premium and Other Taxes
-- Reduction or Elimination of Certain Fees
[END SIDE NOTE]

FEE TABLE
----------------------------------------------

The tables and examples in this section show the fees that may affect the amount of variable income payments. For fees applicable to fixed income payments, see Appendix I. See "Fees" for additional information. The fees shown below do not reflect any premium tax that may apply.

MAXIMUM TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

(As a percentage of the present value of remaining guaranteed income payments withdrawn)(1)
                   MAXIMUM EARLY WITHDRAWAL CHARGE SCHEDULE*

                                                                     Early
                     Number of Years from                         Withdrawal
                    Contract Effective Date**                       Charge
                    -----------------------------------------  -----------------
                    Fewer than 1                                      7%
                    1 or more but fewer than 2                        6%
                    2 or more but fewer than 3                        5%
                    3 or more but fewer than 4                        4%
                    4 or more but fewer than 5                        3%
                    5 or more but fewer than 6                        2%
                    6 or more but fewer than 7                        1%
                    7 or more                                         0%

(*)Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See "Withdrawals."

(**)For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from the certificate effective date.

MAXIMUM FEES DEDUCTED FROM THE SUBACCOUNTS

(Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

 For Contracts Without the Guaranteed Minimum
 Income Feature:
     MORTALITY AND EXPENSE RISK CHARGE                     1.25%
     ADMINISTRATIVE EXPENSE CHARGE                   0.00%-0.25%(2)
                                                   ------------
     TOTAL SEPARATE ACCOUNT EXPENSES                 1.25%-1.50%
                                                   ============

 For Contracts With the Guaranteed Minimum
 Income Feature:
     MORTALITY AND EXPENSE RISK CHARGE                     1.25%
     ADMINISTRATIVE EXPENSE CHARGE                   0.00%-0.25%(2)
     GUARANTEED MINIMUM INCOME CHARGE                      1.00%(3)
                                                   ------------
     TOTAL SEPARATE ACCOUNT EXPENSES                 2.25%-2.50%
                                                   ============

(1) Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See "Fees--Early
                        Withdrawal Charge."

(2)                     We currently do not impose an administrative expense charge;
                        however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.

(3)                     This charge terminates after five years if the Five Year
                        Guaranteed Minimum Income Feature is elected. Otherwise, it will continue for the life of the contract.

FEES DEDUCTED BY THE FUNDS AND FUND EXPENSE TABLE

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors impacting the share value, refer to the fund prospectus.

HOW FEES ARE DEDUCTED. Fund fees are not deducted directly from your income payments. When a subaccount purchases shares of a fund, the fees are reflected in that purchase price, so income payments based on investments in that subaccount will be impacted indirectly by the fund fees. The following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2000, unless otherwise noted.

                                                     FUND EXPENSE TABLE(1)
                                                                                          Total        Fees and      Total Net
                                                           Management                     Fund         Expenses         Fund
                                                           (Advisory)        Other       Annual       Waived or        Annual
Fund Name                                                     Fees         Expenses     Expenses      Reimbursed      Expenses
---------                                                     ----         --------     --------      ----------      --------
ING VP Ascent Portfolio (Class R Shares)(2)                   0.60%          0.14%        0.74%           --           0.74%
ING VP Balanced Portfolio, Inc. (Class R Shares)(2)           0.50%          0.09%        0.59%           --           0.59%
ING VP Bond Portfolio(Class R Shares)(2)                      0.40%          0.10%        0.50%           --           0.50%
ING VP Crossroads Portfolio (Class R Shares)(2)               0.60%          0.14%        0.74%         0.04%          0.70%
ING VP Growth Portfolio (Class R Shares)(2)                   0.60%          0.10%        0.70%           --           0.70%
ING VP Growth and Income Portfolio (Class R Shares)(2)        0.50%          0.09%        0.59%           --           0.59%
ING VP Index Plus LargeCap Portfolio (Class R
  Shares)(2)                                                  0.35%          0.10%        0.45%           --           0.45%
ING VP International Equity Portfolio (Class R
  Shares)(2)                                                  0.85%          0.41%        1.26%         0.11%          1.15%
ING VP Legacy Portfolio (Class R Shares)(2)                   0.60%          0.16%        0.76%         0.11%          0.65%
ING VP Money Market Portfolio (Class R Shares)(2)             0.25%          0.09%        0.34%           --           0.34%
ING VP Small Company Portfolio (Class R Shares)(2)            0.75%          0.11%        0.86%           --           0.86%
ING MFS Capital Opportunities Portfolio (Initial
  Class)                                                      0.65%          0.25%        0.90%           --           0.90%
ING MFS Emerging Equities Portfolio (Initial Class)           0.68%          0.13%        0.81%           --           0.81%
ING Scudder International Growth Portfolio (Initial
  Class)                                                      0.80%          0.20%        1.00%           --           1.00%
ING T. Rowe Price Growth Equity Portfolio (Initial
  Class)                                                      0.60%          0.15%        0.75%           --           0.75%
AIM V.I. Capital Appreciation Fund (Series I
  Shares)(3)                                                  0.61%          0.24%        0.85%           --           0.85%
AIM V.I. Core Equity Fund (Series I Shares)(3)                0.61%          0.21%        0.82%           --           0.82%
AIM V.I. Growth Fund (Series I Shares)(3)                     0.62%          0.26%        0.88%           --           0.88%
AIM V.I. Premier Equity Fund (Series I Shares)(3)             0.60%          0.25%        0.85%           --           0.85%
Fidelity-Registered Trademark- VIP High Income
  Portfolio (Initial Class)(4)                                0.58%          0.13%        0.71%           --           0.71%
Janus Aspen Growth Portfolio (Institutional Shares)(5)        0.65%          0.01%        0.66%           --           0.66%
Janus Aspen Worldwide Growth Portfolio (Institutional
  Shares)(5)                                                  0.65%          0.04%        0.69%           --           0.69%
Oppenheimer Aggressive Growth Fund/VA                         0.64%          0.04%        0.68%           --           0.68%
Oppenheimer Main Street Growth & Income
  Fund/VA-Registered Trademark-                               0.68%          0.05%        0.73%           --           0.73%
Oppenheimer Strategic Bond Fund/VA(6)                         0.74%          0.05%        0.79%           --           0.79%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1)                     The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of
                        the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another.
                        These fees are for administrative, recordkeeping or other
                        services provided by the Company to the funds or the funds'
                        affiliates. These payments are made by the funds or the
                        funds' affiliates to the Company and do to increase,
                        directly or indirectly, the fees and expenses shown above.
                        See "Fees--Fund Expenses" for additional information.
(2)                     ING Investments, LLC, the investment adviser to each
                        Portfolio, has entered into written expense limitation
                        agreements with each Portfolio (except Balanced, Growth and
                        Income, Bond and Money Market) under which it will limit
                        expenses of the Portfolios, excluding interest, brokerage
                        and extraordinary expenses, subject to possible
                        reimbursement to ING Investments, LLC within three years.
                        The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by the Portfolio's investment
                        adviser is shown under the heading "Fees and Expenses Waived or Reimbursed" in the table above. For each Portfolio, the expense limits will continue through at least December 31,
                        2002.
(3)                     Compensation to the Company for administrative or
                        recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM
                        Funds' assets are included in the "Other Expenses" column.
(4)                     Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through
                        arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a
                        portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(5)                     All expenses are shown without the effect of any expense
                        offset arrangements.
(6)                     OppenheimerFunds, Inc., will reduce the management fee by
                        0.10% as long as the fund's trailing 12-month performance at the end of the quarter is in the fifth Lipper peer-group
                        quintile; and by 0.05% as long as it is in the fourth
                        quintile. The waiver is voluntary and may be terminated by the Manager at any time.

HYPOTHETICAL EXAMPLES (For contracts WITHOUT the guaranteed minimum income feature)

FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually and an administrative expense charge of 0.25% annually) and assume you have selected the "nonlifetime--guaranteed payments" income payment option for a 15 year period with a 3 1/2% assumed annual net return rate. The total fund expenses are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.


 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       If you withdraw your remaining          If you do not withdraw your
    of past or future expenses or expected returns.      guaranteed payments at the end of       remaining guaranteed payments, you
 -- Actual expenses and/or returns may be more or        the periods shown, you would pay        would pay the following fees at
    less than those shown in these examples.             the following fees, including any       the end of the periods shown (no
                                                         applicable early withdrawal             early withdrawal charge is
                                                         charge:                                 reflected):

                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                         ------    -------    -------    --------        ------    -------    -------    --------
ING VP Ascent Portfolio (Class R
  Shares)                                 $78        $ 94       $109       $155           $22        $61        $ 95       $155
ING VP Balanced Portfolio, Inc.
  (Class R Shares)                        $77        $ 90       $103       $145           $20        $57        $ 89       $145
ING VP Bond Portfolio (Class R Shares)    $76        $ 88       $100       $140           $19        $55        $ 86       $140
ING VP Crossroads Portfolio (Class R
  Shares)                                 $78        $ 93       $108       $152           $21        $60        $ 94       $152
ING Growth Portfolio (Class R Shares)     $78        $ 93       $108       $152           $21        $60        $ 94       $152
ING VP Growth and Income Portfolio
  (Class R Shares)                        $77        $ 90       $103       $145           $20        $57        $ 89       $145
ING VP Index Plus LargeCap Portfolio
  (Class R Shares)                        $76        $ 87       $ 98       $137           $19        $54        $ 83       $137
ING VP International Equity Portfolio
  (Class R Shares)                        $82        $104       $125       $180           $26        $72        $112       $180
ING VP Legacy Portfolio (Class R
  Shares)                                 $77        $ 92       $106       $149           $21        $59        $ 92       $149
ING VP Money Market Portfolio
  (Class R Shares)                        $75        $ 84       $ 93       $129           $18        $51        $ 79       $129
ING VP Small Company Portfolio
  (Class R Shares)                        $79        $ 97       $114       $162           $23        $64        $100       $162
ING MFS Capital Opportunities
  Portfolio (Initial Class)               $80        $ 98       $116       $165           $23        $65        $102       $165
ING MFS Emerging Equities Portfolio
  (Initial Class)                         $79        $ 96       $112       $159           $22        $63        $ 98       $159
ING Scudder International Growth
  Portfolio (Initial Class)               $81        $101       $119       $171           $24        $68        $106       $171
ING T. Rowe Price Growth Equity
  Portfolio (Initial Class)               $78        $ 94       $110       $156           $22        $62        $ 96       $156
AIM V.I. Capital Appreciation Fund
  (Class I Shares)                        $79        $ 97       $114       $162           $23        $64        $100       $162
AIM V.I. Core Equity Fund (Class I
  Shares)                                 $79        $ 96       $112       $160           $23        $63        $ 98       $160
AIM V.I. Growth Fund (Class I Shares)     $79        $ 98       $115       $164           $23        $65        $101       $164
AIM V.I. Premier Equity Fund (Class I
  Shares)                                 $79        $ 97       $114       $162           $23        $64        $100       $162
Fidelity VIP High Income Portfolio
  (Initial class)                         $78        $ 93       $108       $153           $21        $60        $ 94       $153
Janus Aspen Growth Portfolio
  (Institutional Shares)                  $78        $ 92       $106       $150           $21        $59        $ 92       $150
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                  $78        $ 93       $107       $152           $21        $60        $ 93       $152
Oppenheimer Aggressive Growth Fund/VA     $78        $ 93       $107       $151           $21        $60        $ 93       $151
Oppenheimer Main Street Growth &
  Income Fund/VA-Registered Trademark-    $78        $ 94       $109       $154           $22        $61        $ 95       $154
Oppenheimer Strategic Bond Fund/VA        $79        $ 95       $111       $158           $22        $63        $ 97       $158

HYPOTHETICAL EXAMPLES (For contracts WITH the Lifetime Guaranteed Minimum Income Feature)

FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually) and assume you are a 65 year old male and have selected the "life income--guaranteed payments" income payment option with payments guaranteed for 15 years and a 3 1/2% assumed annual net return rate. The total fund expenses used are those shown in the column "Total Net Fund Annual Expenses" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.


 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       If you withdraw your remaining          If you do not withdraw your
    of past or future fees or expected returns.          guaranteed payments at the end of       remaining guaranteed payments you
 -- Actual expenses and/or returns may be more or        the periods shown, you would pay        would pay the following fees at
    less than those shown in these examples.             the following fees, including any       the end of the periods shown (no
                                                         applicable early withdrawal             early withdrawal charge is
                                                         charge:                                 reflected):

                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                         ------    -------    -------    --------        ------    -------    -------    --------
ING VP Plus LargeCap Portfolio          Not Applicable. Withdrawals are not               $29        $83        $133       $238
  (Class R Shares)                      allowed if you elected the Lifetime
                                        Guaranteed Minimum Income Feature.

HYPOTHETICAL EXAMPLES (For contracts WITH the Five Year Guaranteed Minimum Income Feature)

FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees that you would pay if you invested $1,000 in a subaccount, assuming the subaccount earned a 5% annual return. For the purpose of these examples, we deducted total annual fund expenses and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years) and assume you have selected the "nonlifetime--guaranteed payments" income payment option for a 15 year period with a 3 1/2% assumed annual net return rate. The total annual fund expenses used are those shown in the column "Net Fund Annual Expenses After Waivers or Reductions" in the Fund Expense Table, assuming that any applicable fee waivers or reimbursements would apply during all periods shown.


 -- These examples are purely hypothetical.              EXAMPLE A                               EXAMPLE B
 -- They should not be considered a representation       If you withdraw your remaining          If you do not withdraw your
    of past or future fees or expected returns.          guaranteed payments at the end of       remaining guaranteed payments you
 -- Actual expenses and/or returns may be more or        the periods shown, you would pay        would pay the following fees at
    less than those shown in these examples.             the following fees, including any       the end of the periods shown (no
                                                         applicable early withdrawal             early withdrawal charge is
                                                         charge:                                 reflected):

                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS        1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                         ------    -------    -------    --------        ------    -------    -------    --------
ING VP Ascent Portfolio (Class R
  Shares)                                 $87        $119       $148       $192           $31        $87        $135       $192
ING VP Balanced Portfolio, Inc.
  (Class R Shares)                        $86        $116       $142       $182           $30        $83        $129       $182
ING VP Bond Portfolio (Class R Shares)    $85        $113       $139       $177           $29        $81        $125       $177
ING VP Crossroads Portfolio (Class R
  Shares)                                 $87        $118       $146       $189           $31        $86        $133       $189
ING VP Growth and Income Portfolio
  (Class R Shares)                        $86        $116       $142       $182           $30        $83        $129       $182
ING VP Index Plus LargeCap Portfolio
  (Class R Shares)                        $85        $112       $137       $174           $29        $80        $123       $174
ING VP Legacy Portfolio (Class R
  Shares)                                 $86        $117       $145       $186           $30        $85        $131       $186
ING VP Money Market Portfolio
  (Class R Shares)                        $84        $109       $133       $167           $27        $77        $119       $167
AIM V.I. Core Equity Fund (Class I
  Shares)                                 $88        $122       $152       $197           $32        $90        $139       $197
Fidelity VIP High Income Portfolio
  (Initial class)                         $87        $118       $147       $190           $31        $87        $134       $190
Oppenheimer Main Street Growth &
  Income Fund/VA-Registered Trademark-    $87        $119       $148       $191           $31        $87        $134       $191
Oppenheimer Strategic Bond Fund/VA        $88        $120       $150       $195           $32        $89        $137       $195

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix III of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the Separate Account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of the subaccounts from the time purchase payments were first received in the subaccounts under the contract.

PURCHASE
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contract is designed for persons who would like to receive regular income payments from an annuity contract. It is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available for 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual contract to natural persons.

ERISA NOTIFICATION. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.

FACTORS TO CONSIDER IN THE PURCHASE DECISION. You should discuss your decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur.

HOW TO PURCHASE. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

PURCHASE PAYMENT AMOUNT. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

ACCEPTANCE OR REJECTION. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission and if we deposit the payment in the Aetna Money Market VP subaccount until the forms are completed (or for a maximum of 105 days). If we reject your application or enrollment, we will return the forms and any purchase payment.

AGE REQUIREMENTS. The maximum issue age is between 75 and 90, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

ALLOCATION OF YOUR PURCHASE PAYMENT TO THE INVESTMENT OPTIONS. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. You may select up to four of the available variable investment options at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See "Investment Options." Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it, or the document showing your participation under a group contract, to our Home Office along with a written notice of cancellation. For contracts issued in connection with 457 plans, the contract holder may follow these procedures on behalf of the participant.

REFUNDS. On the day we receive the request for cancellation in good order, we will calculate your contract value. Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven days of our receipt of your request in good order.

INCOME PAYMENTS
----------------------------------------------
[SIDE NOTE]
TERMS TO UNDERSTAND:
ANNUITANT(S): The person(s) whose life or life expectancy(ies) determines the amount or continuation of lifetime income payments or whose death results in payment of death benefits.
BENEFICIARY(IES): The person(s) or entity(ies) entitled to receive a death benefit under the contract.
[END SIDE NOTE]

Under the contract, we will make regular income payments to you or to a payee you designate in writing.

INITIATING PAYMENTS. To initiate income payments, you must make the following selections on your application or enrollment form:
- Payment start date;
- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
- Income payment option and any special features, such as a right to withdraw or a Guaranteed Minimum Income Feature;
- Fixed, variable or a combination of both fixed and variable payments;
- The subaccounts to allocate your purchase payment among (only if variable payments are elected); and
- An assumed annual net return rate (only if variable payments are elected).

Your sales representative can help you consider what selections may be appropriate for your financial goals. Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to minimum distribution requirements if applicable. See "Taxation."

WHAT AFFECTS INCOME PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

PAYMENT DUE DATES. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with IRS regulations.

MINIMUM PAYMENT AMOUNTS. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

ASSUMED ANNUAL NET RETURN RATE. If you select variable income payments,you must also select an assumed annual net return rate of either 5% or 3 1/2%.

If you select a 5% rate, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

 GUARANTEED MINIMUM INCOME FEATURES

 LIFETIME GUARANTEED MINIMUM INCOME FEATURE. This feature is unavailable under contracts issued on or after May 1, 2001. If you selected this feature, we guarantee that your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.
 ESTIMATED INITIAL PAYMENT AMOUNT. On the date we issued your contract we estimated the amount of your initial payment based on the value of the annuity units your payment purchased on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount. This feature required that you select at issue:
 - A lifetime payment option
 - 100% variable payments
 - Aetna ING VP Index Plus LargeCap PortfolioVPas the only subaccount into which your purchase payment is allocated
 - 3.5% assumed annual net return rate

 In addition to other contract charges, if you selected this feature the guaranteed minimum income charge will apply for the life of the contract. See "Fees." There is no right to withdraw and no right to transfer if you selected this feature.

 FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE. This feature is available only under contracts issued on or after May 1, 2001. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in your contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment.
 ESTIMATED INITIAL PAYMENT AMOUNT. On the date we issue your contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchase on that date. See "Calculating Variable Income Payments--Annuity Units." Your guaranteed minimum payment amount equals 90% of this estimated amount.

 This feature requires that you select at issue:
 - A lifetime payment option or a nonlifetime payment option of 15 years or more
 - The ability to make withdrawals
 - 100% variable payments
 - Funds from the following list:
     ING VP Ascent Portfolio
     ING VP Balanced Portfolio, Inc.
     ING VP Bond Portfolio
     ING VP Crossroads Portfolio
     ING VP Growth and Income Portfolio
     ING VP Index Plus LargeCap Portolio
     ING VP Legacy Portfolio
     ING VP Money Market Portfolio
     AIM V.I. Core Equity Fund
     Fidelity-Registered Trademark- VIP High Income Portfolio
     Oppenheimer Main Street Growth & Income Fund/VA-Registered Trademark-Oppenheimer Strategic Bond Fund/VA
 - If you select this feature you may transfer only between these available funds
 - 3.5% assumed annual net return rate
 - Certain age restricitionsrestrictionsmay also apply

 If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

 In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See "Fees."

START DATE. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See "Taxation" for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your qualified plan.

TAXATION. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see "Taxation."

PAYMENT OPTIONS

The following table lists the income payment options and their accompanying death benefits and rights to withdraw. See "Death Benefit," "Withdrawals," and Appendix I for additional detail. We may offer additional income payment options under the contract from time to time.
                            LIFETIME PAYMENT OPTIONS

    -----------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant
                           dies prior to the first payment's due date.
     Life Income           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
                           RIGHT TO WITHDRAW--NONE.
     ----------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5--50 years (or other periods we may make available at the time you select this
                           option).
     Life Income--         DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
     Guaranteed            dies before we have made all the guaranteed payments,
     Payments              payments will continue to the beneficiary.
                           RIGHT TO WITHDRAW: At the time of purchase, you may elect
                           the right to withdraw all or a portion of any remaining
                           guaranteed payments (some restrictions apply, see
                           "Withdrawals").
     ----------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that no payment will be made if both the
                           annuitant and joint annuitant die before the first payment's due date.
                           CONTINUING PAYMENTS: When you select this option you will
                           also choose either:
                           (a) Full or reduced payments to continue to the surviving
                           annuitant after the first annuitant's death; or
                           (b) 100% of the payment to continue to the annuitant on the
     Life Income--         joint annuitant's death, and a reduced payment to continue
     Two Lives                 to the joint annuitant on the annuitant's death.
                           In either case, payments cease upon the death of the
                           surviving annuitant.
                           Any reduction in payment will result in a corresponding
                           reduction to the amount of the guaranteed minimum income
                           payment, if applicable.
                           DEATH BENEFIT--NONE: All payments end upon the death of both annuitants.
                           RIGHT TO WITHDRAW--NONE.
     ----------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5--50 years (or other periods we may make available at the time you select this option.)
                           CONTINUING PAYMENTS: 100% of the payment will continue to
     Life Income--         the surviving annuitant after the first annuitant's death.
     Two Lives--           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
     Guaranteed            annuitants die before the guaranteed payments have all been
     Payments              paid, payments will continue to the beneficiary.
                           RIGHT TO WITHDRAW: At the time of purchase, you may elect
                           the right to withdraw all or a portion of any remaining
                           guaranteed payments (some restrictions apply, see
                           "Withdrawals").
     ----------------------------------------------------------------------------------
                                NONLIFETIME PAYMENT OPTION
     ----------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments will continue for your choice of 5--50 years (or other periods we may make available at
                           the time you select this option).
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, payments
                           will continue to the beneficiary.
     Nonlifetime--         RIGHT TO WITHDRAW:
     Guaranteed            (a) If you are receiving variable income payments you may
     Payments              withdraw all or a portion of any remaining guaranteed
                               payments at any time.
                           (b) If you elect to receive fixed income payments at the
                           time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some
                               restrictions apply, see "Withdrawals").
     ----------------------------------------------------------------------------------

RIGHT TO CHANGE GUARANTEED PAYMENT PERIOD

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:

(a) You may make the change on any contract anniversary beginning on the second contract anniversary;

(b) Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary:
(c) A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;
(d) For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;
(e) For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier; and
(f) The withdrawal value on the contract anniversary of the change will be used to determine the amount of the new annuity payments. See "Withdrawals--Withdrawal Value;" and
(g) We will terminate your withdrawal rights if a life annuity option is chosen.

For variable payments, the right to change a payment period is available on contracts issued on or after October 1, 2000. For fixed payments, the right to change a payment period is available on contracts issued on or after May 1, 2001. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

CALCULATING VARIABLE INCOME PAYMENTS
----------------------------------------------

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (AUV) for each unit.

ANNUITY UNITS. When you select variable income payments, your initial purchase payment purchases annuity units of the Variable Annuity Account B subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested. Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

ANNUITY UNIT VALUE (AUV). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3 1/2% or 5% as you selected.

                 Current AUV = Prior AUV x Net Return Factor x
                     Assumed Annual Net Return Rate Factor

NET RETURN FACTOR. The net return factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount's units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, the administrative expense charge (if any) and the guaranteed minimum income charge (if applicable). See "Fees."

The net return rate may be either positive or negative.

INVESTMENT OPTIONS
----------------------------------------------

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments. If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

VARIABLE INCOME PAYMENTS. If you select variable income payments, the amount of your income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund (fund). You do not invest directly in or hold shares of the funds.

-- MUTUAL FUND (FUND) DESCRIPTIONS. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Customer Service Center at the address and telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's website or by contacting the SEC Public Reference Room.

FIXED INCOME PAYMENTS. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in Appendix I.

NUMBER OF OPTIONS YOU MAY SELECT. You may select up to eighteen subaccounts and/or the fixed dollar option at any one time.

 SELECTING INVESTMENT OPTIONS

 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Dollar Option appendix in this prospectus.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS (MIXED AND SHARED FUNDING)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

LIMITS ON AVAILABILITY OF OPTIONS. Some funds may be unavailable through your contract or plan or in some states. We may add, withdraw or substitute funds, subject to the conditions in your contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance or rejection by the fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS. You may transfer amounts among the available subaccounts. The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option.

TRANSFER REQUESTS. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

LIMITS ON FREQUENT TRANSFERS. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

TELEPHONE AND ELECTRONIC TRANSACTIONS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

[SIDE NOTE]
TYPES OF FEES
There are four types of fees and deductions associated with the contract that may affect the amount of your variable income payments. For fees applicable to fixed payments see Appendix I.
-- TRANSACTION FEE
   - Early Withdrawal Charge
-- FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
   - Guaranteed Minimum Income Charge

-- REDUCTION OR ELIMINATION OF CERTAIN FEES
-- FUND FEES
-- PREMIUM AND OTHER TAXES
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided under "Fee Table." Please review both sections for information on fees.

TRANSACTION FEE

EARLY WITHDRAWAL CHARGE

Withdrawals of all or a portion of the present value of remaining guaranteed income payments may be subject to an early withdrawal charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. Not all contracts permit withdrawals. See "Withdrawals."

AMOUNT: The charge is a percentage of the present value of any remaining guaranteed payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract. Although the maximum early withdrawal charge is 7% of the remaining guaranteed payments withdrawn, the total early withdrawal charge will never be more than 8 1/2% of your purchase payment to the contract.

EARLY WITHDRAWAL CHARGE SCHEDULES
SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.
                                   SCHEDULE A

                                                                     Early
                    Number of Years from                          Withdrawal
                    Contract Effective Date*                        Charge
                    -----------------------------------------  -----------------
                    Fewer than 1**                                    7%
                    1 or more but fewer than 2                        6%
                    2 or more but fewer than 3                        5%
                    3 or more but fewer than 4                        4%
                    4 or more but fewer than 5                        3%
                    5 or more but fewer than 6                        2%
                    6 or more but fewer than 7                        1%
                    7 or more                                         0%

SCHEDULE B: Schedule B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.
                                   SCHEDULE B

                                                                     Early
                    Number of Years from                          Withdrawal
                    Contract Effective Date*                        Charge
                    -----------------------------------------  -----------------
                    Fewer than 1**                                    5%
                    1 or more, but fewer than 2                       5%
                    2 or more, but fewer than 3                       4%
                    3 or more, but fewer than 4                       4%
                    4 or more, but fewer than 5                       3%
                    5 or more, but fewer than 6                       2%
                    6 or more, but fewer than 7                       1%
                    7 or more                                         0%

*                       For participants under a group contract, the early
                        withdrawal charge will be calculated based on the number of years from the certificate effective date.
**                      Certain contracts do not allow withdrawals during the first contract year.

WHEN/HOW. At the time of withdrawal we deduct this charge from the amount withdrawn.

PURPOSE. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT:  1.25% annually of values invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge compensates us for the mortality and expense risks we assume under the contract.

-- The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract.

-- The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

WHEN/HOW. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

PURPOSE. This charge helps defray our administrative expenses. This charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

GUARANTEED MINIMUM INCOME CHARGE

This additional charge is assessed only if you select one of the guaranteed minimum income features.

MAXIMUM AMOUNT:  1.00% annually of values invested in the subaccounts.

WHEN/HOW. We deduct this charge daily from the subaccounts corresponding to the funds you select. If the Lifetime Guaranteed Minimum Income Feature is selected, this charge will be assessed for the life of the contract. If the Five Year Guaranteed Minimum Income Feature is selected, this charge will be assessed only during the first five contract years.

PURPOSE. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see "Mortality and Expense Risk Charge-- Purpose" in this section.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:

-- The size and type of group of individuals to whom the contract is issued;

-- A prior or existing relationship with the Company, such as being an employee or former employee of the Company or one of its affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or

-- The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

FUNDS FEES

AMOUNT. Each fund determines its own advisory fee and other expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

The Company receives compensation from each fund or its affiliate (other than the ING Partners, Inc. portfolios, of which the Company is the investment adviser) for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2001, the amount of such additional payments ranged up to 0.25% annually of the average net assets held in a fund by the Company.

MAXIMUM AMOUNT. Each fund's advisory fees and expenses are different. They are set forth in the "Fees Deducted by the Funds" table (see "Fee Table") and are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees and expenses are reflected in the daily value of fund shares. These values affect the daily value of the subaccounts.

PURPOSE. These fees and expenses help to pay the fund's investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

DEATH BENEFIT
----------------------------------------------

The following describes the death benefit applicable to variable income payments. These are also outlined under "Income Payments--Payment Options." For information on the death benefit applicable to the fixed dollar option, refer to Appendix I.

See "Income Payments" for a definition of annuitant and beneficiary as used in this section.

PAYMENT OF DEATH BENEFIT. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:

1. Life Income--Guaranteed Payments;

2. Life Income--Two Lives--Guaranteed Payments; or

3. Nonlifetime--Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of your request in good order.

CALCULATION OF LUMP-SUM PAYMENT OF THE DEATH BENEFIT. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See Appendix I--Fixed Dollar Option for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

WHO RECEIVES DEATH BENEFIT PROCEEDS? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file at our Home Office as of the date of death.

CHANGES IN BENEFICIARY DESIGNATIONS. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

WITHDRAWALS
----------------------------------------------

WITHDRAWALS OF VARIABLE INCOME PAYMENTS

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:

-- A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

-- The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50. If you selected the Lifetime Guaranteed Minimum Income Feature, you may not make any withdrawals.

WITHDRAWALS OF FIXED INCOME PAYMENTS
(FOR ADDITIONAL DETAILS SEE APPENDIX I--FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:

-- A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval).

-- The nonlifetime payment option and you elected a right to make withdrawals.
   In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

WITHDRAWAL VALUE

VARIABLE INCOME PAYMENTS. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3 1/2% or 5% assumed annual net return rate stated in your contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Home Office.

FIXED INCOME PAYMENTS. See Appendix I for details regarding the withdrawal value of fixed payments.

EARLY WITHDRAWAL CHARGE

Withdrawals may be subject to an early withdrawal charge as described in "Fees--Early Withdrawal Charge."

REDUCTION OF REMAINING PAYMENTS

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

[SIDE NOTE]
IN THIS SECTION:
INTRODUCTION
CONTRACT TYPE
WITHDRAWALS AND OTHER DISTRIBUTIONS
   - 10% Penalty Tax
   - Withholding for Federal
   - Income Tax Liability
   - Rules Specific to Certain Plans
   - Nonqualified Contracts
   - Diversification
   - Assignment of Right to Payments
   - Delay of Start Date
TAXATION OF THE COMPANY
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

-- We do not make any guarantee about the tax treatment of the contract or a transaction involving the contract; and

-- Contract holder means the person to whom we issue an individually owned contract or the participant under a group contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

CONTRACT TYPE

The contract is designed for use on a non-tax qualified basis as a nonqualified contract, or as a qualified contract under certain retirement arrangements under Tax Code sections 401, 403(b), 408(b) or 457.

TAX RULES. The tax rules vary according to whether the contract is a nonqualified contract or qualified contract used with a qualified retirement arrangement. If used under a qualified retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, sales representative or the Company to learn which Tax Code section applies to your arrangement.

THE CONTRACT. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including income payments, full or partial withdrawals of the value of remaining payments (if permitted under the contract), rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the Internal Revenue Service (IRS).

NONQUALIFIED CONTRACTS. A full withdrawal of the present value of any remaining guaranteed payments under a nonqualified contract is taxable to the extent that the amount received exceeds any remaining investment in the contract.

If a partial withdrawal of the present value of any remaining payments is made and the continuing payments you receive are reduced because of the partial withdrawal, a part of the withdrawal may not be taxable. The part that is not taxable is equal to any remaining investment in the contract multiplied by a fraction. The numerator (top part of the fraction) is the reduction in each payment because of the partial withdrawal. The denominator (bottom part of the fraction) is the full amount of each payment originally provided.

For income payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed income payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(c). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable income payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.

401 AND 403(b) PLANS. All distributions from these plans are taxed as received, unless:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

A payment can be an eligible rollover distribution only if it is both of the following:

-- Made under a nonlifetime payment option with a period of less than ten years;
   and

-- Only to the extent it is not attributable to after-tax contributions and/or is not a required minimum distribution under Tax Code section 401(a)(9). The minimum distribution rules are subject to change as a result of new regulations proposed by the IRS on January 17, 2001.

RESTRICTIONS ON DISTRIBUTIONS. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age
59 1/2, severance from employment, disability, or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship, and termination of the plan in certain circumstances. Such distributions remain subject to other applicable restrictions under the Tax Code.

408(b) IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

-- The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or,

-- You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

A payment can be rolled over only if it is:

-- Not attributable to after-tax contributions; and

-- Not a required minimum distribution under Tax Code section 401(a)(9). The minimum distribution rules are subject to change as a result of new regulations proposed by the IRS on January 17, 2001.

There are limitations on the number of rollovers that may be made in any one year period. You should consult a tax adviser prior to making a rollover.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

457(b)PLANS All distributions from a 457 plan of a non-governmental, tax-exempt employer are taxed when paid or made available to you, and are subject to mandatory federal income tax withholding as wages, except death benefits. No withholding is required on payments to beneficiaries.

All distributions from a governmental 457(b) plan are taxed when paid, unless the distribution is rolled over to an eligible plan, or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code. Generally, under these plans you or a beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

ROLLOVERS AND TRANSFERS. Amounts distributed from a governmental 457(b) plan are eligible to be rolled over to a traditional IRA.

10% PENALTY TAX

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401, 403(b) or 408(b) arrangement. The 10% penalty tax applies only to amounts distributed from a 457(b)plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan.

NONQUALIFIED CONTRACTS. There is an exception to the 10% penalty tax if payment is made under an immediate annuity contract. An immediate annuity is defined as a contract to which all of the following apply:

-- Is purchased with a single premium;

-- Has an annuity starting date, as defined by the Tax Code, no later than one year from date of purchase; and

-- Provides for a series of substantially equal periodic payments to be made no less frequently than annually.

For purposes of determining whether the contract qualifies as an immediate annuity, the IRS has ruled that where an immediate annuity is received in exchange for a deferred annuity contract in a Tax Code section 1035 exchange, the purchase date of the contract will be deemed to be the date the deferred annuity was purchased. This might cause the contract to fail to qualify as an immediate annuity and the contract will be subject to the 10% penalty tax unless one of the other exceptions to the penalty applies.

In addition to the immediate annuity exception, the 10% penalty tax does not apply to the taxable portion of distributions made under certain exceptions, including one or more of the following:

-- You have attained age 59 1/2;

-- You have become disabled as defined in the Tax Code;

-- You have died; or

-- The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Modification of the series of payments prior to the later of age 59 1/2 or five years may result in an additional tax in the year of modification equal to the penalty which would have been imposed, plus interest, if the exception had not applied.

In addition, if you select an increasing annuity or an early withdrawal of the value of remaining income payments, the payment or distribution may be subject to the 10% penalty tax unless one of the other exceptions applies. You should consult with a tax adviser to determine how this will affect your tax liability.

401 AND 403(b) PLANS. The 10% penalty tax applies to the taxable portion of a distribution from a 401(a), 401(k) or a 403(b) plan, unless certain exceptions, including one or more of the following have occurred:

-- You have attained age 59 1/2;

-- You have become disabled as defined in the Tax Code;

-- You have died;

-- You have separated from service with the plan sponsor at or after age 55;

-- The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code;

-- You have separated from service with the plan sponsor and the distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

-- The distribution is due to an IRS levy upon your account.

408(b) IRAS. In general, except for the exception relating to separation from service with the plan sponsor at or after age 55, the exceptions listed above for 401 and 403(b) plans also apply to distributions from an IRA. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for a qualified first-time home purchase or for qualified higher education expenses.

457(b) PLANS. Amounts distributed from a 457(b) plan that are attributable to rollovers from a 401(a), 401(k) or 403(b) plan will be subject to a 10% penalty tax on the taxable portion of any such distribution, unless certain exceptions, including one or more of the following, have occurred:

-- You have attained age 59 1/2;

-- You have become disabled, as defined in the Tax Code;

-- You have died;

-- You have separated from service with the sponsor at or after age 55;

-- The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

-- The distribution amount is made in substantially equal periodic payments (at least annually) over your life or your life expectancy or the joint lives or joint life expectancies of you and your beneficiary, and you have had a separation from service with the plan sponsor; or

-- The distribution is made due to an IRS levy upon your account.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

NONQUALIFIED CONTRACTS. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

401 AND 403(b) PLANS. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

408(b) IRAS. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

457 PLANS. All distributions from a 457 plan, except death benefit proceedsor amounts rolled over to a traditional IRA, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

RULES SPECIFIC TO CERTAIN PLANS

401 PLANS. Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

-- Assignment or Transfer of Contracts. Adverse tax consequences to the 401(a) plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

    - A plan participant as a means to provide benefit payments;

    - An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

    - To the Company as collateral for a loan.

403(B) PLANS. Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

-- Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p).

-- Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of the following:

    - Salary reduction contributions made after December 31, 1988;

    - Earnings on those contributions; and

    - Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

408(B) IRAS. Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee.

-- ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

-- ROLLOVERS AND TRANSFERS. Rollovers and direct transfers are permitted from a 401, 403(a), a 403(b) arrangement, or another traditional IRA to a traditional IRA.

457(b) PLANS. Tax Code section 457(b) provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-government tax exempt entities. The plan may permit participants to specify the form of investment for their deferred compensation account.

-- TRUST REQUIREMENT. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

-- Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70 1/2;
   (2) when you experience a severance from employment with your employer; or
   (3) when you experience an unforeseeable emergency. A one-time in service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

Distributions from a 457(b) plan payable over a period of more than one year do not need to be made in substantially non-increasing amounts, and subject to the Tax Code, distribution of death benefits to a non-spouse may be made to a non-spouse over a period that may exceed fifteen years.

NONQUALIFIED CONTRACTS

NON-NATURAL HOLDERS OF A NONQUALIFIED CONTRACT. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. This rule does not apply to an immediate annuity which is defined in the same way as for penalty tax purposes (see "10% Penalty Tax--Nonqualified Contracts" in this section) or to contracts held by a trust or other entity as agent for a natural person. Therefore, if you elect an increasing annuity or elect to receive an early withdrawal of all or a portion of the value of any remaining payments, you should consult with a tax adviser to determine how this will affect your tax liability. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax.

DIVERSIFICATION

Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

Additionally, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

ASSIGNMENT OF RIGHT TO PAYMENTS

A transfer of a contract, the transfer of the right to payments under a nonqualified contract or the exchange of a contract may have tax consequences. Anyone contemplating any such assignment or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

DELAY OF START DATE

If you have elected to delay your annuity starting date, as defined below, and you die before the annuity starting date, specific rules for payment of any death benefit apply.

The annuity starting date is defined by the Tax Code to mean the first day of the period (month, quarter, half year, year depending upon whether payments will be made monthly, quarterly, semi-annually or annually) which ends on the date of the first annuity payment.

A delayed annuity starting date occurs any time a monthly payment begins later than one month, a quarterly payment begins later than three months or a semi-annual payment begins later than six months from date of purchase. For example, if you purchase the contract on June 1 with monthly payments to begin October 1, your annuity starting date is September 1, and would be considered a delayed annuity starting date.

For nonqualified contracts, if you die before a delayed annuity starting date, the entire interest in the account must be paid within five years of the date of death, or payments may be made over the life or over a period not extending beyond the life expectancy of the designated beneficiary or payee, as applicable, provided such payments begin not later than one year after the date of death. This rule does not apply if the designated beneficiary or payee is your spouse.

For qualified contracts, generally if your death occurs before the required beginning date, your interest in the account must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made over the life of the designated beneficiary or over a period not extending beyond the life expectancy of the designated beneficiary. For details regarding rules specific to your retirement plan, consult your tax adviser.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

We issue the contract described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

              151 Farmington Avenue
              Hartford Connecticut 06156

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of separate account under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002 known as Aetna Investment Services, LLC), serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. IFA's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of IFA or other broker-dealers which have entered into a selling arrangement with IFA. We refer to IFA and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with IFA include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
BancWest Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

Compensation will be paid to distributors who sell the contract. Distributors will be paid commissions up to an amount currently equal to 7.0% of purchase payment to a contract or as a combination of a certain percentage amount of the purchase payment to a contract at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7.0% of purchase payment to the contract over the life of the contract. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paidin accordance with NASD rules.The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application. Commissions and sales related expenses are paid by the Company and are not deducted from your payment to the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right ato suspend or postpone the date of any payment of benefits or values under the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends) or when trading on the New York Stock Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

-- During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual returns reflect deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Home Office. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

LEGAL MATTERS AND PROCEEDINGS

We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, a number of companies have been named as defendants in class action lawsuits relating to life insurancesales practices. The Company is a defendant in one such lawsuit, a purported class action which was filed against the Company in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron, and Alan Eckert (the "Reese Complaint"). The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. The Company has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is under way. The Company intends to defend this action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company and the financial statements of the separate account have been included in the Statement of Additional Information (SAI). Request an SAI at the number listed in "Contract Overview--Questions: Contacting the Company."

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

 General Information and History............................      2
 Variable Annuity Account B.................................      2
 Offering and Purchase of Contracts.........................      3
 Performance Data...........................................      3
 Income Payments............................................      7
 Sales Material and Advertising.............................      8
 Independent Auditors.......................................      8
 Financial Statements of the Separate Account...............    S-1
 Financial Statements of ING Life Insurance and Annuity
 Company and Subsidiaries...................................    F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                              FIXED DOLLAR OPTION
------------------------------------------------------------------

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments, (see "Withdrawals" in this appendix). Amounts allocated to the fixed dollar option are held in the Company's general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding the fixed dollar option has not been reviewed by the SEC.

PAYMENT OPTIONS

All of the payment options described under "Income Payments" in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:

(a) A CASH REFUND FEATURE. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a "life income" or "life income-two lives" payment option that has no reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect an increasing annuity with this feature.

(b) AN INCREASING ANNUITY. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor, see "Income Payments--Payment Options." You may not elect a right to withdraw or elect the cash refund feature with an increasing annuity. This feature is not available under contracts purchased in conjunction with
     Section 457 deferred compensation plans.

FIXED INCOME PAYMENT AMOUNTS

The amount of each payment depends upon (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax, and (2) the payment option and features chosen.

WITHDRAWALS

WITHDRAWAL VALUE--LIFETIME PAYMENT OPTIONS. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity ten year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

WITHDRAWAL VALUE--NONLIFETIME PAYMENT OPTIONS. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

RATE OF RETURN is the fixed annuity present value interest rate shown in your contract
WY is the withdrawal yield
IY is the issue yield

WY is determined as follows:
(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the withdrawal, of noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the withdrawal duration date.
(2) The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to the date of the withdrawal.
(3) Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:
(1) IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the contract effective date or the benefit change date shown in your contract, of noncallable, noninflation adjusted Treasury Notes or Bonds maturing on or closest to the issue duration date.
(2) The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract effective date or the benefit change date.
(3) Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.
(4) Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

EARLY WITHDRAWAL CHARGE

Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

SCHEDULE A: Subject to state approval, Schedule A applies to contracts issued on or after May 3, 1999.

                              SCHEDULE A
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                        EARLY WITHDRAWAL CHARGE
1 or more, but fewer than 2                                6%
2 or more, but fewer than 3                                5%
3 or more, but fewer than 4                                4%
4 or more, but fewer than 5                                3%
5 or more, but fewer than 6                                2%
6 or more, but fewer than 7                                1%
7 or more                                                  0%

SCHEDULE B applies to contracts issued prior to May 3, 1999. It also applies to contracts issued on or after May 3, 1999 in states where Schedule A is not approved as of the contract effective date.

                              SCHEDULE B
NUMBER OF YEARS FROM
CONTRACT EFFECTIVE DATE*                        EARLY WITHDRAWAL CHARGE
1 or more, but fewer than 2                               5%
2 or more, but fewer than 3                               4%
3 or more, but fewer than 4                               4%
4 or more, but fewer than 5                               3%
5 or more, but fewer than 6                               2%
6 or more, but fewer than 7                               1%
7 or more                                                 0%

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date.

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

REDUCTION OR ELIMINATION OF THE EARLY WITHDRAWAL CHARGE. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:
(a)  The size and type of group of individuals to whom the contract is offered;
(b)  The type and frequency of administrative and sales services to be provided;
     or
(c) Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliate; receiving distributions or making internal transfers from other contracts issued by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

DEATH BENEFIT

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

PAYMENT OF DEATH BENEFIT. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See "Taxation" for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven days following our receipt of request in good order. A lump-sum payment may be requested at anytime (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

DEATH BENEFIT AMOUNT. If you elect a right to withdraw, the death benefit value will be determined as described under "Withdrawal Amount" in this appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company's receipt at its Home Office of proof of death acceptable to us and a request for payment in good order.

                                  APPENDIX II
                        DESCRIPTION OF UNDERLYING FUNDS
------------------------------------------------------------------

                           LIST OF FUND NAME CHANGES
--------------------------------------------------------------------------------

  CURRENT FUND NAME                                      FORMER FUND NAME
  ING Generation Portfolios, Inc. -- ING VP Ascent       Aetna Generation Portfolios, Inc. -- Aetna Ascent
    Portfolio (Class R Shares) or (Class S Shares)       VP
  ING VP Balanced Portfolio, Inc. (Class R Shares)       Aetna Balanced VP, Inc.
  ING VP Bond Portfolio (Class R Shares)                 Aetna Income Shares d/b/a Aetna Bond VP
  ING Generation Portfolios, Inc. -- ING VP              Aetna Generation Portfolios, Inc. -- Aetna
    Crossroads Portfolio (Class R Shares)                Crossroads VP
  ING Variable Portfolios, Inc. -- ING VP Growth         Aetna Variable Portfolios, Inc. -- Aetna Growth VP
    Portfolio (Class R Shares)
  ING Variable Funds -- ING VP Growth and Income         Aetna Variable Fund d/b/a Aetna Growth and
    Portfolio (Class R Shares)                           Income VP
  ING Variable Portfolios, Inc. -- ING VP Index Plus     Aetna Variable Portfolios, Inc. -- Aetna Index Plus
    LargeCap Portfolio (Class R Shares)                  Large Cap VP
  ING Variable Portfolios, Inc. -- ING VP                Aetna Variable Portfolios, Inc. -- Aetna
    International Equity Portfolio (Class R Shares)      International VP
  ING Generation Portfolios, Inc. -- ING VP Legacy       Aetna Generation Portfolios, Inc. -- Aetna Legacy
    Portfolio (Class R Shares)                           VP
  ING VP Money Market Portfolio (Class R Shares)         Aetna Variable Encore Fund d/b/a Aetna Money
                                                         Market VP
  ING Variable Portfolios, Inc. -- ING VP Small          Aetna Variable Portfolios, Inc. -- Aetna Small
    Company Portfolio (Class R Shares)                   Company VP
  ING Partners, Inc. -- ING MFS Capital Opportunities    Portfolio Partners, Inc. (PPI) MFS Capital
    Portfolio (Initial Class)                            Opportunities Portfolio (Initial Class)
  ING Partners, Inc. -- ING MFS Emerging Equities        Portfolio Partners, Inc. (PPI) MFS Emerging
    Portfolio (Initial Class)                            Equities Portfolio (Initial Class)
  ING Partners, Inc. -- ING Scudder International        Portfolio Partners, Inc. (PPI) Scudder
    Growth Portfolio (Initial Class)                     International Growth Portfolio (Initial Class)
  ING Partners, Inc. -- ING T. Rowe Price Growth         Portfolio Partners, Inc. (PPI) T. Rowe Price Growth
    Equity Portfolio (Initial Class)                     Equity Portfolio (Initial Class)
  AIM Variable Insurance Funds -- AIM V.I. Core          AIM Variable Insurance Funds -- AIM V.I. Growth and
    Equity Fund (Series I Shares)                        Income Fund (Series I Shares)
  AIM Variable Insurance Funds -- AIM V.I. Premier       AIM Variable Insurance Funds -- AIM V.I. Value Fund
    Equity Fund (Series I Shares)                        (Series I Shares)

                               FUND DESCRIPTIONS
--------------------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

ING GENERATION PORTFOLIOS, INC.--ING VP ASCENT PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide capital appreciation.

PRINCIPAL STRATEGIES

Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 80% equities and 20% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency.

Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VP BALANCED PORTFOLIO, INC. (FORMERLY AETNA BALANCED VP, INC.) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgement of the Fund's management, of which of those sectors or mix thereof offers the best investment prospects.

PRINCIPAL STRATEGIES

Under normal market conditions, allocates assets between the following asset classes: equities, such as common and preferred stocks; and debt, such as bonds, mortgage-related and other asset-backed securities, U.S. Government securities and money market instruments. Typically, maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time depending on Aeltus (the Portfolio's subadviser)'s view of the relative attractiveness of each asset class. In making asset allocation decisions, Aeltus uses current market statistics and economic indicators to attempt to forecast returns for the equity and debt sectors of the securities market, using quantitative computer models to evaluate financial criteria in an attempt to identify those issuers whose perceived value is not reflected in their equity or debt securities. In managing the equity component, Aeltus typically emphasizes investment in stocks of larger companies, although it may invest in stocks of smaller companies and stocks of foreign issuers. In managing the debt component, Aeltus looks to select investments with the opportunity to enhance the portfolio's yield and total return, focusing on performance over the long term. May invest up to 15% of total assets in high-yield instruments and may also invest in foreign debt securities.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock and bond investing. The success of the Portfolio's strategy depends on Aeltus' skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed income securities, the Portfolio may underperform stock portfolios when stocks are in favor and underperform bond portfolios when bonds are in favor. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. In either case, the value of the Portfolio may decline. High-yield instruments are even more sensitive to economic and market conditions than other fixed income securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risk. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VP BOND PORTFOLIO (FORMERLY AETNA INCOME SHARES d/b/a AETNA BOND VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of debt securities.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities. In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL RISKS

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC.--ING VP CROSSROADS PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PRINCIPAL STRATEGIES

Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 60% equities and 40% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP GROWTH PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA GROWTH VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) emphasizes stocks of larger companies, although may invest in companies of any size. Aeltus also uses internally developed quantitative computer models to evaluate the financial characteristics of approximately 1,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies it believes have strong growth characteristics or demonstrate a positive trend in earnings estimates but whose perceived value is not reflected in the stock price. Aeltus focuses on companies it believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE FUNDS--ING VP GROWTH AND INCOME PORTFOLIO (FORMERLY AETNA VARIABLE FUND d/b/a AETNA GROWTH AND INCOME VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to maximize total return through investment in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 65% of total assets in common stocks that Aeltus (the Portfolio's subadviser) believes have significant potential for capital appreciation or income growth or both. In managing the Portfolio, Aeltus: emphasizes stocks of larger companies; looks to invest the Portfolio's assets in stocks of small and medium-sized companies and stocks of foreign issuers, depending upon market conditions; and combines internally developed quantitative computer models with a qualitative overlay to evaluate company financial characteristics to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Although Aeltus emphasizes large cap stocks, to the extent the Portfolio is diversified across asset classes, it may not perform as well as less diversified portfolios when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP INDEX PLUS LARGECAP PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA INDEX PLUS LARGE CAP VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

PRINCIPAL STRATEGIES

Invests at least 80% of net assets in stocks included in the S&P 500. The
S&P 500 is a stock market index comprised of common stocks of 500 of the largest companies traded in the U.S. and selected by Standard & Poor's Corporation. In managing the Portfolio, Aeltus (the Portfolio's subadviser) attempts to achieve the Portfolio's objective by overweighting those stocks in the S&P 500 that Aeltus believes will outperform the index, and underweighting (or avoiding altogether) those stocks that Aeltus believes will underperform the index. In determining stock weightings, Aeltus uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. At any one time, Aeltus generally includes in the portfolio between 400 and 450 of the stocks included in the S&P 500. Although the Portfolio will not hold all of the stocks in the S&P 500, Aeltus expects that there will be a close correlation between the performance of the Portfolio and that of the S&P 500 in both rising and falling markets.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the Portfolio's strategy depends significantly on Aeltus' skill in determining which securities to overweight, underweight or avoid altogether.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP INTERNATIONAL EQUITY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA INTERNATIONAL VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of its assets in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock. In managing the Portfolio, Aeltus (the Portfolio's subadviser) looks to: diversify the Portfolio by investing in a mix of stocks that it believes have the potential for long-term growth, as well as stocks that appear to be trading below their perceived value; allocate assets among several geographic regions and individual countries, investing primarily in those areas that it believes have the greatest potential for growth as well as stable exchange rates; invest primarily in established foreign securities markets, although it may invest in emerging markets as well; use internally developed quantitative computer models to evaluate the financial characteristics of over 2,000 companies. Aeltus analyzes cash flows, earnings and dividends of each company, in an attempt to select companies with long-term sustainable growth characteristics and employs currency hedging strategies to protect the portfolio from adverse effects on the U.S. dollar.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts. Accounting standards and market regulations tend to be less standardized in certain foreign countries, and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. Investments in emerging markets are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING GENERATION PORTFOLIOS, INC.--ING VP LEGACY PORTFOLIO (FORMERLY AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide total return consistent with preservation of capital.

PRINCIPAL STRATEGIES

Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. Aeltus (the Portfolio's subadviser) has instituted both a benchmark percentage allocation and a Portfolio level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on Aeltus' ongoing evaluation of the expected returns and risks of each asset class relative to other classes. Among the criteria that Aeltus evaluates to determine allocations are economic and market conditions, including changes in circumstances with respect to particular asset classes, geographic regions, industries or issuers, and interest rate movements. In selecting individual portfolio securities, Aeltus considers such factors as: expected dividend yields and growth rates; bond yields; and current relative value compared to historic averages. The benchmark portfolio is 40% equities and 60% fixed-income under neutral market conditions.

PRINCIPAL RISKS

The success of the Portfolio's strategy depends significantly on Aeltus' skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies, and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Risks associated with real estate securities include periodic declines in the value of real estate generally, and declines in the rents and other income generated by real estate caused by such factors as periodic over-building. For bonds, generally, when interest rates rise, bond prices fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside of the U.S. may also be affected by administrative difficulties such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VP MONEY MARKET PORTFOLIO (FORMERLY AETNA VARIABLE ENCORE FUND d/b/a AETNA MONEY MARKET VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

PRINCIPAL STRATEGIES

Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities (such as U.S. Treasury bills and securities issued or sponsored by U.S. Government agencies), corporate debt securities, commercial paper, asset-backed securities, mortgage-related securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. Aeltus seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and, therefore, the value and yield of the Portfolio's shares. Risks also include adverse changes in the actual or perceived creditworthiness of issuers and adverse changes in the economic or political environment.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PORTFOLIOS, INC.--ING VP SMALL COMPANY PORTFOLIO (FORMERLY AETNA VARIABLE PORTFOLIOS, INC.--AETNA SMALL COMPANY VP) (CLASS R SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

PRINCIPAL STRATEGIES

Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies, defined as: 1) the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); 2) all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and 3) companies with market capitalizations lower than companies included in the first two categories. In managing the Portfolio, Aeltus (the Portfolio's subadviser) invests in stocks that it believes have the potential for long-term growth, as well as those that appear to be trading below their perceived value. Aeltus also uses internally developed quantitative computer models to evaluate financial characteristics of over 2,000 companies. Aeltus analyzes these characteristics in an attempt to identify companies whose perceived value is not reflected in the stock price. Aeltus considers the potential of each company to create or take advantage of unique product opportunities, its potential to achieve long-term sustainable growth and the quality of its management. The Portfolio may invest, to a limited extent, in foreign stocks.

PRINCIPAL RISKS

Principal risks are those generally attributable to stock investing which include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in small cap stocks are substantially less than of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected.

INVESTMENT ADVISER:  ING Investments, LLC

SUBADVISER:  Aeltus Investment Management, Inc. (Aeltus)

ING PARTNERS, INC.--ING MFS CAPITAL OPPORTUNITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks capital appreciation.

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PRINCIPAL STRATEGIES

Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. Focuses on companies that the Portfolio's subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flows. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.
- ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

SUBADVISER:  Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC.--ING MFS EMERGING EQUITIES PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies that MFS, the Portfolio's subadviser, believes are early in their life cycle and have the potential to become major enterprises, or are major enterprises whose rates of earnings growth MFS believes will accelerate. Investments may include securities listed on a securities exchange or traded in the over the counter markets. MFS selects securities based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the Portfolio's manager and MFS' large group of equity research analysts. May invest in foreign securities (including emerging market securities) and may have

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exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. May engage in active and frequent trading to achieve its principal investment strategy.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING GROWTH RISK: The Portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.
- OVER THE COUNTER RISK: Equity securities that are traded over the counter may be more volatile than exchange-listed securities and the Portfolio may experience difficulty in purchasing or selling these securities at a fair price.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.
- DEPOSITARY RECEIPT RISK: Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

SUBADVISER:  Massachusetts Financial Services Company (MFS)

ING PARTNERS, INC.--ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital.

PRINCIPAL STRATEGIES

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the Portfolio's subadviser believes have high growth potential. Will normally invest in securities of at least three different countries other than the U.S. and will invest in securities in both developed and developing markets. Seeks to invest in those companies that Scudder believes are best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly-developing business franchises, strong financial positions, and high quality management capable of defining and implementing company strategies to take advantage of local, regional or global market changes. Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

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PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.
- EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.
- GEOGRAPHIC FOCUS RISK: If the Portfolio focuses its investments by investing a substantial amount of its assets in issuers located in a single country or a limited number of countries, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Portfolio's investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging market countries.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- INTEREST RATE RISK: The Portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of any debt securities held by the Portfolio will decline. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
- CREDIT RISK: The Portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities may be more likely to have difficulty making timely payments of interest or principal.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

SUBADVISER:  Deutsche Investment Management (Americas) Inc. (Deutsche)

ING PARTNERS, INC.--ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO (FORMERLY PORTFOLIO PARTNERS, INC. (PPI) T. ROWE PRICE GROWTH EQUITY PORTFOLIO) (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks long-term capital growth, and secondarily, increasing dividend income.

PRINCIPAL STRATEGIES

Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. The Portfolio concentrates its investment in growth companies. The Portfolio's subadviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flows and whose rates of earnings growth are considered above average. In addition, T. Rowe seeks companies with a lucrative niche in the economy that T. Rowe believes will give them the ability to sustain earnings momentum even during times of slow economic growth. It is T. Rowe's belief that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. May also purchase foreign stocks, futures, and options, in keeping with its objectives. May have exposure to foreign currencies through its investment in foreign securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. Investments in foreign securities are limited to 30% of total assets.

PRINCIPAL RISKS

Subject to the following principal risks:
- MARKET AND COMPANY RISK: The value of the securities in which the Portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

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- GROWTH STOCK RISK: Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.
- MANAGEMENT RISK: The risk that a strategy used by the Portfolio's subadviser may fail to produce intended results.
- FOREIGN MARKETS RISK AND CURRENCY RISK: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Exposure to foreign currencies may cause the value of the Portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.
- ACTIVE OR FREQUENT TRADING RISK: Engaging in active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies. Frequent trading also increases transaction costs, which could detract from the Portfolio's performance.

INVESTMENT ADVISER: ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)

SUBADVISER:  T. Rowe Price Associates, Inc. (T. Rowe)

AIM VARIABLE INSURANCE FUNDS--AIM V.I. CAPITAL APPRECIATION FUND (SERIES I
SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital.

PRINCIPAL STRATEGIES

Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Portfolio managers consider whether to sell a particular security when any of those factors materially changes. May also invest up to 25% of total assets in foreign securities. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash or liquid assets.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to common stocks of smaller companies, whose prices may go up and down more than common stocks of larger, more-established companies. Also, since common stocks of smaller companies may not be traded as often as common stocks of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. To the extent the fund holds cash or liquid assets rather than equity securities, the fund may not achieve its investment objective.

INVESTMENT ADVISER:  A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS--AIM V.I. CORE EQUITY FUND (FORMERLY AIM V.I. GROWTH AND INCOME FUND) (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital with a secondary objective of current income.

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PRINCIPAL STRATEGIES

Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings and dividends. In complying with this 80% requirement, investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. May also invest up to 25% of total assets in foreign securities. For risk management purposes, may hold a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds, or high-quality debt instruments.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

INVESTMENT ADVISER:  A I M Advisors, Inc.

AIM VARIABLE INSURANCE FUNDS--AIM V.I. GROWTH FUND (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks growth of capital.

PRINCIPAL STRATEGIES

Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum. May invest up to 25% of its assets in foreign securities. Portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth and consider whether to sell a particular security when any of those factors materially changes. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. May engage in active and frequent trading of portfolio securities to achieve its investment objective which may result in increased transaction costs and brokerage commissions, both of which can lower the actual return on investment.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

INVESTMENT ADVISER:  A I M Advisors, Inc.

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AIM VARIABLE INSURANCE FUNDS--AIM V.I. PREMIER EQUITY FUND (FORMERLY AIM V.I.
VALUE FUND) (SERIES I SHARES)

INVESTMENT OBJECTIVE

Seeks to achieve long-term growth of capital with a secondary objective of income.

PRINCIPAL STRATEGIES

Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities. In complying with the 80% requirement, investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. Also may invest in preferred stocks and debt instruments that have prospects for growth of capital. Also may invest up to 25% of total assets in foreign securities. Portfolio managers focus on undervalued equity securities of (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this potential in the form of increased equity values. Portfolio managers consider whether to sell a particular security when they believe the company no longer fits into any of the above categories.

PRINCIPAL RISKS

Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Prices of foreign securities may be further affected by other factors, including currency exchange rates, political and economic conditions, regulations, and markets. These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. Transaction costs are often higher in developing countries and there may be delays in settlement procedures. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

INVESTMENT ADVISER:  A I M Advisors, Inc.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS--FIDELITY VIP HIGH INCOME PORTFOLIO (INITIAL CLASS)

INVESTMENT OBJECTIVE

Seeks a high level of current income while also considering growth of capital.

PRINCIPAL STRATEGIES

Normally invests primarily in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May invest in non-income producing securities, including defaulted securities and common stocks and companies in troubled or uncertain financial condition. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL RISKS

Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, and issuer-specific changes. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

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Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

INVESTMENT ADVISER:  Fidelity Management & Research Company

SUBADVISERS: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

JANUS ASPEN SERIES--GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies. The portfolio manager applies a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. If the portfolio manager is unable to find investments with earnings growth potential, a significant portion of assets may be in cash or similar investments.

PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital

JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

INVESTMENT OBJECTIVE

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

PRINCIPAL STRATEGIES

Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. Portfolio managers apply a "bottom up" approach in choosing investments. This approach identifies individual companies with earnings growth potential that may not be recognized by the market at large. Assessment is made by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities.

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PRINCIPAL RISKS

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk bonds or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. The Portfolio may have significant exposure to foreign markets and may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. High-yield/high-risk bonds present greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

INVESTMENT ADVISER:  Janus Capital

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

INVESTMENT OBJECTIVE

Seeks capital appreciation by investing in "growth type" companies.

PRINCIPAL STRATEGIES

Invests mainly in equity securities, such as common stocks and can invest in other equity securities, such as preferred stocks and securities convertible into common stocks. Emphasizes investments in companies believed by the Fund's investment manager, OppenheimerFunds, Inc., to have significant growth potential. Growth companies can include established companies entering a growth cycle in their business, as well as newer companies. Can invest in securities of issuers of all market capitalization ranges, but currently focuses on stocks of "mid-cap" issuers (currently those issuers between $2.5 billion to $11.5 billion). Can invest in domestic and foreign companies, although most of its investments are in stocks of U.S. companies. In selecting securities for the Fund, the Fund's portfolio manager looks from high-growth companies using a "bottom-up" stock selection process focusing on fundamental analysis of individual issuers before considering overall economic, market or industry trends.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. They include changes in general stock market movements (this is referred to as "market risk"). Stocks fluctuate in price, and their short-term volatility at times may be great. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Stocks of growth companies may provide greater opportunities for capital appreciation but may be more volatile than other stocks. The Fund invests in securities of large companies but may also invest in small and medium-size companies, which may have more volatile stock prices than large companies. To the extent that the Fund increases the relative emphasis of its investments ion a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA-REGISTERED TRADEMARK-

INVESTMENT OBJECTIVE

Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

PRINCIPAL STRATEGIES

Invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the capitalization of issuers in which it invests, currently emphasizes the stocks of large-capitalization companies in its portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks.

While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments to try to manage investment risks. In selecting securities for purchase or sale by the Fund, the Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment.

PRINCIPAL RISKS

The Fund's investments are subject to changes in their value from a number of factors. There is also the risk that value of your investment could be eroded over time by the effects of inflation and that poor security selection by the Fund's investment adviser will cause the Fund to underperform other funds having similar objectives. Stocks fluctuate in price and their short-term volatility at times may be great. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. The Fund may be subject to the risks that economic, political or other events can have a negative effect on the values of securities of issuers in that industry (this is referred to as "industry risk"). Stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. Changes in interest rates can also affect bond prices (this is known as "interest rate risk").

INVESTMENT ADVISER:  Oppenheimer Funds, Inc.

OPPENHEIMER VARIABLE ACCOUNT FUNDS--OPPENHEIMER STRATEGIC BOND FUND/VA

INVESTMENT OBJECTIVE

Seeks a high level of current income principally derived from interest on debt securities.

PRINCIPAL STRATEGIES

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies. Can invest up to 100% of its assets in any one sector at any time, if the Fund's investment adviser believes that in doing so the Fund can achieve its objective without undue risk. Can invest in securities having short, medium or long-term maturities and may invest without limit in lower-grade high-yield debt obligations, also called "junk bonds." Foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. Can also use hedging instruments and certain derivative investments to try to enhance income or to try to manage investment risks. In selecting securities, the portfolio managers analyze the overall investment opportunities and risks in individual national economies with an overall strategy of building a broadly-diversified portfolio of debt securities to help moderate the special risks of investing in high-yield debt instruments and foreign securities.

PRINCIPAL RISKS

Debt securities are subject to credit risk which refers to the risk that if the issuer fails to pay interest, or if the issuer fails to repay principal, the value of that security and of the Fund's shares might be reduced. Credit risks of lower-grade securities are greater than those of investment-grade bonds. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities of issuers in emerging and developing markets may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. The Fund is also subject to interest rate risk and prepayment risk. The investment adviser's expectations about the relative performance of the three principal sectors in which the Fund invests may be inaccurate, and the Fund's returns might be less than other funds using similar strategies. Investing in derivative investments carries the risk that if the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the investment adviser expected it to perform.

INVESTMENT ADVISER:  OppenheimerFunds, Inc.

                                  APPENDIX III
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
                    ASSUMED ANNUAL NET RETURN RATE OF 5.00%
 (SELECTED DATA FOR ANNUITY AND ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH
                                    PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM ACCUMULATION UNIT VALUES INCLUDED IN THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM ACCUMULATION UNIT VALUES INCLUDED IN THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE UNAUDITED ANNUITY UNIT VALUES SHOWN BELOW ARE DERIVED FROM THE AUDITED ACCUMULATION UNIT VALUES AND REFLECT THE APPLICATION OF A FACTOR CORRESPONDING TO THE ASSUMED ANNUAL NET RETURN RATE OF 5.00%. SEE "CALCULATING VARIABLE INCOME PAYMENTS" FOR MORE INFORMATION. ONLY THOSE SUBACCOUNTS WITH ANNUITY UNITS OUTSTANDING AT THE END OF THE PERIOD ARE LISTED BELOW.

                                                                                     (UNAUDITED)
                                                     ----------------------------------------------------------------------------
                                                       2001             2000             1999             1998             1997
                                                       ----             ----             ----             ----             ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                          $8.654(1)
Value at end of period                                $8.938
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                         $16.269          $17.390          $16.276          $14.800          $13.209(1)
Value at end of period                               $15.664          $16.269          $17.390          $16.276          $14.800
ING VP BOND PORTFOLIO
Value at beginning of period                         $10.790          $10.460          $11.205          $11.017          $10.990(2)
Value at end of period                               $20.125          $10.790          $10.460          $11.205          $11.017
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                          $9.971          $10.555          $10.182          $10.223          $10.032(3)
Value at end of period                                $8.721           $9.971          $10.555          $10.182          $10.223
ING VP GROWTH PORTFOLIO
Value at beginning of period                         $17.719          $21.391          $16.827          $13.015          $13.538(3)
Value at end of period                               $12.154          $17.719          $21.391          $16.827          $13.015
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                         $17.537          $20.937          $18.959          $17.607          $15.123(1)
Value at end of period                               $34.644          $17.537          $20.937          $18.959          $17.607
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                         $15.139          $17.763          $15.195          $12.277          $10.848(4)
Value at end of period                               $12.299          $15.139          $17.763          $15.195          $12.277
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                         $11.352          $15.145          $11.664(1)
Value at end of period                                $8.142          $11.352          $15.145
ING VP LEGACY PORTFOLIO
Value at beginning of period                         $11.004          $11.160          $11.080          $11.017          $10.264(1)
Value at end of period                               $10.104          $11.004          $11.160          $11.080          $11.017
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                          $9.801           $9.793           $9.910           $9.991           $9.995(3)
Value at end of period                                $9.581           $9.801           $9.793           $9.910           $9.991
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                         $15.634          $15.571          $12.654          $13.308          $13.322(3)
Value at end of period                               $15.292          $15.634          $15.571          $12.654          $13.308
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $13.026          $15.541          $12.190(2)
Value at end of period                                $9.397          $13.026          $15.541
AIM V.I. GROWTH FUND
Value at beginning of period                         $11.015          $14.726          $12.229(2)
Value at end of period                                $6.849          $11.015          $14.726
AIM V.I. CORE EQUITY FUND
Value at beginning of period                         $11.669          $14.516          $12.546(2)
Value at end of period                                $8.467          $11.669          $14.516
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                         $10.873          $13.942          $12.716(2)
Value at end of period                                $8.940          $10.873          $13.942
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period                          $6.715           $9.207           $9.052          $10.060          $10.058(3)
Value at end of period                                $5.575           $6.715           $9.207           $9.052          $10.060
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $16.084          $20.008          $14.775          $11.580          $10.433(5)
Value at end of period                               $11.385          $16.084          $20.008          $14.775          $11.580

------------------------------------------------------------------

                                                                                     (UNAUDITED)
                                                     ----------------------------------------------------------------------------
                                                       2001             2000             1999             1998             1997
                                                       ----             ----             ----             ----             ----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $17.547          $22.117          $14.300          $11.794          $10.638(1)
Value at end of period                               $12.801          $17.547          $22.117          $14.300          $11.794
OPPENHEIMER AGGRESSIVE GROWTH FUND / VA
Value at beginning of period                         $11.744          $14.519          $10.119(1)
Value at end of period                                $7.590          $11.744          $14.519
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
/ VA
Value at beginning of period                          $8.782          $10.232           $9.661(3)
Value at end of period                                $7.419           $8.782          $10.232
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                          $9.103           $9.428           $9.749          $10.152(1)
Value at end of period                                $8.976           $9.103           $9.428           $9.749
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                         $18.128          $20.438          $14.605          $12.253          $12.132(6)
Value at end of period                               $12.829          $18.128          $20.438          $14.605          $12.253
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                         $11.268          $16.818          $11.852           $9.719           $9.885(6)
Value at end of period                                $7.926          $11.268          $16.818          $11.852           $9.719
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                         $13.058          $17.263          $11.587          $11.992(2)
Value at end of period                                $8.974          $13.058          $17.263          $11.587
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                         $12.531          $13.325          $11.582          $11.014(3)
Value at end of period                               $10.581          $12.531          $13.325          $11.582

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
                  (1)   Funds were first received in this option during November
                        2001.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during August 1999.
                  (2)   Funds were first received in this option during May 1999.
                  (3)   Funds were first received in this option during September
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during February
                        1998.
                  (2)   Funds were first received in this option during May 1998.
                  (3)   Funds were first received in this option during July 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during January
                        1997.
                  (2)   Funds were first received in this option during October
                        1997.
                  (3)   Funds were first received in this option during December
                        1997.
                  (4)   Funds were first received in this option during May 1997.
                  (5)   Funds were first received in this option during March 1997.
                  (6)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
                    ASSUMED ANNUAL NET RETURN RATE OF 3.50%
 (SELECTED DATA FOR ANNUITY AND ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH
                                    PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM ACCUMULATION UNIT VALUES INCLUDED IN THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM ACCUMULATION UNIT VALUES INCLUDED IN THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE UNAUDITED ANNUITY UNIT VALUES SHOWN BELOW ARE DERIVED FROM THE AUDITED ACCUMULATION UNIT VALUES AND REFLECT THE APPLICATION OF A FACTOR CORRESPONDING TO THE ASSUMED ANNUAL NET RETURN RATE OF 3.50%. SEE "CALCULATING VARIABLE INCOME PAYMENTS" FOR MORE INFORMATION. ONLY THOSE SUBACCOUNTS WITH ANNUITY UNITS OUTSTANDING AT THE END OF THE PERIOD ARE LISTED BELOW.

                                                                                     (UNAUDITED)
                                                     ----------------------------------------------------------------------------
                                                       2001             2000             1999             1998             1997
                                                       ----             ----             ----             ----             ----
ING VP ASCENT PORTFOLIO
Value at beginning of period                         $11.085          $11.298(1)
Value at end of period                                $9.355          $11.085
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                         $17.774          $18.730          $17.280          $15.488          $13.448(1)
Value at end of period                               $18.495          $17.774          $18.730          $17.280          $15.488
ING VP BOND PORTFOLIO
Value at beginning of period                         $11.788          $11.266          $11.896          $11.529          $11.087(1)
Value at end of period                               $30.129          $11.788          $11.266          $11.896          $11.529
ING VP CROSSROADS PORTFOLIO
Value at beginning of period                         $10.429          $10.883          $10.350          $10.242          $10.108(2)
Value at end of period                                $9.256          $10.429          $10.883          $10.350          $10.242
ING VP GROWTH PORTFOLIO
Value at beginning of period                         $18.688          $22.240          $17.245          $14.972(1)
Value at end of period                               $13.006          $18.688          $22.240          $17.245
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                         $19.160          $22.550          $20.128          $18.426          $15.431(3)
Value at end of period                               $69.952          $19.160          $22.550          $20.128          $18.426
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                         $15.967          $18.467          $15.572          $12.402          $11.263(4)
Value at end of period                               $13.160          $15.967          $18.467          $15.572          $12.402
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                         $11.835          $15.565          $10.780          $10.413(2)
Value at end of period                                $8.612          $11.835          $15.565          $10.780
ING VP LEGACY PORTFOLIO
Value at beginning of period                         $11.681          $11.678          $11.429          $11.201          $10.372(5)
Value at end of period                               $10.882          $11.681          $11.678          $11.429          $11.201
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                         $10.252          $10.098          $10.073          $10.044(3)
Value at end of period                               $10.167          $10.252          $10.098          $10.073
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                         $16.488          $16.189          $12.968          $13.444          $12.930(6)
Value at end of period                               $16.362          $16.488          $16.189          $12.968          $13.444
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                         $13.438          $18.828(2)
Value at end of period                                $9.836          $13.438
AIM V.I. GROWTH FUND
Value at beginning of period                         $11.364          $14.976          $12.703(1)
Value at end of period                                $7.168          $11.364          $14.976
AIM V.I. CORE EQUITY FUND
Value at beginning of period                         $12.038          $14.763          $11.979(2)
Value at end of period                                $8.863          $12.038          $14.763
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                         $11.217          $14.178          $12.215(3)
Value at end of period                                $9.357          $11.217          $14.178
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period                          $7.024           $9.494           $9.201          $10.483(1)
Value at end of period                                $5.916           $7.024           $9.494           $9.201
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                         $17.095          $20.968          $15.260          $11.789          $10.481(1)
Value at end of period                               $12.278          $17.095          $20.968          $15.260          $11.789
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $18.650          $23.174          $14.769          $12.007          $10.576(3)
Value at end of period                               $13.804          $18.650          $23.174          $14.769          $12.007

------------------------------------------------------------------

                                                                                     (UNAUDITED)
                                                     ----------------------------------------------------------------------------
                                                       2001             2000             1999             1998             1997
                                                       ----             ----             ----             ----             ----
OPPENHEIMER AGGRESSIVE GROWTH FUND / VA
Value at beginning of period                         $11.990          $14.612           $9.670(4)
Value at end of period                                $7.862          $11.990          $14.612
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
/ VA
Value at beginning of period                          $8.966          $10.298           $9.250(5)
Value at end of period                                $7.685           $8.966          $10.298
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                          $9.522           $9.722           $9.909          $10.180(1)
Value at end of period                                $9.526           $9.522           $9.722           $9.909
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                         $19.267          $21.414          $15.084          $12.474          $12.335(7)
Value at end of period                               $13.834          $19.267          $21.414          $15.084          $12.474
ING MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                         $11.976          $17.621          $12.241           $9.894          $10.050(7)
Value at end of period                                $8.547          $11.976          $17.621          $12.241           $9.894
ING SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                         $13.659          $17.801          $11.777          $11.433(2)
Value at end of period                                $9.523          $13.659          $17.801          $11.777
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                         $13.064          $13.694          $11.733          $11.154(4)
Value at end of period                               $11.192          $13.064          $13.694          $11.733

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
                  (1)   Funds were first received in this option during July 2000.
                  (2)   Funds were first received in this option during March 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1999:
                  (1)   Funds were first received in this option during May 1999.
                  (2)   Funds were first received in this option during April 1999.
                  (3)   Funds were first received in this option during June 1999.
                  (4)   Funds were first received in this option during October
                        1999.
                  (5)   Funds were first received in this option during September
                        1999.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
                  (1)   Funds were first received in this option during March 1998.
                  (2)   Funds were first received in this option during November
                        1998.
                  (3)   Funds were first received in this option during July 1998.
                  (4)   Funds were first received in this option during December
                        1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
                  (1)   Funds were first received in this option during March 1997.
                  (2)   Funds were first received in this option during December
                        1997.
                  (3)   Funds were first received in this option during January
                        1997.
                  (4)   Funds were first received in this option during October
                        1997.
                  (5)   Funds were first received in this option during February
                        1997.
                  (6)   Funds were first received in this option during August 1997.
                  (7)   Funds were first received in this option during November
                        1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
              FOR THE FIVE YEAR GUARANTEED MINIMUM INCOME FEATURE
 (SELECTED DATA FOR ANNUITY AND ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH
                                    PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2001 IS DERIVED FROM ACCUMULATION UNIT VALUES INCLUDED IN THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2001 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION. THE UNAUDITED ANNUITY UNIT VALUES SHOWN BELOW ARE DERIVED FROM THE AUDITED ACCUMULATION UNIT VALUES AND REFLECT THE APPLICATION OF A FACTOR CORRESPONDING TO THE ASSUMED ANNUAL NET RETURN RATE OF 3.50%. SEE "CALCULATING VARIABLE INCOME PAYMENTS" FOR MORE INFORMATION. ONLY THOSE SUBACCOUNTS WITH ANNUITY UNITS OUTSTANDING AT THE END OF THE PERIOD ARE LISTED BELOW.

                                                                     (UNAUDITED)
                                                                     -----------
                                                                        2001
                                                                        ----
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                                            $9.071(1)
Value at end of period                                                  $8.902
ING VP BOND PORTFOLIO
Value at beginning of period                                           $10.769(2)
Value at end of period                                                 $11.057
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                                            $9.065(2)
Value at end of period                                                  $8.148
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                                           $10.233(2)
Value at end of period                                                 $10.280
AIM V.I. CORE EQUITY FUND
Value at beginning of period                                            $6.251(3)
Value at end of period                                                  $6.163
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND / VA
Value at beginning of period                                            $8.361(2)
Value at end of period                                                  $7.802
OPPENHEIMER STRATEGIC BOND FUND / VA
Value at beginning of period                                            $9.915(1)
Value at end of period                                                 $10.167

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
                  (1)   Funds were first received in this option during July.
                  (2)   Funds were first received in this option during June.
                  (3)   Funds were first received in this option during November.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT B ING INCOME ANNUITY PROSPECTUS DATED MAY 1, 2002.

____ PLEASE SEND AN ACCOUNT B STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.09515-02) DATED MAY 1, 2002.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.09515-02 (5/02)

                           VARIABLE ANNUITY ACCOUNT B
                                       OF

                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

                               ING Income Annuity
  A Fixed and Variable, Single Premium, Group or Individual, Immediate Annuity
                                    Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the separate account) dated May 1, 2002.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                                       ING
                              Attn: AFS Settlements
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-0005
                                 1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                                   Page
                                                                                   ----
General Information and History                                                    2
Variable Annuity Account B                                                         2
Offering and Purchase of Contract                                                  3
Performance Data                                                                   3
    General                                                                        3
    Average Annual Total Return Quotations                                         4
Income Payments                                                                    7
Sales Material and Advertising                                                     8
Independent Auditors                                                               8
Financial Statements of the Separate Account                                       S-1
Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries    F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) (the "Company", "we", "us", "our") issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2001, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company or its subsidiary ING Investments, LLC manages or oversees the management of $21 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 2000.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge, the administrative expense charge and the guaranteed minimum income charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

ING VP Ascent Portfolio (Class R Shares)(1)
ING VP Balanced Portfolio, Inc. (Class R Shares)(1)               ING Scudder International Growth Portfolio (Initial Class)(1)
ING VP Bond Portfolio (Class R Shares)(1)                         ING T. Rowe Price Growth Equity Portfolio (Initial Class)(1)
ING VP Crossroads Portfolio (Class R Shares)(1)                   AIM V.I. Capital Appreciation Fund (Series I Shares)
ING VP Growth Portfolio (Class R Shares)(1)                       AIM V.I. Core Equity Fund (Series I Shares)(1)
ING VP Growth and Income Portfolio (Class R Shares)(1)            AIM V.I. Growth Fund (Series I Shares)
ING VP Index Plus LargeCap Portfolio (Class R Shares)(1)          AIM V.I. Premier Equity Fund (Series I Shares)(1)
ING VP International Equity Portfolio (Class R Shares)(1)         Fidelity(R) VIP High Income Portfolio (Initial Class)
ING VP Legacy Portfolio (Class R Shares)(1)                       Janus Aspen Growth Portfolio (Institutional Shares)
ING VP Money Market Portfolio (Class R Shares)(1)                 Janus Aspen Worldwide Growth Portfolio
ING VP Small Company Portfolio (Class R Shares)(1)                Oppenheimer Aggressive Growth Fund/VA
ING MFS Capital Opportunities Portfolio (Initial Class)(1)        Oppenheimer Main Street Growth & Income Fund/VA(R)
ING MFS Emerging Equities Portfolio (Initial Class)(1)            Oppenheimer Strategic Bond Fund/VA


(1) Effective May 1, 2002 this fund has changed its name to the name listed above. See Appendix II on page 44 in the prospectus for a complete list of former and current names.

Complete descriptions of each of the funds, including their investment objectives, policies, risks, fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                        OFFERING AND PURCHASE OF CONTRACT

The Company's subsidiary, ING Financial Advisers, LLC (IFA) (prior to May 1, 2002, known as Aetna Investment Services, LLC) serves as the principal underwriter for the contracts. IFA, a Delaware limited liability company, is registered as a broker-dealer with the SEC. IFA is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. IFA' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of IFA or of other registered broker-dealers who have entered into sales arrangements with IFA. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled "Purchase."

                                PERFORMANCE DATA

GENERAL
From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized returns"), as well as "non-standardized returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts available under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                                          1/N
                              TR = ((ERV/P)  ) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.

P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (e.g., 1.25% mortality and expense risk charges, 1.00% guaranteed minimum income charge, as applicable, and an early withdrawal charge of 7% grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge. The deduction of the early withdrawal charge would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2001 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. Also reflected in both tables is the guaranteed minimum income charge as it applies to ING Index Plus LargeCap VP. As reflected in the tables, this charge only applies when the guaranteed minimum income feature is selected.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING MFS Emerging Equities Portfolio (Initial Class), ING Scudder International Growth Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance of the ING Partners, Inc. (IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                                                                   DATE
                                                                                                               CONTRIBUTIONS
                                                                                                              FIRST RECEIVED
                                                                                                                 UNDER THE
                                                                                STANDARDIZED                 SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                   SINCE
                     SUBACCOUNT                            1 YEAR       5 YEAR       10 YEAR     INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                  (17.90%)       2.95%                      6.63%        08/31/1995

ING VP Balanced Portfolio, Inc. (Class R Shares)(1)       (11.09%)       7.36%         8.85%

ING VP Bond Portfolio (Class R Shares)(1)                   0.94%        4.99%         5.43%

ING VP Crossroads Portfolio (Class R Shares)              (13.67%)       3.36%                      6.22%        08/31/1995

ING VP Growth Portfolio (Class R Shares)                  (32.30%)                                  6.06%        05/30/1997

ING VP Growth and Income Portfolio (Class R Shares)(1)    (24.26%)       3.15%         7.59%

ING VP Index Plus LargeCap Portfolio (Class R Shares)     (19.83%)       9.54%                     10.18%        10/31/1996

ING VP International Equity Portfolio (Class R Shares)    (29.35%)                                 (5.40%)       05/05/1998

ING VP Legacy Portfolio (Class R Shares)                   (9.38%)       4.31%                      6.30%        08/31/1995

ING VP Money Market Portfolio (Class R Shares)(1)(2)       (3.53%)       3.53%         3.56%

ING VP Small Company Portfolio (Class R Shares)            (3.47%)                                 11.30%        05/30/1997

ING MFS Capital Opportunities Portfolio (Initial Class)   (30.16%)                                  5.65%        11/28/1997

Neuberger Berman AMT Growth/ING MFS Capital
   Opportunities(3)                                       (30.16%)       9.24%                      9.28%        11/30/1992

ING MFS Emerging Equities Portfolio (Initial Class)       (30.58%)                                 (1.26%)       11/28/1997

Alger American Small Cap/ING MFS Emerging Equities(3)     (30.58%)       0.93%                      5.12%        09/30/1993

ING Scudder International Growth Portfolio
   (Initial Class)                                        (32.18%)                                  0.85%        11/28/1997

Scudder VLIF International/ING Scudder International
   Growth(3)                                              (32.18%)       2.14%                      6.39%        08/31/1992

ING T. Rowe Price Growth Equity Portfolio
   (Initial Class)                                        (16.66%)                                  7.00%        11/28/1997

Alger American Growth/ING T. Rowe Price Growth
   Equity(3)                                              (16.66%)      10.58%                     13.78%        02/28/1995

AIM V.I. Capital Appreciation Fund (Series I Shares)      (28.79%)                                  5.27%        10/02/1998

AIM V.I. Core Equity Fund (Series I Shares)               (28.38%)                                  1.97%        10/02/1998

AIM V.I. Growth Fund (Series I Shares)                    (38.63%)                                 (4.16%)       10/02/1998

AIM V.I. Premier Equity Fund (Series I Shares)            (18.84%)                                  5.06%        10/02/1998

Fidelity(R) VIP High Income Portfolio (Initial Class)     (18.07%)      (5.17%)                    (1.05%)       06/30/1995

Janus Aspen Growth Portfolio (Institutional Shares)       (30.14%)       7.25%                     11.17%        07/29/1994

Janus Aspen Worldwide Growth Portfolio (Institutional
   Shares)                                                (28.01%)       9.29%                     14.57%        04/28/1995

Oppenheimer Aggressive Growth Fund/VA                     (36.21%)                                  5.44%        05/30/1997

Oppenheimer Main Street Growth & Income Fund/VA(R)        (16.61%)                                  2.96%        05/30/1997

Oppenheimer Strategic Bond Fund/VA                         (2.68%)                                  2.24%        05/30/1997


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

                                                                                                                          FUND
                                                                                                                       INCEPTION
                                                                              NON-STANDARDIZED                            DATE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
                      SUBACCOUNT                            1 YEAR      3 YEARS   5 YEARS    10 YEARS   INCEPTION**
--------------------------------------------------------------------------------------------------------------------------------
ING VP Ascent Portfolio (Class R Shares)                   (12.66%)     (1.09%)     3.37%                   7.31%    07/05/1995

ING VP Balanced Portfolio, Inc. (Class R Shares)(1)         (5.41%)      1.38%      7.80%       8.85%

ING VP Bond Portfolio (Class R Shares)(1)                    7.38%       4.45%      5.42%       5.43%

ING VP Crossroads Portfolio (Class R Shares)                (8.16%)     (0.29%)     3.78%                   6.82%    07/05/1995

ING VP Growth Portfolio (Class R Shares)                   (27.98%)     (5.85%)     8.31%                   8.55%    12/13/1996

ING VP Growth and Income Portfolio (Class R Shares)(1)     (19.43%)     (6.35%)     3.56%       7.59%

ING VP Index Plus LargeCap Portfolio (Class R Shares)      (14.71%)     (2.16%)     9.99%                  11.26%    09/16/1996

ING VP International Equity Portfolio (Class R Shares)     (24.84%)     (4.03%)                             1.59%    12/22/1997

ING VP Legacy Portfolio (Class R Shares)                    (3.60%)      1.81%      4.73%                   6.76%    07/05/1995

ING VP Money Market Portfolio (Class R Shares)(1)(2)         2.63%       3.81%      3.95%       3.56%

ING VP Small Company Portfolio (Class R Shares)              2.69%      11.83%     13.15%                  13.39%    12/27/1996

ING MFS Capital Opportunities Portfolio (Initial Class)    (25.70%)      0.55%                              6.40%    11/28/1997

Neuberger Berman AMT Growth/ING MFS Capital
   Opportunities(3)                                        (25.70%)      0.54%      9.68%       9.07%

ING MFS Emerging Equities Portfolio (Initial Class)        (26.15%)     (8.19%)                            (0.53%)   11/28/1997

Alger American Small Cap/ING MFS Emerging Equities(3)      (26.15%)     (8.19%)     1.34%       5.40%

ING Scudder International Growth Portfolio (Initial
   Class)                                                  (27.85%)     (3.58%)                             1.66%    11/28/1997

Scudder VLIF International/ING Scudder International
   Growth(3)                                               (27.85%)     (3.59%)     2.55%       6.05%

ING T. Rowe Price Growth Equity Portfolio (Initial
   Class)                                                  (11.35%)      1.87%                              7.76%    11/28/1997

Alger American Growth/ING T. Rowe Price Growth Equity(3)   (11.35%)      1.87%      11.03%     13.09%

AIM V.I. Capital Appreciation Fund (Series I Shares)       (24.25%)     (1.63%)     4.69%                  10.36%    05/05/1993

AIM V.I. Core Equity Fund (Series I Shares)                (23.81%)     (5.18%)     5.95%                   9.98%    05/02/1994

AIM V.I. Growth Fund (Series I Shares)                     (34.72%)    (11.87%)     2.59%                   7.47%    05/05/1993

AIM V.I. Premier Equity Fund (Series I Shares)             (13.66%)     (2.27%)     8.32%                  12.00%    05/05/1993

Fidelity(R) VIP High Income Portfolio (Initial Class)(1)   (12.84%)    (10.68%)    (4.79%)      3.97%

Janus Aspen Growth Portfolio (Institutional Shares)        (25.68%)     (3.75%)     7.69%                  10.43%    09/13/1993

Janus Aspen Worldwide Growth Portfolio (Institutional
   Shares)                                                 (23.41%)      1.18%      9.73%                  14.31%    09/13/1993

Oppenheimer Aggressive Growth Fund/VA(1)                   (32.13%)      2.56%      5.71%      10.36%

Oppenheimer Main Street Growth & Income Fund/VA(R)         (11.29%)     (1.33%)     5.38%                  12.25%    07/05/1995

Oppenheimer Strategic Bond Fund/VA                           3.53%       2.14%      3.05%                   4.29%    05/03/1993


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2001 (on an annualized basis) was 0.94%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.
(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                                 INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units is determined in each of the designated subaccounts on the contract effective date. The number of annuity units, which generally does not change thereafter, is calculated by dividing (a) by
(b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the annuity unit value for that investment option on the contract effective date. The first payment will be calculated as of the tenth valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, annuity unit values fluctuate from one valuation to the next (see "Calculating Variable Income Payments" in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:
Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax charge is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the annuity unit on the contract effective date is
13.400000. The payment calculated as of the contract effective date is divided by the annuity unit value to determine the number of annuity units (that is, $334.00/13.400000 = 24.925 annuity units). The number of annuity units will generally remain constant over the term of your contract as determined by the income payment option you select. The value of each payment will be determined on the tenth valuation before the payment due date by multiplying the number of annuity units by that date's annuity unit value.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of annuity units determined above.

Annuity unit values are calculated on a daily basis by multiplying the annuity unit value by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of annuity units by the new annuity unit value.

                         SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 are the independent auditors for the separate account and for the Company for the year ended December 31, 2001. Prior to May 3, 2001, KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, were the independent auditors for the separate account and for the Company. The independent auditors provide services to the separate account that include primarily the audit of the separate account's financial statements and the review of filings made with the SEC. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                              FINANCIAL STATEMENTS
                           VARIABLE ANNUITY ACCOUNT B
                                     INDEX

                                                                PAGE
                                                              --------
Statement of Assets and Liabilities.........................     S-2

Statement of Operations.....................................     S-9

Statements of Changes in Net Assets.........................     S-9

Condensed Financial Information.............................    S-10

Notes to Financial Statements...............................    S-24

Report of Independent Auditors..............................    S-47

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001
ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                      Net
                                                               Shares              Cost            Assets
                                                               ------              ----            ------
  Aetna Ascent VP                                           1,088,304    $   15,815,611    $   13,875,871
  Aetna Balanced VP, Inc.                                  15,711,135       229,580,461       189,947,624
  Aetna Bond VP                                            11,155,136       143,268,042       144,459,012
  Aetna Crossroads VP                                       1,412,700        19,037,152        17,390,337
  Aetna GET Fund, Series D                                 12,314,500       124,353,556       119,943,234
  Aetna GET Fund, Series E                                 30,495,731       314,738,971       300,382,953
  Aetna GET Fund, Series G                                 17,292,535       173,328,945       171,369,027
  Aetna GET Fund, Series H                                 13,116,129       134,580,235       131,685,935
  Aetna GET Fund, Series I                                  8,784,141        88,253,709        87,402,202
  Aetna GET Fund, Series J                                  7,594,044        76,465,610        74,801,330
  Aetna GET Fund, Series K                                  8,873,577        90,164,047        88,558,302
  Aetna GET Fund, Series L                                  8,148,546        82,337,273        80,344,662
  Aetna GET Fund, Series M                                 12,555,053       126,755,617       123,165,075
  Aetna GET Fund, Series N                                 10,155,897       102,401,962       104,605,741
  Aetna GET Fund, Series P                                  8,251,720        82,819,738        83,012,301
  Aetna GET Fund, Series Q                                    161,926         1,619,591         1,620,348
  Aetna Growth and Income VP                               33,963,483       960,964,170       663,646,452
  Aetna Growth VP                                           5,403,321        55,538,229        52,088,016
  Aetna Index Plus Large Cap VP                            16,216,575       271,339,503       224,761,728
  Aetna Index Plus Mid Cap VP                                 680,504         9,502,672         9,214,027
  Aetna Index Plus Small Cap VP                               207,813         2,361,104         2,410,626
  Aetna International VP                                    1,011,511         7,745,617         7,990,934
  Aetna Legacy VP                                           1,947,177        24,416,643        23,346,657
  Aetna Money Market VP                                    21,987,775       291,406,975       293,026,678
  Aetna Small Company VP                                    3,751,585        60,925,431        62,576,432
  Aetna Technology VP                                       2,592,691        11,873,209        11,744,890
  Aetna Value Opportunity VP                                1,989,602        29,280,623        26,362,220
  AIM V.I. Funds:
    Capital Appreciation Fund                               1,082,359        34,045,585        23,508,842
    Government Securities Fund                                793,482         9,273,209         9,148,842
    Growth and Income Fund                                  2,121,662        61,162,059        42,857,568
    Growth Fund                                             1,695,601        46,594,677        27,756,988
    Value Fund                                              3,169,496        89,591,378        74,007,730
  Alger American Funds:
    Balanced Portfolio                                        287,877         4,087,017         3,765,427
    Income & Growth Portfolio                               1,067,110        14,454,506        11,279,354
    Leveraged AllCap Portfolio                                330,389        15,055,043        10,423,772
  Alliance Funds:
    Growth and Income Portfolio                             1,271,515        29,473,164        28,176,776
    Premier Growth Portfolio                                  339,110         9,849,017         8,532,015
    Quasar Portfolio                                           90,939           852,298           910,302
  American Century VP Funds:
    Balanced Fund                                             310,007         2,274,010         2,042,947
    International Fund                                        418,677         4,176,556         2,759,081
  Calvert Social Balanced Portfolio                         1,113,898         2,368,856         1,959,346
  Federated Insurance Series:
    American Leaders Fund II                                4,321,694        82,596,996        83,192,617

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

                                                                                                      Net
                                                               Shares              Cost            Assets
                                                               ------              ----            ------
    Equity Income Fund II                                   1,399,160    $   18,664,947    $   17,475,504
    Growth Strategies Fund II                               1,188,348        26,101,950        20,974,345
    High Income Bond Fund II                                2,707,153        25,753,022        20,899,224
    International Equity Fund II                              964,484        16,498,191        10,975,829
    Prime Money Fund II                                     8,811,721         8,811,721         8,811,721
    U.S. Government Securities Fund II                      1,023,793        11,168,962        11,701,955
    Utility Fund II                                         1,275,802        16,968,875        13,230,067
  Fidelity-Registered Trademark- Variable Insurance
    Products Funds:
    Asset Manager Portfolio -- Initial Class                  971,360        15,663,632        14,094,432
    Contrafund-Registered Trademark- Portfolio --
      Initial Class                                         8,643,758       204,483,677       173,998,846
    Equity-Income Portfolio -- Initial Class                8,484,355       200,043,432       193,019,070
    Growth Portfolio -- Initial Class                       4,978,243       230,739,612       167,318,754
    High Income Portfolio -- Initial Class                  6,144,285        50,562,454        39,384,866
    Index 500 Portfolio -- Initial Class                      774,834       112,730,031       100,782,644
    Investment Grade Bond Portfolio -- Initial Class          238,677         2,895,492         3,083,702
    Overseas Portfolio -- Initial Class                       714,297        13,935,474         9,914,449
  Janus Aspen Series:
    Aggressive Growth Portfolio -- I Shares                 6,451,608       230,159,108       141,806,354
    Balanced Portfolio -- I Shares                         10,644,264       259,828,435       240,241,035
    Flexible Income Portfolio -- I Shares                   2,053,192        23,727,351        23,940,216
    Growth Portfolio -- I Shares                            8,892,289       254,623,884       176,778,711
    Worldwide Growth Portfolio -- I Shares                 11,611,628       445,168,249       331,395,857
  MFS-Registered Trademark- Funds:
    Global Government Series                                  172,686         1,724,214         1,742,404
    Total Return Series                                     5,046,188        93,513,316        93,909,551
  Mitchell Hutchins Tactical Allocation Portfolio           1,129,585        17,186,186        14,334,434
  Oppenheimer Funds:
    Aggressive Growth Fund/VA                                 993,355        41,547,885        40,449,398
    Global Securities Fund/VA                                 718,166        19,410,146        16,402,909
    Main Street Growth & Income Fund/VA                     3,460,173        76,087,806        65,708,686
    Strategic Bond Fund/VA                                  6,253,640        29,081,847        28,891,817
  Pilgrim Funds:
    Emerging Markets Fund                                     184,958         1,316,419           911,844
    Natural Resources Trust Fund                              161,512         2,105,803         2,002,754
  Pilgrim Variable Funds:
    Growth Opportunities Portfolio -- Class S                  25,765           141,505           141,451
    Magna Cap Portfolio -- Class S                             47,941           424,228           430,510
    Mid Cap Opportunities Portfolio -- Class S                143,159           854,323           864,683
    Small Cap Opportunities Portfolio -- Class S               67,872         1,253,809         1,280,069
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities Portfolio -- I Class      2,316,819       100,026,276        62,832,128
    PPI MFS Emerging Equities Portfolio -- I Class          2,247,369       104,364,788        91,535,353
    PPI MFS Research Growth Portfolio -- I Class            8,567,145       110,137,720        69,393,878
    PPI Scudder International Growth Portfolio -- I
      Class                                                 3,035,807        30,089,100        30,449,146
    PPI T. Rowe Price Growth Equity Portfolio -- I
      Class                                                 1,972,530       116,031,960        89,395,051
  Prudential Jennison Portfolio                                39,217           702,834           723,553
  SP Jennison International Growth Portfolio                   10,918            58,630            59,286
                                                                         --------------    --------------
NET ASSETS                                                               $6,851,316,361    $5,771,340,707
                                                                         ==============    ==============

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.......................    $   13,540,715
    Annuity contracts in payment period.....................           335,156
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.......................       152,717,924
    Annuity contracts in payment period.....................        37,229,700
Aetna Bond VP
    Annuity contracts in accumulation.......................       135,538,187
    Annuity contracts in payment period.....................         8,920,825
Aetna Crossroads VP
    Annuity contracts in accumulation.......................        15,875,749
    Annuity contracts in payment period.....................         1,514,588
Aetna GET Fund, Series D
    Annuity contracts in accumulation.......................       119,943,234
Aetna GET Fund, Series E
    Annuity contracts in accumulation.......................       300,382,953
Aetna GET Fund, Series G
    Annuity contracts in accumulation.......................       171,369,027
Aetna GET Fund, Series H
    Annuity contracts in accumulation.......................       131,685,935
Aetna GET Fund, Series I
    Annuity contracts in accumulation.......................        87,402,202
Aetna GET Fund, Series J
    Annuity contracts in accumulation.......................        74,801,330
Aetna GET Fund, Series K
    Annuity contracts in accumulation.......................        88,558,302
Aetna GET Fund, Series L
    Annuity contracts in accumulation.......................        80,344,662
Aetna GET Fund, Series M
    Annuity contracts in accumulation.......................       123,165,075
Aetna GET Fund, Series N
    Annuity contracts in accumulation.......................       104,605,741
Aetna GET Fund, Series P
    Annuity contracts in accumulation.......................        83,012,301
Aetna GET Fund, Series Q
    Annuity contracts in accumulation.......................         1,620,348
Aetna Growth and Income VP
    Annuity contracts in accumulation.......................       535,753,075
    Annuity contracts in payment period.....................       127,893,377
Aetna Growth VP
    Annuity contracts in accumulation.......................        47,460,299
    Annuity contracts in payment period.....................         4,627,717
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.......................       181,854,675
    Annuity contracts in payment period.....................        42,907,053
Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.......................         9,214,027

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.......................    $    2,410,626
Aetna International VP
    Annuity contracts in accumulation.......................         7,627,170
    Annuity contracts in payment period.....................           363,764
Aetna Legacy VP
    Annuity contracts in accumulation.......................        20,015,480
    Annuity contracts in payment period.....................         3,331,177
Aetna Money Market VP
    Annuity contracts in accumulation.......................       283,692,298
    Annuity contracts in payment period.....................         9,334,380
Aetna Small Company VP
    Annuity contracts in accumulation.......................        58,389,629
    Annuity contracts in payment period.....................         4,186,803
Aetna Technology VP
    Annuity contracts in accumulation.......................        11,744,890
Aetna Value Opportunity VP
    Annuity contracts in accumulation.......................        26,362,220
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.......................        22,655,949
    Annuity contracts in payment period.....................           852,893
  Government Securities Fund
    Annuity contracts in accumulation.......................         9,148,842
  Growth and Income Fund
    Annuity contracts in accumulation.......................        38,679,045
    Annuity contracts in payment period.....................         4,178,523
  Growth Fund
    Annuity contracts in accumulation.......................        26,700,689
    Annuity contracts in payment period.....................         1,056,299
  Value Fund
    Annuity contracts in accumulation.......................        70,561,466
    Annuity contracts in payment period.....................         3,446,264
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.......................         3,765,427
  Income & Growth Portfolio
    Annuity contracts in accumulation.......................        11,279,354
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.......................        10,423,772
Alliance Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.......................        28,176,776
  Premier Growth Portfolio
    Annuity contracts in accumulation.......................         8,532,015
  Quasar Portfolio
    Annuity contracts in accumulation.......................           910,302
American Century VP Funds:
  Balanced Fund
    Annuity contracts in accumulation.......................         2,042,947

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  International Fund
    Annuity contracts in accumulation.......................    $    2,759,081
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.......................         1,959,346
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.......................        83,034,442
    Annuity contracts in payment period.....................           158,175
  Equity Income Fund II
    Annuity contracts in accumulation.......................        17,415,666
    Annuity contracts in payment period.....................            59,838
  Growth Strategies Fund II
    Annuity contracts in accumulation.......................        20,974,345
  High Income Bond Fund II
    Annuity contracts in accumulation.......................        20,876,591
    Annuity contracts in payment period.....................            22,633
  International Equity Fund II
    Annuity contracts in accumulation.......................        10,925,630
    Annuity contracts in payment period.....................            50,199
  Prime Money Fund II
    Annuity contracts in accumulation.......................         8,811,721
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.......................        11,701,955
  Utility Fund II
    Annuity contracts in accumulation.......................        13,189,192
    Annuity contracts in payment period.....................            40,875
Fidelity-Registered Trademark- Variable Insurance Products
  Funds:
  Asset Manager Portfolio -- Initial Class
    Annuity contracts in accumulation.......................        14,094,432
  Contrafund-Registered Trademark- Portfolio -- Initial
    Class
    Annuity contracts in accumulation.......................       173,998,846
  Equity-Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       193,019,070
  Growth Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       167,318,754
  High Income Portfolio -- Initial Class
    Annuity contracts in accumulation.......................        38,455,260
    Annuity contracts in payment period.....................           929,606
  Index 500 Portfolio -- Initial Class
    Annuity contracts in accumulation.......................       100,782,644
  Investment Grade Bond Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         3,083,702
  Overseas Portfolio -- Initial Class
    Annuity contracts in accumulation.......................         9,914,449
Janus Aspen Series:
  Aggressive Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................       141,806,354
  Balanced Portfolio -- I Shares
    Annuity contracts in accumulation.......................       240,241,035
  Flexible Income Portfolio -- I Shares
    Annuity contracts in accumulation.......................        23,940,216

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................    $  165,825,143
    Annuity contracts in payment period.....................        10,953,568
  Worldwide Growth Portfolio -- I Shares
    Annuity contracts in accumulation.......................       319,679,090
    Annuity contracts in payment period.....................        11,716,767
MFS-Registered Trademark- Funds:
  Global Government Series
    Annuity contracts in accumulation.......................         1,742,404
  Total Return Series
    Annuity contracts in accumulation.......................        93,909,551
Mitchell Hutchins Tactical Allocation Portfolio
    Annuity contracts in accumulation.......................        14,334,434
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.......................        39,285,820
    Annuity contracts in payment period.....................         1,163,578
  Global Securities Fund/VA
    Annuity contracts in accumulation.......................        16,402,909
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.......................        62,764,050
    Annuity contracts in payment period.....................         2,944,636
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.......................        28,186,645
    Annuity contracts in payment period.....................           705,172
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.......................           911,844
  Natural Resources Trust Fund
    Annuity contracts in accumulation.......................         2,002,754
Pilgrim Variable Funds:
  Growth Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................           141,451
  Magna Cap Portfolio -- Class S
    Annuity contracts in accumulation.......................           430,510
  Mid Cap Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................           864,683
  Small Cap Opportunities Portfolio -- Class S
    Annuity contracts in accumulation.......................         1,280,069
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio -- I Class
    Annuity contracts in accumulation.......................        58,410,271
    Annuity contracts in payment period.....................         4,421,857
  PPI MFS Emerging Equities Portfolio -- I Class
    Annuity contracts in accumulation.......................        89,074,576
    Annuity contracts in payment period.....................         2,460,777
  PPI MFS Research Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................        69,393,878
  PPI Scudder International Growth Portfolio -- I Class
    Annuity contracts in accumulation.......................        29,651,417
    Annuity contracts in payment period.....................           797,729

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - December 31, 2001 (continued):

  PPI T. Rowe Price Growth Equity Portfolio -- I Class
    Annuity contracts in accumulation.......................    $   87,329,290
    Annuity contracts in payment period.....................         2,065,761
Prudential Jennison Portfolio
    Annuity contracts in accumulation.......................           723,553
SP Jennison International Growth Portfolio
    Annuity contracts in accumulation.......................            59,286
                                                                --------------
                                                                $5,771,340,707
                                                                ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B

STATEMENT OF OPERATIONS

                                                                    YEAR ENDED
                                                                DECEMBER 31, 2001
                                                                -----------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
Dividends...................................................     $   218,813,159
Expenses: (Notes 2 and 5)
  Valuation period deductions...............................         (78,210,934)
                                                                 ---------------
Net investment income.......................................     $   140,602,225
                                                                 ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes 1, 4 and
  5)
  Proceeds from sales.......................................     $ 2,444,944,910
  Cost of investments sold..................................      (3,030,846,267)
                                                                 ---------------
  Net realized loss on investments..........................        (585,901,357)
                                                                 ---------------
Net unrealized loss on investments: (Note 5)
  Beginning of year.........................................        (650,455,465)
  End of year...............................................      (1,079,975,654)
                                                                 ---------------
    Net change in unrealized loss on investments............        (429,520,189)
                                                                 ---------------
Net realized and unrealized loss on investments.............      (1,015,421,546)
                                                                 ---------------
Net decrease in net assets resulting from operations........     $  (874,819,321)
                                                                 ---------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED DECEMBER 31,
                                                                     2001               2000
                                                                     ----               ----
FROM OPERATIONS:
Net investment income.......................................    $   140,602,225    $   443,418,285
Net realized (loss) gain on investments.....................       (585,901,357)       331,595,273
Net change in unrealized loss on investments................       (429,520,189)    (1,510,718,463)
                                                                ---------------    ---------------
Net decrease in net assets resulting from operations........       (874,819,321)      (735,704,905)
                                                                ---------------    ---------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments.................        238,895,881        587,979,766
Transfers from the Company for mortality guarantee
  adjustments...............................................          6,961,311          1,823,656
Transfer from the Company's other variable annuity
  accounts..................................................        566,193,784        813,910,948
Redemptions by contract holders.............................       (458,712,625)      (481,282,116)
Annuity payments............................................        (37,204,692)       (40,923,357)
Other.......................................................          5,760,734          4,610,611
                                                                ---------------    ---------------
  Net increase in net assets from unit transactions (Note
    6)......................................................        321,894,393        886,119,508
                                                                ---------------    ---------------
Change in net assets........................................       (552,924,928)       150,414,603
NET ASSETS:
Beginning of year...........................................      6,324,265,635      6,173,851,032
                                                                ---------------    ---------------
End of year.................................................    $ 5,771,340,707    $ 6,324,265,635
                                                                ---------------    ---------------

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001

----------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit                                                                   Units
                                              --------                                                 Investment     Outstanding
                                       Beginning      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:                                                                     .45% to 2.25%         1.59%
Non-Qualified V                         $ 17.566     $ 15.344     (12.65%)                                               76,069.1
Non-Qualified V (0.75)                    17.996       15.799     (12.21%)                                              123,989.2
Non-Qualified VII                         17.415       15.187     (12.79%)                                              554,667.1
Non-Qualified VIII                        15.521       13.557     (12.65%)                                              121,058.6
Non-Qualified IX                          17.403       15.163     (12.87%)                                                  671.0
Non-Qualified X                           17.786       15.591     (12.34%)                                               21,776.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:                                                             .45% to 2.25%         5.84%
Non-Qualified V                           24.163       22.856      (5.41%)                                            1,725,814.1
Non-Qualified V (0.75)                    24.755       23.535      (4.93%)                                            1,282,885.1
Non-Qualified VI                          20.348       19.259      (5.35%)                                               26,628.7
Non-Qualified VII                         23.622       22.309      (5.56%)                                            1,777,783.9
Non-Qualified VIII                        16.759       15.852      (5.41%)                                              387,906.9
Non-Qualified IX                          23.939       22.588      (5.64%)                                               16,028.2
Non-Qualified X                           24.379       23.119      (5.17%)                                              340,426.1
Non-Qualified XI                          20.530       19.481      (5.11%)                                                3,129.6
Non-Qualified XII                         11.741       11.157      (4.97%)                                                5,807.6
Non-Qualified XIII                        11.457       10.870      (5.12%)                                            1,075,273.9
Non-Qualified XIV                         11.372       10.757      (5.41%)                                              759,422.0
Non-Qualified XV                          11.330       10.701      (5.55%)                                              390,129.6
Non-Qualified XVI                          9.532        8.998      (5.60%)                                              255,686.3
Non-Qualified XVII                        29.875       30.012       0.46%     (10)                                           32.2
Non-Qualified XVIII                        9.520        8.945      (6.04%)                                               74,574.8
Non-Qualified XIX                          9.524        8.963      (5.89%)                                              156,037.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:                                                                       .45% to 2.25%         6.51%
Non-Qualified V                           15.147       16.266       7.39%                                               862,575.0
Non-Qualified V (0.75)                    15.519       16.749       7.93%                                             1,582,542.7
Non-Qualified VI                          13.860       14.892       7.45%                                                54,433.1
Non-Qualified VII                         14.811       15.880       7.22%                                             2,227,649.4
Non-Qualified VIII                        12.640       13.573       7.38%                                               512,374.0
Non-Qualified IX                          15.007       16.075       7.12%                                                13,589.4
Non-Qualified X                           15.229       16.378       7.54%                                               362,413.1
Non-Qualified XI                          13.934       14.995       7.61%                                                 5,034.9
Non-Qualified XII                         11.121       11.996       7.87%                                                   808.9
Non-Qualified XIII                        11.018       11.867       7.71%                                             1,338,811.7
Non-Qualified XIV                         10.937       11.743       7.37%                                             1,394,133.1
Non-Qualified XV                          10.896       11.682       7.21%                                               504,705.6
Non-Qualified XVI                         10.472       11.222       7.16%                                               358,474.3
Non-Qualified XVIII                       10.459       11.157       6.67%                                               134,013.2
Non-Qualified XIX                         10.463       11.178       6.83%                                               174,378.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:                                                                 .45% to 2.25%         2.50%
Non-Qualified V                           16.295       14.966      (8.16%)                                               99,985.8
Non-Qualified V (0.75)                    16.694       15.410      (7.69%)                                              120,718.7
Non-Qualified VII                         16.155       14.814      (8.30%)                                              671,069.7
Non-Qualified VIII                        14.665       13.468      (8.16%)                                              177,459.5
Non-Qualified X                           16.499       15.207      (7.83%)                                                9,895.0
Non-Qualified XVII                        16.387       15.133      (7.65%)                                                2,468.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:                                                            .70% to 2.15%         1.44%
Non-Qualified V                           10.188       10.235       0.46%                                             1,682,213.2
Non-Qualified V (0.75)                    10.301       10.402       0.98%                                             1,182,191.8
Non-Qualified VII                         10.150       10.181       0.31%                                             3,609,935.1
Non-Qualified VIII                        10.199       10.246       0.46%                                             1,702,121.6
Non-Qualified IX                          10.131       10.153       0.22%                                                   307.4
Non-Qualified X                           10.188       10.235       0.46%                                               150,204.9
Non-Qualified XIII                        10.258       10.337       0.77%                                             1,397,580.0
Non-Qualified XIV                         10.190       10.237       0.46%                                             1,561,773.4
Non-Qualified XV                          10.156       10.187       0.31%                                               418,259.5
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------  --------------

                                       Net Assets
                                         at End
                                        of Year
-----------------------------------
AETNA ASCENT VP:
Non-Qualified V                      $    1,167,204
Non-Qualified V (0.75)                    1,958,905
Non-Qualified VII                         8,423,729
Non-Qualified VIII                        1,641,192
Non-Qualified IX                             10,174
Non-Qualified X                             339,511
Annuity contracts in payment period         335,156
-----------------------------------
AETNA BALANCED VP, INC.:
Non-Qualified V                          39,445,206
Non-Qualified V (0.75)                   30,192,700
Non-Qualified VI                            512,842
Non-Qualified VII                        39,660,581
Non-Qualified VIII                        6,149,100
Non-Qualified IX                            362,046
Non-Qualified X                           7,870,310
Non-Qualified XI                             60,968
Non-Qualified XII                            64,795
Non-Qualified XIII                       11,688,227
Non-Qualified XIV                         8,169,102
Non-Qualified XV                          4,174,777
Non-Qualified XVI                         2,300,665
Non-Qualified XVII                              966
Non-Qualified XVIII                         667,072
Non-Qualified XIX                         1,398,567
Annuity contracts in payment period      37,229,700
-----------------------------------
AETNA BOND VP:
Non-Qualified V                          14,030,645
Non-Qualified V (0.75)                   26,506,008
Non-Qualified VI                            810,618
Non-Qualified VII                        35,375,072
Non-Qualified VIII                        6,954,452
Non-Qualified IX                            218,450
Non-Qualified X                           5,935,602
Non-Qualified XI                             75,498
Non-Qualified XII                             9,704
Non-Qualified XIII                       15,887,678
Non-Qualified XIV                        16,371,305
Non-Qualified XV                          5,895,971
Non-Qualified XVI                         4,022,799
Non-Qualified XVIII                       1,495,185
Non-Qualified XIX                         1,949,200
Annuity contracts in payment period       8,920,825
-----------------------------------
AETNA CROSSROADS VP:
Non-Qualified V                           1,496,387
Non-Qualified V (0.75)                    1,860,275
Non-Qualified VII                         9,941,227
Non-Qualified VIII                        2,390,024
Non-Qualified X                             150,474
Non-Qualified XVII                           37,362
Annuity contracts in payment period       1,514,588
-----------------------------------
AETNA GET FUND, SERIES D:
Non-Qualified V                          17,217,452
Non-Qualified V (0.75)                   12,297,159
Non-Qualified VII                        36,752,749
Non-Qualified VIII                       17,439,938
Non-Qualified IX                              3,121
Non-Qualified X                           1,537,347
Non-Qualified XIII                       14,446,784
Non-Qualified XIV                        15,987,874
Non-Qualified XV                          4,260,810
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:                                                            1.00% to 2.40%        0.78%
Non-Qualified V                         $ 10.139     $ 10.068      (0.70%)                                            1,517,298.0
Non-Qualified V (0.75)                    10.218       10.197      (0.21%)                                              197,595.1
Non-Qualified VII                         10.081        9.968      (1.12%)                                            3,265,872.1
Non-Qualified VIII                        10.105       10.007      (0.97%)                                              412,301.5
Non-Qualified X                           10.145       10.073      (0.71%)                                              106,210.6
Non-Qualified XIII                        10.152       10.084      (0.67%)                                            9,107,348.5
Non-Qualified XIV                         10.105       10.007      (0.97%)                                            8,446,206.0
Non-Qualified XV                          10.081        9.968      (1.12%)                                            6,920,371.4
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:                                                            1.00% to 2.40%        0.38%
Non-Qualified V                            9.914        9.903      (0.11%)                                              212,337.3
Non-Qualified V (0.75)                     9.978       10.018       0.40%                                               176,706.3
Non-Qualified VII                          9.866        9.815      (0.52%)                                            2,271,252.4
Non-Qualified VIII                         9.886        9.849      (0.37%)                                              284,930.3
Non-Qualified X                            9.920        9.910      (0.10%)                                               12,410.2
Non-Qualified XIII                         9.925        9.919      (0.06%)                                            4,727,604.0
Non-Qualified XIV                          9.886        9.849      (0.37%)                                            6,503,863.6
Non-Qualified XV                           9.866        9.815      (0.52%)                                            3,191,517.5
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:                                                            1.00% to 2.40%        0.47%
Non-Qualified V                           10.069        9.985      (0.83%)                                              104,877.8
Non-Qualified V (0.75)                    10.121       10.088      (0.33%)                                               49,219.1
Non-Qualified VII                         10.031        9.907      (1.24%)                                            1,451,934.2
Non-Qualified VIII                        10.047        9.938      (1.08%)                                              102,689.4
Non-Qualified IX                          10.043        9.934      (1.09%)                                                  470.3
Non-Qualified X                           10.075        9.992      (0.82%)                                                  989.5
Non-Qualified XIII                        10.079       10.000      (0.78%)                                            4,489,408.2
Non-Qualified XIV                         10.047        9.938      (1.08%)                                            4,727,543.2
Non-Qualified XV                          10.031        9.907      (1.24%)                                            2,306,087.0
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:                                                            1.35% to 2.40%        0.25%
Non-Qualified VII                          9.850        9.775      (0.76%)                                              356,212.3
Non-Qualified VIII                         9.862        9.802      (0.61%)                                               27,299.0
Non-Qualified XIII                         9.886        9.856      (0.30%)                                            2,750,608.9
Non-Qualified XIV                          9.862        9.802      (0.61%)                                            3,503,071.1
Non-Qualified XV                           9.850        9.775      (0.76%)                                            2,271,666.3
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:                                                            1.35% to 2.40%        0.18%
Non-Qualified VII                          9.722        9.661      (0.63%)                                              216,729.0
Non-Qualified VIII                         9.730        9.684      (0.47%)                                               36,672.8
Non-Qualified XIII                         9.746        9.730      (0.16%)                                            2,141,039.3
Non-Qualified XIV                          9.730        9.684      (0.47%)                                            3,401,459.2
Non-Qualified XV                           9.722        9.661      (0.63%)                                            1,923,230.4
----------------------------------------------------------------------------------------------------------------------------------
AETBA GET FUND, SERIES K:                                                            1.35% to 2.40%        0.00%
Non-Qualified VII                         10.036        9.766      (2.69%)                                               78,143.7
Non-Qualified VIII                        10.040        9.786      (2.53%)                                                4,926.2
Non-Qualified XIII                        10.049        9.824      (2.24%)                                            1,511,453.1
Non-Qualified XIV                         10.040        9.786      (2.53%)                                            2,113,395.5
Non-Qualified XV                          10.036        9.766      (2.69%)                                              936,724.1
Non-Qualified XVI                         10.009        9.735      (2.74%)                                            1,763,129.2
Non-Qualified XVIII                        9.997        9.678      (3.19%)                                            1,224,137.5
Non-Qualified XIX                         10.001        9.697      (3.04%)                                            1,449,667.5
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:                                                            1.35% to 2.40%        4.63%
Non-Qualified VII                         10.014        9.923      (0.91%)     (1)                                       97,143.3
Non-Qualified VIII                        10.051        9.939      (1.11%)     (1)                                       29,165.1
Non-Qualified XIII                        10.017        9.971      (0.46%)                                            1,457,277.8
Non-Qualified XIV                         10.016        9.939      (0.77%)                                              927,449.4
Non-Qualified XV                          10.015        9.923      (0.92%)                                              829,950.2
Non-Qualified XVI                         10.015        9.918      (0.97%)                                            2,113,062.2
Non-Qualified XVIII                       10.023        9.870      (1.53%)     (1)                                    1,083,226.6
Non-Qualified XIX                         10.013        9.886      (1.27%)                                            1,563,625.9
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA GET FUND, SERIES E:
Non-Qualified V                      $   15,276,156
Non-Qualified V (0.75)                    2,014,877
Non-Qualified VII                        32,554,213
Non-Qualified VIII                        4,125,901
Non-Qualified X                           1,069,859
Non-Qualified XIII                       91,838,502
Non-Qualified XIV                        84,521,183
Non-Qualified XV                         68,982,262
-----------------------------------
AETNA GET FUND, SERIES G:
Non-Qualified V                           2,102,776
Non-Qualified V (0.75)                    1,770,244
Non-Qualified VII                        22,292,342
Non-Qualified VIII                        2,806,279
Non-Qualified X                             122,985
Non-Qualified XIII                       46,893,104
Non-Qualified XIV                        64,056,553
Non-Qualified XV                         31,324,744
-----------------------------------
AETNA GET FUND, SERIES H:
Non-Qualified V                           1,047,205
Non-Qualified V (0.75)                      496,522
Non-Qualified VII                        14,384,312
Non-Qualified VIII                        1,020,527
Non-Qualified IX                              4,672
Non-Qualified X                               9,887
Non-Qualified XIII                       44,894,082
Non-Qualified XIV                        46,982,324
Non-Qualified XV                         22,846,404
-----------------------------------
AETNA GET FUND, SERIES I:
Non-Qualified VII                         3,481,975
Non-Qualified VIII                          267,585
Non-Qualified XIII                       27,110,001
Non-Qualified XIV                        34,337,103
Non-Qualified XV                         22,205,538
-----------------------------------
AETNA GET FUND, SERIES J:
Non-Qualified VII                         2,093,819
Non-Qualified VIII                          355,139
Non-Qualified XIII                       20,832,312
Non-Qualified XIV                        32,939,731
Non-Qualified XV                         18,580,329
-----------------------------------
AETBA GET FUND, SERIES K:
Non-Qualified VII                           763,151
Non-Qualified VIII                           48,208
Non-Qualified XIII                       14,848,515
Non-Qualified XIV                        20,681,688
Non-Qualified XV                          9,148,048
Non-Qualified XVI                        17,164,063
Non-Qualified XVIII                      11,847,203
Non-Qualified XIX                        14,057,426
-----------------------------------
AETNA GET FUND, SERIES L:
Non-Qualified VII                           963,953
Non-Qualified VIII                          289,872
Non-Qualified XIII                       14,530,517
Non-Qualified XIV                         9,217,920
Non-Qualified XV                          8,235,596
Non-Qualified XVI                        20,957,351
Non-Qualified XVIII                      10,691,447
Non-Qualified XIX                        15,458,006
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES M:                                                            1.45% to 2.40%        3.29%
Non-Qualified VII                       $ 10.005     $  9.836      (1.69%)     (2)                                      205,866.1
Non-Qualified VIII                        10.012        9.848      (1.64%)     (2)                                       17,603.3
Non-Qualified XIII                        10.005        9.872      (1.33%)     (2)                                    1,579,244.5
Non-Qualified XIV                         10.002        9.848      (1.54%)     (2)                                    1,529,222.4
Non-Qualified XV                          10.011        9.836      (1.75%)     (2)                                      830,126.1
Non-Qualified XVI                         10.018        9.832      (1.86%)     (3)                                    4,033,463.4
Non-Qualified XVIII                       10.019        9.796      (2.23%)     (3)                                    2,002,817.5
Non-Qualified XIX                         10.022        9.808      (2.14%)     (3)                                    2,332,280.1
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES N:                                                            1.45% to 2.40%        1.44%
Non-Qualified VII                         10.009       10.279       2.70%      (5)                                      506,633.7
Non-Qualified VIII                        10.009       10.288       2.79%      (5)                                        3,138.6
Non-Qualified XIII                        10.003       10.305       3.02%      (5)                                    1,261,949.6
Non-Qualified XIV                         10.010       10.288       2.78%      (5)                                      942,831.0
Non-Qualified XV                          10.006       10.279       2.73%      (6)                                      557,403.3
Non-Qualified XVI                         10.003       10.276       2.73%      (5)                                    3,716,836.9
Non-Qualified XVIII                       10.032       10.251       2.18%      (8)                                    1,186,388.5
Non-Qualified XIX                         10.002       10.259       2.57%      (5)                                    2,005,662.6
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES P:                                                            1.45% to 2.40%        0.12%
Non-Qualified VII                          9.997       10.020       0.23%      (8)                                      516,506.7
Non-Qualified VIII                         9.997       10.025       0.28%      (8)                                       61,726.6
Non-Qualified XIII                         9.998       10.034       0.36%      (8)                                    1,023,951.1
Non-Qualified XIV                          9.998       10.025       0.27%      (8)                                      711,645.3
Non-Qualified XV                           9.997       10.020       0.23%      (8)                                      455,060.3
Non-Qualified XVI                          9.997       10.018       0.21%      (8)                                    2,390,243.0
Non-Qualified XVIII                        9.996       10.004       0.08%      (8)                                    1,649,971.3
Non-Qualified XIX                          9.997       10.009       0.12%      (8)                                    1,478,474.9
----------------------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES Q:                                                            .95% to 1.90%         0.00%
Non-Qualified VII                         10.000        9.999      (0.01%)    (11)                                       27,343.5
Non-Qualified VIII                         9.999       10.000       0.01%     (11)                                        1,669.4
Non-Qualified XIII                        10.000       10.002       0.02%     (11)                                       29,828.3
Non-Qualified XIV                         10.000       10.000       0.00%     (11)                                       29,133.7
Non-Qualified XVI                         10.000        9.999      (0.01%)    (11)                                       41,105.9
Non-Qualified XVIII                       10.000        9.997      (0.03%)    (11)                                        5,527.1
Non-Qualified XIX                         10.000        9.998      (0.02%)    (11)                                       27,434.9
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:                                                          .45% to 2.25%         0.60%
Non-Qualified 1964                       272.607      219.661     (19.42%)                                                  958.7
Non-Qualified V                           25.397       20.465     (19.42%)                                            5,447,988.0
Non-Qualified V (0.75)                    26.020       21.072     (19.02%)                                            8,597,330.9
Non-Qualified VI                          23.810       19.197     (19.37%)                                            1,307,273.8
Non-Qualified VII                         25.247       20.311     (19.55%)                                            5,533,622.8
Non-Qualified VIII                        16.928       13.640     (19.42%)                                            1,051,190.1
Non-Qualified IX                          25.162       20.224     (19.62%)                                               80,697.9
Non-Qualified X                           25.624       20.700     (19.22%)                                            2,540,138.3
Non-Qualified XI                          24.023       19.418     (19.17%)                                               36,261.2
Non-Qualified XII                         10.495        8.495     (19.06%)                                               35,672.2
Non-Qualified XIII                        10.140        8.195     (19.18%)                                            1,650,395.2
Non-Qualified XIV                         10.065        8.110     (19.42%)                                            1,759,668.7
Non-Qualified XV                          10.028        8.067     (19.56%)                                              598,187.7
Non-Qualified XVI                          8.973        7.215     (19.59%)                                              229,034.9
Non-Qualified XVII                       251.601      203.849     (18.98%)                                                  251.7
Non-Qualified XVIII                        8.962        7.173     (19.96%)                                               70,511.4
Non-Qualified XIX                          8.965        7.187     (19.83%)                                              140,248.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:                                                                     .45% to 2.25%        12.13%
Non-Qualified V                           20.761       14.953     (27.98%)                                              114,784.7
Non-Qualified V (0.75)                    21.151       15.311     (27.61%)                                              662,293.1
Non-Qualified VII                         20.638       14.840     (28.09%)                                              801,460.5
Non-Qualified VIII                        20.755       14.948     (27.98%)                                              312,227.8
Non-Qualified IX                          20.569       14.777     (28.16%)                                                8,426.6
Non-Qualified XII                         13.184        9.539     (27.65%)                                                8,282.1

-----------------------------------
AETNA GET FUND, SERIES M:
Non-Qualified VII                    $    2,024,899
Non-Qualified VIII                          173,357
Non-Qualified XIII                       15,590,302
Non-Qualified XIV                        15,059,782
Non-Qualified XV                          8,165,120
Non-Qualified XVI                        39,657,012
Non-Qualified XVIII                      19,619,600
Non-Qualified XIX                        22,875,003
-----------------------------------
AETNA GET FUND, SERIES N:
Non-Qualified VII                         5,207,688
Non-Qualified VIII                           32,290
Non-Qualified XIII                       13,004,391
Non-Qualified XIV                         9,699,845
Non-Qualified XV                          5,729,549
Non-Qualified XVI                        38,194,216
Non-Qualified XVIII                      12,161,669
Non-Qualified XIX                        20,576,093
-----------------------------------
AETNA GET FUND, SERIES P:
Non-Qualified VII                         5,175,397
Non-Qualified VIII                          618,809
Non-Qualified XIII                       10,274,325
Non-Qualified XIV                         7,134,244
Non-Qualified XV                          4,559,704
Non-Qualified XVI                        23,945,454
Non-Qualified XVIII                      16,506,313
Non-Qualified XIX                        14,798,055
-----------------------------------
AETNA GET FUND, SERIES Q:
Non-Qualified VII                           273,408
Non-Qualified VIII                           16,694
Non-Qualified XIII                          298,343
Non-Qualified XIV                           291,337
Non-Qualified XVI                           411,018
Non-Qualified XVIII                          55,254
Non-Qualified XIX                           274,294
-----------------------------------
AETNA GROWTH AND INCOME VP:
Non-Qualified 1964                          210,583
Non-Qualified V                         111,493,075
Non-Qualified V (0.75)                  181,162,957
Non-Qualified VI                         25,095,735
Non-Qualified VII                       112,393,412
Non-Qualified VIII                       14,338,233
Non-Qualified IX                          1,632,035
Non-Qualified X                          52,580,862
Non-Qualified XI                            704,120
Non-Qualified XII                           303,035
Non-Qualified XIII                       13,524,989
Non-Qualified XIV                        14,270,913
Non-Qualified XV                          4,825,580
Non-Qualified XVI                         1,652,487
Non-Qualified XVII                           51,313
Non-Qualified XVIII                         505,778
Non-Qualified XIX                         1,007,968
Annuity contracts in payment period     127,893,377
-----------------------------------
AETNA GROWTH VP:
Non-Qualified V                           1,716,376
Non-Qualified V (0.75)                   10,140,370
Non-Qualified VII                        11,893,674
Non-Qualified VIII                        4,667,181
Non-Qualified IX                            124,520
Non-Qualified XII                            79,003

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Non-Qualified XIII                      $ 12.229     $  8.834     (27.76%)                                              962,023.1
Non-Qualified XIV                         12.139        8.742     (27.98%)                                              822,256.5
Non-Qualified XV                          12.094        8.697     (28.09%)                                              179,315.1
Non-Qualified XVI                          8.027        5.769     (28.13%)                                              144,532.5
Non-Qualified XVIII                        8.017        5.736     (28.45%)                                               15,657.4
Non-Qualified XIX                          8.021        5.747     (28.35%)                                              116,473.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:                                                       .45% to 2.25%         4.07%
Non-Qualified V                           20.618       17.587     (14.70%)                                              331,961.8
Non-Qualified V (0.75)                    21.065       18.059     (14.27%)                                            1,191,684.9
Non-Qualified VII                         20.478       17.439     (14.84%)                                            2,099,793.6
Non-Qualified VIII                        20.261       17.281     (14.71%)                                              719,529.3
Non-Qualified IX                          20.427       17.381     (14.91%)                                               25,187.7
Non-Qualified X                           18.720       17.668      (5.62%)     (7)                                        2,330.9
Non-Qualified XII                         12.292       10.532     (14.32%)                                               16,047.2
Non-Qualified XIII                        11.839       10.129     (14.44%)                                            4,201,883.7
Non-Qualified XIV                         11.752       10.024     (14.70%)                                            3,558,546.9
Non-Qualified XV                          11.709        9.971     (14.84%)                                            1,515,400.0
Non-Qualified XVI                          9.002        7.662     (14.89%)                                              649,181.3
Non-Qualified XVII                        19.121       17.754      (7.15%)     (6)                                          243.5
Non-Qualified XVIII                        8.991        7.618     (15.27%)                                              197,497.0
Non-Qualified XIX                          8.995        7.633     (15.14%)                                              651,208.0
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:                                                         .45% to 1.50%         6.54%
Non-Qualified V                           14.751       14.374      (2.56%)                                              107,714.1
Non-Qualified V (0.75)                    14.951       14.642      (2.07%)                                              512,593.5
Non-Qualified IX                          14.653       14.242      (2.80%)                                                5,968.9
Non-Qualified XII                         15.591       15.261      (2.12%)                                                4,871.8
Non-Qualified XVII                        13.477       15.107      12.09%      (9)                                           65.8
----------------------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:                                                       .45% to 1.50%         3.71%
Non-Qualified V                           10.461       10.579       1.13%                                                51,504.5
Non-Qualified V (0.75)                    10.602       10.776       1.64%                                               169,151.4
Non-Qualified IX                          10.391       10.481       0.87%                                                 4,090.2
Non-Qualified XII                         11.423       11.604       1.58%                                                    10.0
----------------------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:                                                              .45% to 2.25%         0.12%
Non-Qualified V                           11.484        8.632     (24.83%)                                               16,485.6
Non-Qualified V (0.75)                    11.639        8.793     (24.45%)                                               80,010.6
Non-Qualified VII                         11.434        8.581     (24.95%)                                               93,668.3
Non-Qualified VIII                        11.481        8.630     (24.83%)                                               38,227.6
Non-Qualified XIII                        10.824        8.160     (24.61%)                                              304,009.4
Non-Qualified XIV                         10.744        8.075     (24.84%)                                              191,553.3
Non-Qualified XV                          10.704        8.033     (24.95%)                                               79,278.6
Non-Qualified XVI                          8.741        6.557     (24.99%)                                               77,492.1
Non-Qualified XVIII                        8.730        6.518     (25.34%)                                                6,119.7
Non-Qualified XIX                          8.734        6.531     (25.22%)                                               66,651.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:                                                                     .45% to 2.25%         4.36%
Non-Qualified V                           15.397       14.844      (3.59%)                                               82,971.8
Non-Qualified V (0.75)                    15.775       15.285      (3.11%)                                               51,742.5
Non-Qualified VII                         15.267       14.695      (3.75%)                                              917,448.8
Non-Qualified VIII                        14.271       13.757      (3.60%)                                              327,498.4
Non-Qualified XII                         11.139       10.788      (3.15%)                                                  524.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:                                                               .45% to 2.25%         4.69%
Non-Qualified V                           13.547       13.905       2.64%                                             1,134,799.9
Non-Qualified V (0.75)                    13.879       14.318       3.16%                                             2,482,499.2
Non-Qualified VI                          13.243       13.601       2.70%                                                28,410.0
Non-Qualified VII                         13.392       13.723       2.47%                                             7,306,702.8
Non-Qualified VIII                        12.145       12.465       2.63%                                             1,479,115.6

-----------------------------------
AETNA GROWTH VP: (continued):
Non-Qualified XIII                   $    8,498,512
Non-Qualified XIV                         7,188,166
Non-Qualified XV                          1,559,503
Non-Qualified XVI                           833,808
Non-Qualified XVIII                          89,811
Non-Qualified XIX                           669,375
Annuity contracts in payment period       4,627,717
-----------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Non-Qualified V                           5,838,212
Non-Qualified V (0.75)                   21,520,638
Non-Qualified VII                        36,618,301
Non-Qualified VIII                       12,434,185
Non-Qualified IX                            437,788
Non-Qualified X                              41,182
Non-Qualified XII                           169,009
Non-Qualified XIII                       42,560,880
Non-Qualified XIV                        35,670,874
Non-Qualified XV                         15,110,053
Non-Qualified XVI                         4,974,027
Non-Qualified XVII                            4,323
Non-Qualified XVIII                       1,504,532
Non-Qualified XIX                         4,970,671
Annuity contracts in payment period      42,907,053
-----------------------------------
AETNA INDEX PLUS MID CAP VP:
Non-Qualified V                           1,548,282
Non-Qualified V (0.75)                    7,505,394
Non-Qualified IX                             85,009
Non-Qualified XII                            74,348
Non-Qualified XVII                              994
-----------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Non-Qualified V                             544,866
Non-Qualified V (0.75)                    1,822,775
Non-Qualified IX                             42,869
Non-Qualified XII                               116
-----------------------------------
AETNA INTERNATIONAL VP:
Non-Qualified V                             142,304
Non-Qualified V (0.75)                      703,533
Non-Qualified VII                           803,768
Non-Qualified VIII                          329,904
Non-Qualified XIII                        2,480,717
Non-Qualified XIV                         1,546,793
Non-Qualified XV                            636,845
Non-Qualified XVI                           508,116
Non-Qualified XVIII                          39,888
Non-Qualified XIX                           435,302
Annuity contracts in payment period         363,764
-----------------------------------
AETNA LEGACY VP:
Non-Qualified V                           1,231,633
Non-Qualified V (0.75)                      790,884
Non-Qualified VII                        13,481,910
Non-Qualified VIII                        4,505,395
Non-Qualified XII                             5,658
Annuity contracts in payment period       3,331,177
-----------------------------------
AETNA MONEY MARKET VP:
Non-Qualified V                          15,779,393
Non-Qualified V (0.75)                   35,544,423
Non-Qualified VI                            386,404
Non-Qualified VII                       100,269,882
Non-Qualified VIII                       18,437,176

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Non-Qualified IX                        $ 13.422     $ 13.741       2.38%                                                 4,686.8
Non-Qualified X                           13.547       13.905       2.64%                                               362,579.5
Non-Qualified XI                          13.243       13.601       2.70%                                                 2,249.9
Non-Qualified XII                         11.260       11.610       3.11%                                                 8,972.9
Non-Qualified XIII                        11.186       11.515       2.94%                                             3,693,592.2
Non-Qualified XIV                         11.103       11.396       2.64%                                             2,794,371.4
Non-Qualified XV                          11.062       11.336       2.48%                                             1,293,085.8
Non-Qualified XVI                         10.143       10.389       2.43%                                               825,725.8
Non-Qualified XVII                        47.809       48.445       1.33%      (6)                                          215.8
Non-Qualified XVIII                       10.130       10.328       1.95%                                               290,006.2
Non-Qualified XIX                         10.135       10.348       2.10%                                               716,590.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:                                                              .45% to 2.25%         3.89%
Non-Qualified V                           18.568       19.070       2.70%                                                51,364.3
Non-Qualified V (0.75)                    18.917       19.526       3.22%                                               356,105.6
Non-Qualified VII                         18.458       18.926       2.54%                                               993,412.1
Non-Qualified VIII                        18.563       19.063       2.69%                                               287,178.1
Non-Qualified IX                          18.396       18.845       2.44%                                                 1,604.5
Non-Qualified XII                         13.077       13.491       3.17%                                                31,307.2
Non-Qualified XIII                        12.820       13.205       3.00%                                               886,919.2
Non-Qualified XIV                         12.726       13.068       2.69%                                               558,858.4
Non-Qualified XV                          12.679       13.000       2.53%                                               165,136.6
Non-Qualified XVI                          9.234        9.463       2.48%                                               272,628.3
Non-Qualified XVII                        14.029       14.099       0.50%      (6)                                        2,043.8
Non-Qualified XVIII                        9.223        9.408       2.01%                                                31,929.6
Non-Qualified XIX                          9.226        9.426       2.17%                                               175,853.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:                                                                 .45% to 1.90%         0.00%
Non-Qualified V                            5.831        4.436     (23.92%)                                              172,468.9
Non-Qualified V (0.75)                     5.850        4.473     (23.54%)                                              549,436.2
Non-Qualified VII                          5.824        4.424     (24.04%)                                              451,032.1
Non-Qualified VIII                         5.830        4.435     (23.93%)                                               70,053.7
Non-Qualified IX                           5.821        4.417     (24.12%)                                               13,314.2
Non-Qualified X                            5.841        4.454     (23.75%)                                                7,504.5
Non-Qualified XII                          5.848        4.469     (23.58%)                                                3,507.7
Non-Qualified XIII                         5.842        4.458     (23.69%)                                              572,939.4
Non-Qualified XIV                          5.830        4.435     (23.93%)                                              433,715.4
Non-Qualified XV                           5.824        4.424     (24.04%)                                               79,126.4
Non-Qualified XVI                          6.088        4.622     (24.08%)                                              115,833.4
Non-Qualified XVIII                        6.080        4.595     (24.42%)                                               31,072.5
Non-Qualified XIX                          6.083        4.604     (24.31%)                                              130,825.2
----------------------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:                                                          .45% to 1.50%         5.21%
Non-Qualified V                           20.602       18.388     (10.75%)                                               68,336.4
Non-Qualified V (0.75)                    20.989       18.828     (10.30%)                                              283,291.3
Non-Qualified VII                         20.480       18.250     (10.89%)                                              849,749.6
Non-Qualified VIII                        20.596       18.382     (10.75%)                                              211,524.2
Non-Qualified IX                          20.412       18.172     (10.97%)                                                3,848.1
Non-Qualified XII                         14.220       12.749     (10.34%)                                               23,906.7
Non-Qualified XVII                        14.079       13.998      (0.58%)    (10)                                           68.4
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:                                                           .45% to 2.25%         7.71%
Non-Qualified V                           12.101        9.168     (24.24%)                                               21,607.0
Non-Qualified V (0.75)                    12.204        9.292     (23.86%)                                              119,757.2
Non-Qualified XIII                        12.951        9.841     (24.01%)                                              613,912.3
Non-Qualified XIV                         12.855        9.738     (24.25%)                                              752,138.0
Non-Qualified XV                          12.808        9.687     (24.37%)                                              424,755.1
Non-Qualified XVI                          7.678        5.805     (24.39%)                                              228,065.8
Non-Qualified XVII                        12.316        9.382     (23.82%)                                                  581.0
Non-Qualified XVIII                        7.669        5.771     (24.75%)                                              177,076.2
Non-Qualified XIX                          7.672        5.782     (24.64%)                                              261,736.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA MONEY MARKET VP: (continued):
Non-Qualified IX                     $       64,401
Non-Qualified X                           5,041,668
Non-Qualified XI                             30,601
Non-Qualified XII                           104,175
Non-Qualified XIII                       42,531,714
Non-Qualified XIV                        31,844,657
Non-Qualified XV                         14,658,421
Non-Qualified XVI                         8,578,465
Non-Qualified XVII                           10,454
Non-Qualified XVIII                       2,995,184
Non-Qualified XIX                         7,415,280
Annuity contracts in payment period       9,334,380
-----------------------------------
AETNA SMALL COMPANY VP:
Non-Qualified V                             979,518
Non-Qualified V (0.75)                    6,953,318
Non-Qualified VII                        18,801,317
Non-Qualified VIII                        5,474,476
Non-Qualified IX                             30,237
Non-Qualified XII                           422,366
Non-Qualified XIII                       11,711,768
Non-Qualified XIV                         7,303,162
Non-Qualified XV                          2,146,776
Non-Qualified XVI                         2,579,882
Non-Qualified XVII                           28,816
Non-Qualified XVIII                         300,394
Non-Qualified XIX                         1,657,599
Annuity contracts in payment period       4,186,803
-----------------------------------
AETNA TECHNOLOGY VP:
Non-Qualified V                             765,072
Non-Qualified V (0.75)                    2,457,628
Non-Qualified VII                         1,995,366
Non-Qualified VIII                          310,688
Non-Qualified IX                             58,809
Non-Qualified X                              33,425
Non-Qualified XII                            15,676
Non-Qualified XIII                        2,554,164
Non-Qualified XIV                         1,923,528
Non-Qualified XV                            350,055
Non-Qualified XVI                           535,382
Non-Qualified XVIII                         142,778
Non-Qualified XIX                           602,319
-----------------------------------
AETNA VALUE OPPORTUNITY VP:
Non-Qualified V                           1,256,570
Non-Qualified V (0.75)                    5,333,808
Non-Qualified VII                        15,507,931
Non-Qualified VIII                        3,888,238
Non-Qualified IX                             69,928
Non-Qualified XII                           304,787
Non-Qualified XVII                              958
-----------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Non-Qualified V                             198,093
Non-Qualified V (0.75)                    1,112,784
Non-Qualified XIII                        6,041,511
Non-Qualified XIV                         7,324,320
Non-Qualified XV                          4,114,603
Non-Qualified XVI                         1,323,922
Non-Qualified XVII                            5,451
Non-Qualified XVIII                       1,021,907
Non-Qualified XIX                         1,513,358
Annuity contracts in payment period         852,893
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:  (continued):
GOVERNMENT SECURITIES FUND:                                                          .50% to 1.90%         5.55%
Non-Qualified XIII                      $ 10.800     $ 11.383       5.40%                                               178,807.9
Non-Qualified XIV                         10.843       11.325       4.45%      (1)                                      245,191.8
Non-Qualified XV                          10.767       11.296       4.91%                                                86,120.3
Non-Qualified XVI                         10.392       10.897       4.86%                                               184,082.0
Non-Qualified XVIII                       10.379       10.834       4.38%                                                52,315.8
Non-Qualified XIX                         10.384       10.855       4.54%                                                72,881.5
----------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:                                                              .45% to 2.25%         0.05%
Non-Qualified V                            9.887        7.534     (23.80%)                                               40,659.1
Non-Qualified V (0.75)                     9.970        7.636     (23.41%)                                              108,312.3
Non-Qualified IX                           8.933        7.483     (16.23%)     (4)                                        2,154.3
Non-Qualified XII                          9.962        7.626     (23.45%)                                                  207.2
Non-Qualified XIII                        12.001        9.172     (23.57%)                                            1,160,319.7
Non-Qualified XIV                         11.912        9.076     (23.81%)                                            1,890,198.1
Non-Qualified XV                          11.868        9.029     (23.92%)                                              607,793.1
Non-Qualified XVI                          8.214        6.246     (23.96%)                                              248,334.1
Non-Qualified XVIII                        8.204        6.210     (24.31%)                                              135,663.9
Non-Qualified XIX                          8.207        6.222     (24.19%)                                              297,126.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:                                                                         .45% to 2.25%         0.20%
Non-Qualified V                            9.477        6.188     (34.71%)                                               22,530.4
Non-Qualified V (0.75)                     9.558        6.272     (34.38%)                                              144,930.5
Non-Qualified IX                           9.437        6.146     (34.87%)                                                  306.9
Non-Qualified XII                          9.550        6.263     (34.42%)                                                2,465.3
Non-Qualified XIII                        11.371        7.446     (34.52%)                                              964,133.5
Non-Qualified XIV                         11.288        7.369     (34.72%)                                            1,455,035.8
Non-Qualified XV                          11.246        7.330     (34.82%)                                              500,452.8
Non-Qualified XVI                          7.611        4.958     (34.86%)                                              256,728.9
Non-Qualified XVIII                        7.601        4.939     (35.02%)                                              442,717.4
Non-Qualified XIX                          7.604        4.929     (35.18%)                                              122,962.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
VALUE FUND:                                                                          .45% to 2.25%         2.16%
Non-Qualified V                            9.699        8.375     (13.65%)                                               23,206.2
Non-Qualified V (0.75)                     9.781        8.488     (13.22%)                                              200,922.1
Non-Qualified IX                           9.203        8.318      (9.62%)     (3)                                           13.3
Non-Qualified XII                          9.773        8.477     (13.26%)                                                1,681.4
Non-Qualified XIII                        11.548       10.001     (13.40%)                                            1,985,504.0
Non-Qualified XIV                         11.463        9.897     (13.66%)                                            3,031,051.6
Non-Qualified XV                          11.420        9.845     (13.79%)                                            1,050,807.0
Non-Qualified XVI                          8.804        7.585     (13.85%)                                              371,812.8
Non-Qualified XVII                         9.981        8.666     (13.18%)                                                  422.7
Non-Qualified XVIII                        8.793        7.541     (14.24%)                                              168,626.8
Non-Qualified XIX                          8.796        7.556     (14.10%)                                              575,874.3
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:                                                                  .85% to 1.40%         3.07%
Non-Qualified VII                         25.588       24.740      (3.31%)                                              152,200.0
----------------------------------------------------------------------------------------------------------------------------------
INCOME & GROWTH PORTFOLIO:                                                           .85% to 1.40%         6.98%
Non-Qualified VII                         30.172       25.486     (15.53%)                                              442,570.6
----------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:                                                          .85% to 1.40%         3.28%
Non-Qualified VII                         32.379       26.838     (17.11%)                                              388,272.5
Non-Qualified VIII                        23.765       19.728     (16.99%)                                                  168.0
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:                                                         .50% to 1.90%         4.75%
Non-Qualified XIII                        10.129       10.068      (0.60%)                                              713,344.5
Non-Qualified XIV                         10.108       10.017      (0.90%)                                              929,828.6
Non-Qualified XV                          10.098        9.991      (1.06%)                                              341,168.3
Non-Qualified XVI                         10.387       10.272      (1.11%)                                              433,112.6
Non-Qualified XVIII                       10.374       10.212      (1.56%)                                               72,599.9
Non-Qualified XIX                         10.378       10.232      (1.41%)                                              301,191.9
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
AETNA MONEY MARKET VP:  (continued)
GOVERNMENT SECURITIES FUND:
Non-Qualified XIII                   $    2,035,370
Non-Qualified XIV                         2,776,797
Non-Qualified XV                            972,815
Non-Qualified XVI                         2,005,942
Non-Qualified XVIII                         566,789
Non-Qualified XIX                           791,129
-----------------------------------
GROWTH AND INCOME FUND:
Non-Qualified V                             306,326
Non-Qualified V (0.75)                      827,073
Non-Qualified IX                             16,121
Non-Qualified XII                             1,580
Non-Qualified XIII                       10,642,452
Non-Qualified XIV                        17,155,438
Non-Qualified XV                          5,487,764
Non-Qualified XVI                         1,551,095
Non-Qualified XVIII                         842,473
Non-Qualified XIX                         1,848,723
Annuity contracts in payment period       4,178,523
-----------------------------------
GROWTH FUND:
Non-Qualified V                             139,418
Non-Qualified V (0.75)                      909,004
Non-Qualified IX                              1,886
Non-Qualified XII                            15,440
Non-Qualified XIII                        7,178,938
Non-Qualified XIV                        10,722,159
Non-Qualified XV                          3,668,319
Non-Qualified XVI                         1,272,862
Non-Qualified XVIII                       2,186,581
Non-Qualified XIX                           606,082
Annuity contracts in payment period       1,056,299
-----------------------------------
VALUE FUND:
Non-Qualified V                             194,352
Non-Qualified V (0.75)                    1,705,427
Non-Qualified IX                                111
Non-Qualified XII                            14,253
Non-Qualified XIII                       19,857,026
Non-Qualified XIV                        29,998,318
Non-Qualified XV                         10,345,195
Non-Qualified XVI                         2,820,200
Non-Qualified XVII                            3,663
Non-Qualified XVIII                       1,271,615
Non-Qualified XIX                         4,351,306
Annuity contracts in payment period       3,446,264
-----------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
Non-Qualified VII                         3,765,427
-----------------------------------
INCOME & GROWTH PORTFOLIO:
Non-Qualified VII                        11,279,354
-----------------------------------
LEVERAGED ALLCAP PORTFOLIO:
Non-Qualified VII                        10,420,457
Non-Qualified VIII                            3,315
-----------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:
Non-Qualified XIII                        7,181,952
Non-Qualified XIV                         9,314,093
Non-Qualified XV                          3,408,612
Non-Qualified XVI                         4,448,933
Non-Qualified XVIII                         741,390
Non-Qualified XIX                         3,081,796
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PREMIER GROWTH PORTFOLIO:                                                            .50% to 1.90%         6.31%
Non-Qualified XIII                      $  7.620     $  6.249     (17.99%)                                              378,916.5
Non-Qualified XIV                          7.605        6.217     (18.25%)                                              313,434.8
Non-Qualified XV                           7.597        6.201     (18.38%)                                               85,676.0
Non-Qualified XVI                          8.198        6.688     (18.42%)                                              174,116.8
Non-Qualified XVIII                        8.188        6.649     (18.80%)                                               79,454.2
Non-Qualified XIX                          8.191        6.662     (18.67%)                                              298,931.4
----------------------------------------------------------------------------------------------------------------------------------
QUASAR PORTFOLIO:                                                                    .50% to 1.90%         3.62%
Non-Qualified XIII                         9.511        8.218     (13.59%)                                               23,023.4
Non-Qualified XIV                          9.491        8.177     (13.84%)                                               36,073.1
Non-Qualified XV                           9.482        8.156     (13.98%)                                                8,785.4
Non-Qualified XVI                          8.589        7.384     (14.03%)                                               16,639.4
Non-Qualified XVIII                        8.579        7.341     (14.43%)                                                5,613.4
Non-Qualified XIX                          8.582        7.356     (14.29%)                                               25,883.5
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:                                                                       .85% to 1.40%         6.22%
Non-Qualified VII                         18.208       17.316      (4.90%)                                              117,980.3
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:                                                                  .85% to 1.40%        10.20%
Non-Qualified VII                         21.410       14.950     (30.17%)                                              184,388.2
Non-Qualified VIII                        19.425       13.585     (30.06%)                                                  182.3
----------------------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:                                                   .45% to 1.50%         4.91%
Non-Qualified V                           21.647       19.893      (8.10%)                                                7,168.4
Non-Qualified V (0.75)                    22.178       20.484      (7.64%)                                               15,422.5
Non-Qualified VII                         12.089       11.092      (8.25%)                                               73,665.0
Non-Qualified VIII                        12.146       11.161      (8.11%)                                               61,261.5
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:                                                            .85% to 1.40%         2.06%
Non-Qualified VII                         24.983       23.593      (5.56%)                                            3,513,341.3
Non-Qualified VIII                        17.966       16.993      (5.42%)                                                8,484.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:                                                               .75% to 1.40%         1.97%
Non-Qualified VII                         14.335       12.581     (12.24%)                                            1,384,283.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:                                                           .85% to 1.40%         1.68%
Non-Qualified VII                         24.528       18.770     (23.48%)                                            1,117,439.8
----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:                                                            .85% to 1.40%        11.00%
Non-Qualified VII                         13.493       13.487      (0.04%)                                            1,547,649.3
Non-Qualified VIII                        11.464       11.476       0.10%                                                   300.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:                                                        .85% to 1.40%        12.94%
Non-Qualified VII                         20.476       14.248     (30.42%)                                              766,700.4
Non-Qualified VIII                        18.870       13.150     (30.31%)                                                  127.9
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:                                                                 .85% to 1.40%         3.44%
Non-Qualified VII                         12.398       12.681       2.28%                                               694,875.9
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:                                                  .85% to 1.40%         3.90%
Non-Qualified VII                         13.528       14.276       5.53%                                               819,694.2
----------------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:                                                                     .85% to 1.40%         3.57%
Non-Qualified VII                         16.802       14.292     (14.94%)                                              922,782.7
Non-Qualified VIII                        13.971       11.902     (14.81%)                                                   65.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL CLASS:                                            .85% to 1.40%         6.08%
Non-Qualified VII                         18.456       17.452      (5.44%)                                              690,330.7
Non-Qualified VIII                        15.387       14.572      (5.30%)                                              140,459.8
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
PREMIER GROWTH PORTFOLIO:
Non-Qualified XIII                   $    2,367,849
Non-Qualified XIV                         1,948,624
Non-Qualified XV                            531,277
Non-Qualified XVI                         1,164,493
Non-Qualified XVIII                         528,291
Non-Qualified XIX                         1,991,481
-----------------------------------
QUASAR PORTFOLIO:
Non-Qualified XIII                          189,206
Non-Qualified XIV                           294,970
Non-Qualified XV                             71,654
Non-Qualified XVI                           122,865
Non-Qualified XVIII                          41,208
Non-Qualified XIX                           190,399
-----------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:
Non-Qualified VII                         2,042,947
-----------------------------------
INTERNATIONAL FUND:
Non-Qualified VII                         2,756,604
Non-Qualified VIII                            2,477
-----------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Non-Qualified V                             142,600
Non-Qualified V (0.75)                      315,914
Non-Qualified VII                           817,092
Non-Qualified VIII                          683,740
-----------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
Non-Qualified VII                        82,890,261
Non-Qualified VIII                          144,181
Annuity contracts in payment period         158,175
-----------------------------------
EQUITY INCOME FUND II:
Non-Qualified VII                        17,415,666
Annuity contracts in payment period          59,838
-----------------------------------
GROWTH STRATEGIES FUND II:
Non-Qualified VII                        20,974,345
-----------------------------------
HIGH INCOME BOND FUND II:
Non-Qualified VII                        20,873,146
Non-Qualified VIII                            3,445
Annuity contracts in payment period          22,633
-----------------------------------
INTERNATIONAL EQUITY FUND II:
Non-Qualified VII                        10,923,948
Non-Qualified VIII                            1,682
Annuity contracts in payment period          50,199
-----------------------------------
PRIME MONEY FUND II:
Non-Qualified VII                         8,811,721
-----------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
Non-Qualified VII                        11,701,955
-----------------------------------
UTILITY FUND II:
Non-Qualified VII                        13,188,411
Non-Qualified VIII                              781
Annuity contracts in payment period          40,875
-----------------------------------
FIDELITY-REGISTERED TRADEMARK- VARI
  PRODUCTS FUNDS:
ASSET MANAGER PORTFOLIO -- INITIAL
Non-Qualified VII                        12,047,652
Non-Qualified VIII                        2,046,780
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO -- INITIAL CLASS:                                                        .45% to 1.90%         3.56%
Non-Qualified V                         $ 22.333     $ 19.354     (13.34%)                                              350,846.0
Non-Qualified V (0.75)                    22.881       19.928     (12.91%)                                              719,836.5
Non-Qualified VII                         24.674       21.347     (13.48%)                                            3,675,854.6
Non-Qualified VIII                        19.792       17.150     (13.35%)                                              614,226.7
Non-Qualified IX                          22.126       19.126     (13.56%)                                               20,193.9
Non-Qualified X                           22.333       19.354     (13.34%)                                               11,768.5
Non-Qualified XII                         12.772       11.118     (12.95%)                                                9,643.9
Non-Qualified XIII                        11.993       10.424     (13.08%)                                            2,109,546.6
Non-Qualified XIV                         11.904       10.315     (13.35%)                                            2,524,942.7
Non-Qualified XV                          11.860       10.262     (13.47%)                                            1,021,501.7
Non-Qualified XVI                          9.440        8.163     (13.53%)                                              229,470.4
Non-Qualified XVII                        22.694       21.956      (3.25%)     (6)                                        4,991.9
Non-Qualified XVIII                        9.428        8.115     (13.93%)                                               68,936.0
Non-Qualified XIX                          9.432        8.131     (13.79%)                                              255,867.9
----------------------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL CLASS:                                            .45% to 1.90%         6.26%
Non-Qualified V                           19.565       18.363      (6.14%)                                              304,410.3
Non-Qualified V (0.75)                    20.045       18.908      (5.67%)                                              619,584.3
Non-Qualified VII                         23.395       21.922      (6.30%)                                            4,671,456.0
Non-Qualified VIII                        16.799       15.765      (6.16%)                                              895,708.2
Non-Qualified IX                          19.384       18.147      (6.38%)                                               11,575.3
Non-Qualified X                           19.565       18.363      (6.14%)                                                5,108.1
Non-Qualified XII                         11.457       10.802      (5.72%)                                                1,968.0
Non-Qualified XIII                        11.210       10.553      (5.86%)                                            1,805,355.3
Non-Qualified XIV                         11.127       10.443      (6.15%)                                            2,332,214.2
Non-Qualified XV                          11.086       10.388      (6.30%)                                              681,661.0
Non-Qualified XVI                         10.654        9.978      (6.35%)                                              402,042.1
Non-Qualified XVIII                       10.640        9.920      (6.77%)                                               61,951.4
Non-Qualified XIX                         10.645        9.939      (6.63%)                                              376,900.9
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:                                                   .45% to 1.90%         7.26%
Non-Qualified V                           22.858       18.588     (18.68%)                                              497,068.2
Non-Qualified V (0.75)                    23.418       19.140     (18.27%)                                              978,003.5
Non-Qualified VII                         31.342       25.446     (18.81%)                                            3,217,102.3
Non-Qualified VIII                        20.785       16.901     (18.69%)                                              772,781.3
Non-Qualified IX                          22.646       18.369     (18.89%)                                               11,273.3
Non-Qualified X                           22.858       18.588     (18.68%)                                               30,697.7
Non-Qualified XII                         14.152       11.560     (18.32%)                                                8,593.3
Non-Qualified XIII                        11.154        9.097     (18.44%)                                            1,711,082.4
Non-Qualified XIV                         11.102        9.027     (18.69%)                                            1,544,436.9
Non-Qualified XV                          11.076        8.993     (18.81%)                                              556,572.1
Non-Qualified XVI                          8.554        6.941     (18.86%)                                              646,256.7
Non-Qualified XVII                        23.250       19.011     (18.23%)                                                  337.6
Non-Qualified XVIII                        8.543        6.900     (19.23%)                                              111,951.6
Non-Qualified XIX                          8.546        6.914     (19.10%)                                              547,139.4
----------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO -- INITIAL
  CLASS:                                                                             .50% to 2.25%        13.71%
Non-Qualified VII                         10.735        9.342     (12.98%)                                            1,838,000.7
Non-Qualified VIII                         9.648        8.409     (12.84%)                                              511,032.2
Non-Qualified XIII                         7.362        6.436     (12.58%)                                              941,816.2
Non-Qualified XIV                          7.307        6.369     (12.84%)                                            1,005,300.5
Non-Qualified XV                           7.280        6.336     (12.97%)                                              442,313.6
Non-Qualified XVI                          8.470        7.367     (13.02%)                                              110,265.6
Non-Qualified XVIII                        8.459        7.324     (13.42%)                                               45,716.5
Non-Qualified XIX                          8.463        7.338     (13.29%)                                               78,147.3
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLASS:                                                .85% to 1.40%         1.20%
Non-Qualified VII                         24.151       20.929     (13.34%)                                            4,072,090.4
Non-Qualified VIII                        20.173       17.509     (13.21%)                                              888,563.8
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS:                                    .85% to 1.40%         5.86%
Non-Qualified VII                         13.317       14.241       6.94%                                               216,261.8
Non-Qualified VIII                        12.998       13.921       7.10%                                                   281.4
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
CONTRAFUND-REGISTERED TRADEMARK-
  PORTFOLIO -- INITIAL CLASS:
Non-Qualified V                      $    6,790,274
Non-Qualified V (0.75)                   14,344,902
Non-Qualified VII                        78,468,469
Non-Qualified VIII                       10,533,988
Non-Qualified IX                            386,229
Non-Qualified X                             227,767
Non-Qualified XII                           107,221
Non-Qualified XIII                       21,989,914
Non-Qualified XIV                        26,044,784
Non-Qualified XV                         10,482,650
Non-Qualified XVI                         1,873,167
Non-Qualified XVII                          109,603
Non-Qualified XVIII                         559,416
Non-Qualified XIX                         2,080,462
-----------------------------------
EQUITY-INCOME PORTFOLIO -- INITIAL
Non-Qualified V                           5,589,886
Non-Qualified V (0.75)                   11,715,099
Non-Qualified VII                       102,407,658
Non-Qualified VIII                       14,120,839
Non-Qualified IX                            210,057
Non-Qualified X                              93,800
Non-Qualified XII                            21,258
Non-Qualified XIII                       19,051,914
Non-Qualified XIV                        24,355,313
Non-Qualified XV                          7,081,094
Non-Qualified XVI                         4,011,576
Non-Qualified XVIII                         614,558
Non-Qualified XIX                         3,746,018
-----------------------------------
GROWTH PORTFOLIO -- INITIAL CLASS:
Non-Qualified V                           9,239,504
Non-Qualified V (0.75)                   18,718,987
Non-Qualified VII                        81,862,384
Non-Qualified VIII                       13,060,776
Non-Qualified IX                            207,079
Non-Qualified X                             570,609
Non-Qualified XII                            99,338
Non-Qualified XIII                       15,565,717
Non-Qualified XIV                        13,941,632
Non-Qualified XV                          5,005,253
Non-Qualified XVI                         4,485,668
Non-Qualified XVII                            6,419
Non-Qualified XVIII                         772,466
Non-Qualified XIX                         3,782,922
-----------------------------------
HIGH INCOME PORTFOLIO -- INITIAL
  CLASS:
Non-Qualified VII                        17,170,603
Non-Qualified VIII                        4,297,270
Non-Qualified XIII                        6,061,529
Non-Qualified XIV                         6,402,759
Non-Qualified XV                          2,802,499
Non-Qualified XVI                           812,327
Non-Qualified XVIII                         334,828
Non-Qualified XIX                           573,445
Annuity contracts in payment period         929,606
-----------------------------------
INDEX 500 PORTFOLIO -- INITIAL CLAS
Non-Qualified VII                        85,224,780
Non-Qualified VIII                       15,557,864
-----------------------------------
INVESTMENT GRADE BOND PORTFOLIO --
Non-Qualified VII                         3,079,785
Non-Qualified VIII                            3,917
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:                                                                             .45% to 1.50%        13.97%
Non-Qualified V                         $ 15.514     $ 12.077     (22.15%)                                               40,745.1
Non-Qualified V (0.75)                    15.894       12.436     (21.76%)                                              193,610.7
Non-Qualified VII                         17.062       13.261     (22.28%)                                              489,657.4
Non-Qualified VIII                        14.491       11.280     (22.16%)                                               45,271.5
Non-Qualified IX                          15.370       11.935     (22.35%)                                                  845.8
Non-Qualified XII                         11.081        8.665     (21.80%)                                                   60.5
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SHARES:                                             .45% to 1.90%         0.00%
Non-Qualified V                           30.628       18.313     (40.21%)                                              759,840.2
Non-Qualified V (0.75)                    31.380       18.857     (39.91%)                                            1,131,518.3
Non-Qualified VII                         30.497       18.205     (40.31%)                                            2,092,270.0
Non-Qualified VIII                        21.226       12.690     (40.21%)                                              466,910.4
Non-Qualified IX                          30.344       18.097     (40.36%)                                               27,005.1
Non-Qualified X                           30.628       18.313     (40.21%)                                               34,365.5
Non-Qualified XII                         17.646       10.599     (39.94%)                                               26,237.8
Non-Qualified XIII                        16.650        9.985     (40.03%)                                            2,548,969.9
Non-Qualified XIV                         16.527        9.881     (40.21%)                                            2,197,460.3
Non-Qualified XV                          16.466        9.829     (40.31%)                                              849,467.7
Non-Qualified XVI                          6.975        4.161     (40.34%)                                              600,078.1
Non-Qualified XVII                        36.266       21.803     (39.88%)                                                2,366.5
Non-Qualified XVIII                        6.966        4.137     (40.61%)                                              273,183.2
Non-Qualified XIX                          6.969        4.145     (40.52%)                                              470,611.3
----------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO -- I SHARES:                                                      .45% to 1.90%         2.63%
Non-Qualified V                           24.030       22.613      (5.90%)                                              594,285.6
Non-Qualified V (0.75)                    24.619       23.285      (5.42%)                                              787,161.7
Non-Qualified VII                         26.630       25.019      (6.05%)                                            2,695,283.0
Non-Qualified VIII                        21.234       19.980      (5.91%)                                              769,233.8
Non-Qualified IX                          23.807       22.348      (6.13%)                                                9,178.9
Non-Qualified X                           24.030       22.613      (5.90%)                                               30,038.0
Non-Qualified XII                         14.043       13.276      (5.46%)                                               13,629.5
Non-Qualified XIII                        13.308       12.560      (5.62%)                                            3,515,601.2
Non-Qualified XIV                         13.210       12.430      (5.90%)                                            4,073,987.6
Non-Qualified XV                          13.161       12.365      (6.05%)                                            1,450,692.3
Non-Qualified XVI                          9.746        9.152      (6.09%)                                              656,846.9
Non-Qualified XVII                        24.167       22.867      (5.38%)                                                   42.0
Non-Qualified XVIII                        9.734        9.098      (6.53%)                                              159,510.4
Non-Qualified XIX                          9.738        9.116      (6.39%)                                              483,590.9
----------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:                                                                            .45% to 1.50%         5.95%
Non-Qualified V                           16.331       17.375       6.39%                                               114,774.9
Non-Qualified V (0.75)                    16.731       17.891       6.93%                                               323,207.6
Non-Qualified VII                         16.170       17.176       6.22%                                               751,089.7
Non-Qualified VIII                        13.554       14.419       6.38%                                               219,465.5
Non-Qualified IX                          16.179       17.170       6.13%                                                 1,348.2
Non-Qualified X                           16.331       17.375       6.39%                                                 3,109.7
Non-Qualified XII                         10.967       11.721       6.88%                                                 1,720.9
Non-Qualified XVII                        17.723       17.584      (0.78%)    (10)                                           54.4
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES:                                                        .45% to 2.25%         0.26%
Non-Qualified V                           24.782       18.419     (25.68%)                                              458,626.9
Non-Qualified V (0.75)                    25.390       18.966     (25.30%)                                              710,104.4
Non-Qualified VII                         29.345       21.775     (25.80%)                                            2,272,404.5
Non-Qualified VIII                        20.951       15.570     (25.68%)                                              470,607.5
Non-Qualified IX                          24.552       18.202     (25.86%)                                               10,800.6
Non-Qualified X                           24.782       18.419     (25.68%)                                               45,289.8
Non-Qualified XII                         13.829       10.325     (25.34%)                                               23,971.3
Non-Qualified XIII                        13.203        9.842     (25.46%)                                            2,954,711.4
Non-Qualified XIV                         13.106        9.740     (25.68%)                                            3,897,751.1
Non-Qualified XV                          13.057        9.689     (25.79%)                                            1,297,820.4
Non-Qualified XVI                          8.308        6.162     (25.83%)                                              388,433.0
Non-Qualified XVII                        27.143       20.285     (25.27%)                                                  617.3
Non-Qualified XVIII                        8.298        6.126     (26.17%)                                              140,973.1

-----------------------------------
OVERSEAS PORTFOLIO -- INITIAL
  CLASS:
Non-Qualified V                      $      492,078
Non-Qualified V (0.75)                    2,407,743
Non-Qualified VII                         6,493,347
Non-Qualified VIII                          510,662
Non-Qualified IX                             10,095
Non-Qualified XII                               524
-----------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO -- I SH
Non-Qualified V                          13,914,954
Non-Qualified V (0.75)                   21,337,040
Non-Qualified VII                        38,089,775
Non-Qualified VIII                        5,925,093
Non-Qualified IX                            488,711
Non-Qualified X                             629,336
Non-Qualified XII                           278,094
Non-Qualified XIII                       25,451,464
Non-Qualified XIV                        21,713,105
Non-Qualified XV                          8,349,418
Non-Qualified XVI                         2,496,925
Non-Qualified XVII                           51,596
Non-Qualified XVIII                       1,130,159
Non-Qualified XIX                         1,950,684
-----------------------------------
BALANCED PORTFOLIO -- I SHARES:
Non-Qualified V                          13,438,580
Non-Qualified V (0.75)                   18,329,061
Non-Qualified VII                        67,433,285
Non-Qualified VIII                       15,369,292
Non-Qualified IX                            205,130
Non-Qualified X                             679,250
Non-Qualified XII                           180,945
Non-Qualified XIII                       44,155,951
Non-Qualified XIV                        50,639,666
Non-Qualified XV                         17,937,810
Non-Qualified XVI                         6,011,463
Non-Qualified XVII                              961
Non-Qualified XVIII                       1,451,226
Non-Qualified XIX                         4,408,415
-----------------------------------
FLEXIBLE INCOME PORTFOLIO -- I
  SHARES:
Non-Qualified V                           1,994,214
Non-Qualified V (0.75)                    5,782,507
Non-Qualified VII                        12,900,716
Non-Qualified VIII                        3,164,473
Non-Qualified IX                             23,148
Non-Qualified X                              54,031
Non-Qualified XII                            20,171
Non-Qualified XVII                              956
-----------------------------------
GROWTH PORTFOLIO -- I SHARES:
Non-Qualified V                           8,447,448
Non-Qualified V (0.75)                   13,467,840
Non-Qualified VII                        49,481,607
Non-Qualified VIII                        7,327,359
Non-Qualified IX                            196,592
Non-Qualified X                             834,192
Non-Qualified XII                           247,504
Non-Qualified XIII                       29,080,270
Non-Qualified XIV                        37,964,096
Non-Qualified XV                         12,574,582
Non-Qualified XVI                         2,393,524
Non-Qualified XVII                           12,522
Non-Qualified XVIII                         863,601

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO -- I SHARES: (continued)
Non-Qualified XIX                       $  8.301     $  6.138     (26.06%)                                              478,006.8
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHARES:                                              .45% to 2.25%         0.44%
Non-Qualified V                           28.839       22.088     (23.41%)                                              760,307.5
Non-Qualified V (0.75)                    29.545       22.744     (23.02%)                                            1,445,273.7
Non-Qualified VII                         32.413       24.786     (23.53%)                                            5,466,150.7
Non-Qualified VIII                        23.476       17.979     (23.42%)                                              978,798.4
Non-Qualified IX                          28.571       21.829     (23.60%)                                               30,914.7
Non-Qualified X                           28.839       22.088     (23.41%)                                               36,001.6
Non-Qualified XII                         13.899       10.694     (23.06%)                                               30,407.3
Non-Qualified XIII                        13.030       10.010     (23.18%)                                            4,534,178.5
Non-Qualified XIV                         12.934        9.906     (23.41%)                                            4,448,459.3
Non-Qualified XV                          12.886        9.854     (23.53%)                                            1,330,767.3
Non-Qualified XVI                          8.570        6.550     (23.57%)                                              821,676.3
Non-Qualified XVII                        32.317       24.889     (22.98%)                                                2,237.7
Non-Qualified XVIII                        8.559        6.512     (23.92%)                                              210,061.4
Non-Qualified XIX                          8.563        6.525     (23.80%)                                              883,452.4
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
MFS-REGISTERED TRADEMARK- FUNDS:
GLOBAL GOVERNMENT SERIES:                                                            .85% to 1.40%         3.89%
Non-Qualified VII                         10.799       11.153       3.28%                                               123,681.3
Non-Qualified VIII                        10.875       11.249       3.44%                                                32,268.4
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:                                                                 .50% to 1.90%         5.19%
Non-Qualified VII                         16.782       16.586      (1.17%)                                            2,148,560.5
Non-Qualified VIII                        16.901       16.730      (1.01%)                                              486,345.7
Non-Qualified XIII                        11.934       11.850      (0.70%)                                            1,083,171.8
Non-Qualified XIV                         11.846       11.726      (1.01%)                                            1,711,650.3
Non-Qualified XV                          11.803       11.665      (1.17%)                                              515,485.9
Non-Qualified XVI                         10.763       10.632      (1.22%)                                              560,756.8
Non-Qualified XVIII                       10.749       10.570      (1.67%)                                              152,627.1
Non-Qualified XIX                         10.754       10.591      (1.52%)                                              343,894.7
----------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
TACTICAL ALLOCATION PORTFOLIO:                                                       .50% to 1.90%         7.95%
Non-Qualified XIII                        10.326        8.944     (13.38%)                                              229,676.1
Non-Qualified XIV                         10.273        8.871     (13.65%)                                            1,022,443.2
Non-Qualified XV                          10.247        8.835     (13.78%)                                              100,436.8
Non-Qualified XVI                          9.567        8.244     (13.83%)                                              149,872.3
Non-Qualified XVIII                        9.555        8.196     (14.22%)                                               65,707.5
Non-Qualified XIX                          9.559        8.212     (14.09%)                                               66,813.4
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:                                                           .50% to 2.25%        15.39%
Non-Qualified VII                         21.423       14.517     (32.24%)                                              827,071.7
Non-Qualified VIII                        21.545       14.622     (32.13%)                                              262,224.3
Non-Qualified XIII                        14.970       10.191     (31.92%)                                              733,700.7
Non-Qualified XIV                         14.860       10.085     (32.13%)                                              774,542.9
Non-Qualified XV                          14.805       10.032     (32.24%)                                              257,899.5
Non-Qualified XVI                          6.828        4.625     (32.26%)                                              548,565.0
Non-Qualified XVIII                        6.820        4.598     (32.58%)                                              361,045.2
Non-Qualified XIX                          6.823        4.607     (32.48%)                                              297,833.7
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:                                                           .75% to 1.50%        12.79%
Non-Qualified V                           16.275       14.137     (13.14%)                                              112,012.5
Non-Qualified V (0.75)                    16.495       14.400     (12.70%)                                              242,920.2
Non-Qualified VII                         21.023       18.231     (13.28%)                                              517,494.8
Non-Qualified VIII                        21.142       18.363     (13.14%)                                               95,208.5
Non-Qualified IX                          16.166       14.007     (13.36%)                                                4,399.2
Non-Qualified XII                         16.571       14.460     (12.74%)                                                5,322.0
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
GROWTH PORTFOLIO -- I SHARES: (cont
Non-Qualified XIX                    $    2,934,006
Annuity contracts in payment period      10,953,568
-----------------------------------
WORLDWIDE GROWTH PORTFOLIO -- I SHA
Non-Qualified V                          16,793,673
Non-Qualified V (0.75)                   32,871,305
Non-Qualified VII                       135,484,011
Non-Qualified VIII                       17,597,817
Non-Qualified IX                            674,837
Non-Qualified X                             795,203
Non-Qualified XII                           325,176
Non-Qualified XIII                       45,387,127
Non-Qualified XIV                        44,066,438
Non-Qualified XV                         13,113,381
Non-Qualified XVI                         5,381,980
Non-Qualified XVII                           55,695
Non-Qualified XVIII                       1,367,920
Non-Qualified XIX                         5,764,527
Annuity contracts in payment period      11,716,767
-----------------------------------
MFS-REGISTERED TRADEMARK- FUNDS:
GLOBAL GOVERNMENT SERIES:
Non-Qualified VII                         1,379,417
Non-Qualified VIII                          362,987
-----------------------------------
TOTAL RETURN SERIES:
Non-Qualified VII                        35,636,024
Non-Qualified VIII                        8,136,563
Non-Qualified XIII                       12,835,586
Non-Qualified XIV                        20,070,812
Non-Qualified XV                          6,013,143
Non-Qualified XVI                         5,961,966
Non-Qualified XVIII                       1,613,268
Non-Qualified XIX                         3,642,189
-----------------------------------
MITCHELL HUTCHINS SERIES TRUST:
TACTICAL ALLOCATION PORTFOLIO:
Non-Qualified XIII                        2,054,223
Non-Qualified XIV                         9,070,094
Non-Qualified XV                            887,359
Non-Qualified XVI                         1,235,547
Non-Qualified XVIII                         538,539
Non-Qualified XIX                           548,672
-----------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
Non-Qualified VII                        12,006,600
Non-Qualified VIII                        3,834,244
Non-Qualified XIII                        7,477,144
Non-Qualified XIV                         7,811,265
Non-Qualified XV                          2,587,248
Non-Qualified XVI                         2,537,113
Non-Qualified XVIII                       1,660,086
Non-Qualified XIX                         1,372,120
Annuity contracts in payment period       1,163,578
-----------------------------------
GLOBAL SECURITIES FUND/VA:
Non-Qualified V                           1,583,521
Non-Qualified V (0.75)                    3,498,051
Non-Qualified VII                         9,434,447
Non-Qualified VIII                        1,748,314
Non-Qualified IX                             61,620
Non-Qualified XII                            76,956
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:                                                 .50% to 2.25%         0.53%
Non-Qualified VII                       $ 14.248     $ 12.620     (11.43%)                                            1,868,140.6
Non-Qualified VIII                        14.329       12.711     (11.29%)                                              616,805.4
Non-Qualified XIII                         9.891        8.801     (11.02%)                                              872,460.5
Non-Qualified XIV                          9.818        8.710     (11.29%)                                            1,636,808.5
Non-Qualified XV                           9.782        8.664     (11.43%)                                              542,225.4
Non-Qualified XVI                          8.838        7.824     (11.47%)                                              260,613.9
Non-Qualified XVIII                        8.827        7.779     (11.87%)                                               94,123.8
Non-Qualified XIX                          8.831        7.794     (11.74%)                                              249,384.5
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:                                                              .50% to 2.25%         6.16%
Non-Qualified V                           10.185       10.545       3.53%                                                 9,854.1
Non-Qualified V (0.75)                    10.323       10.742       4.06%                                                17,303.9
Non-Qualified VII                         11.206       11.583       3.36%                                               773,099.5
Non-Qualified VIII                        11.269       11.667       3.53%                                               230,729.8
Non-Qualified IX                          10.117       10.449       3.28%                                                   152.2
Non-Qualified XIII                        10.171       10.562       3.84%                                               554,901.8
Non-Qualified XIV                         10.096       10.453       3.54%                                               574,225.7
Non-Qualified XV                          10.059       10.398       3.37%                                               190,058.3
Non-Qualified XVI                          9.939       10.269       3.32%                                               129,252.5
Non-Qualified XVIII                        9.927       10.209       2.84%                                                33,697.5
Non-Qualified XIX                          9.931       10.229       3.00%                                                72,122.0
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:                                                               .85% to 1.40%        19.78%
Non-Qualified VII                          8.011        7.075     (11.68%)                                              128,882.5
----------------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST FUND:                                                        .45% to 1.50%         0.00%
Non-Qualified V                           14.530       12.062     (16.99%)                                               40,257.1
Non-Qualified V (0.75)                    14.886       12.420     (16.57%)                                               40,151.9
Non-Qualified VII                         14.354       11.897     (17.12%)                                               83,798.8
Non-Qualified IX                          14.395       11.920     (17.19%)                                                   32.4
Non-Qualified X                           14.530       12.062     (16.99%)                                                1,753.1
----------------------------------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S:                                           .95% to 1.90%         0.00%
Non-Qualified XIII                         9.367        7.998     (14.62%)     (6)                                        6,966.1
Non-Qualified XIV                         10.031        7.981     (20.44%)     (5)                                        3,705.2
Non-Qualified XV                          10.086        7.973     (20.95%)     (4)                                        2,168.4
Non-Qualified XVI                          8.467        7.970      (5.87%)     (7)                                        3,466.9
Non-Qualified XIX                          9.970        7.954     (20.22%)     (4)                                        1,413.8
----------------------------------------------------------------------------------------------------------------------------------
MAGNA CAP PORTFOLIO -- CLASS S:                                                      .95% to 1.90%         0.91%
Non-Qualified XIII                         9.602        9.335      (2.78%)     (5)                                       28,148.5
Non-Qualified XIV                          9.567        9.316      (2.62%)     (5)                                        6,683.0
Non-Qualified XV                           9.624        9.306      (3.30%)     (5)                                          701.1
Non-Qualified XVI                          9.883        9.303      (5.87%)     (4)                                        7,866.6
Non-Qualified XIX                          9.284        9.284       0.00%     (11)                                        2,776.6
----------------------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S:                                          .95% to 1.90%         0.00%
Non-Qualified XIII                        10.181        8.476     (16.75%)     (4)                                       31,788.1
Non-Qualified XIV                         10.125        8.458     (16.46%)     (4)                                       27,540.0
Non-Qualified XV                           9.402        8.449     (10.14%)     (5)                                       14,863.5
Non-Qualified XVI                         10.001        8.447     (15.54%)     (4)                                       13,286.8
Non-Qualified XVIII                        9.481        8.420     (11.19%)     (5)                                          288.0
Non-Qualified XIX                          9.630        8.429     (12.47%)     (6)                                       14,482.5
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S:                                        .95% to 1.90%         0.35%
Non-Qualified XIII                        10.065        8.497     (15.58%)     (4)                                       73,606.7
Non-Qualified XIV                         10.064        8.479     (15.75%)     (4)                                       37,134.7
Non-Qualified XV                          11.291        8.470     (24.98%)     (4)                                       14,405.0
Non-Qualified XVI                         10.136        8.467     (16.47%)     (4)                                       18,432.1
Non-Qualified XVIII                       10.175        8.441     (17.04%)     (4)                                        2,354.2
Non-Qualified XIX                          9.638        8.450     (12.33%)     (6)                                        4,949.2
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
MAIN STREET GROWTH & INCOME FUND/VA
Non-Qualified VII                    $   23,575,934
Non-Qualified VIII                        7,840,213
Non-Qualified XIII                        7,678,525
Non-Qualified XIV                        14,256,602
Non-Qualified XV                          4,697,841
Non-Qualified XVI                         2,039,043
Non-Qualified XVIII                         732,189
Non-Qualified XIX                         1,943,703
Annuity contracts in payment period       2,944,636
-----------------------------------
STRATEGIC BOND FUND/VA:
Non-Qualified V                             103,912
Non-Qualified V (0.75)                      185,878
Non-Qualified VII                         8,954,812
Non-Qualified VIII                        2,691,925
Non-Qualified IX                              1,590
Non-Qualified XIII                        5,860,873
Non-Qualified XIV                         6,002,381
Non-Qualified XV                          1,976,226
Non-Qualified XVI                         1,327,294
Non-Qualified XVIII                         344,018
Non-Qualified XIX                           737,736
Annuity contracts in payment period         705,172
-----------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:
Non-Qualified VII                           911,844
-----------------------------------
NATURAL RESOURCES TRUST FUND:
Non-Qualified V                             485,581
Non-Qualified V (0.75)                      498,687
Non-Qualified VII                           996,954
Non-Qualified IX                                386
Non-Qualified X                              21,146
-----------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO -- C
Non-Qualified XIII                           55,715
Non-Qualified XIV                            29,571
Non-Qualified XV                             17,289
Non-Qualified XVI                            27,631
Non-Qualified XIX                            11,245
-----------------------------------
MAGNA CAP PORTFOLIO -- CLASS S:
Non-Qualified XIII                          262,766
Non-Qualified XIV                            62,259
Non-Qualified XV                              6,524
Non-Qualified XVI                            73,183
Non-Qualified XIX                            25,778
-----------------------------------
MID CAP OPPORTUNITIES PORTFOLIO --
Non-Qualified XIII                          269,436
Non-Qualified XIV                           232,933
Non-Qualified XV                            125,582
Non-Qualified XVI                           112,234
Non-Qualified XVIII                           2,425
Non-Qualified XIX                           122,073
-----------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO -
Non-Qualified XIII                          625,436
Non-Qualified XIV                           314,865
Non-Qualified XV                            122,010
Non-Qualified XVI                           156,065
Non-Qualified XVIII                          19,872
Non-Qualified XIX                            41,821
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I
  CLASS:                                                                             .45% to 2.25%        19.25%
Non-Qualified V                         $ 36.551     $ 27.159     (25.70%)                                              300,791.5
Non-Qualified V (0.75)                    37.448       27.966     (25.32%)                                              212,226.4
Non-Qualified VII                         17.303       12.836     (25.82%)                                            1,075,773.3
Non-Qualified VIII                        17.385       12.917     (25.70%)                                              308,780.4
Non-Qualified IX                          36.213       26.840     (25.88%)                                                3,302.6
Non-Qualified X                           36.551       27.159     (25.70%)                                                9,287.1
Non-Qualified XII                         14.714       10.983     (25.36%)                                                2,679.3
Non-Qualified XIII                        14.030       10.456     (25.47%)                                              863,568.1
Non-Qualified XIV                         13.926       10.347     (25.70%)                                              911,394.0
Non-Qualified XV                          13.875       10.293     (25.82%)                                              268,472.4
Non-Qualified XVI                          8.801        6.526     (25.85%)                                              339,484.1
Non-Qualified XVII                        40.304       30.112     (25.29%)                                                  374.7
Non-Qualified XVIII                        8.790        6.488     (26.19%)                                              126,421.4
Non-Qualified XIX                          8.794        6.500     (26.09%)                                              287,459.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS:                                       .45% to 2.25%        6.31%
Non-Qualified V                           20.426       15.086     (26.14%)                                              420,422.3
Non-Qualified V (0.75)                    20.927       15.534     (25.77%)                                              443,964.5
Non-Qualified VII                         19.644       14.485     (26.26%)                                            3,504,571.0
Non-Qualified VIII                        13.372        9.875     (26.15%)                                              482,714.9
Non-Qualified IX                          20.236       14.908     (26.33%)                                                7,437.3
Non-Qualified X                           20.426       15.086     (26.14%)                                               15,416.5
Non-Qualified XII                         11.453        8.497     (25.81%)                                                1,963.9
Non-Qualified XIII                        10.933        8.099     (25.92%)                                              853,538.0
Non-Qualified XIV                         10.853        8.015     (26.15%)                                            1,011,359.3
Non-Qualified XV                          10.812        7.973     (26.26%)                                              336,247.7
Non-Qualified XVI                          7.614        5.612     (26.29%)                                              140,982.7
Non-Qualified XVII                        20.274       15.056     (25.74%)                                                  380.3
Non-Qualified XVIII                        7.605        5.579     (26.64%)                                               74,706.8
Non-Qualified XIX                          7.608        5.590     (26.52%)                                              184,512.2
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS:                                        .45% to 1.90%        20.49%
Non-Qualified V                           17.889       13.976     (21.87%)                                              351,117.2
Non-Qualified V (0.75)                    18.328       14.392     (21.48%)                                              270,714.1
Non-Qualified VI                          15.133       11.830     (21.83%)                                               21,904.6
Non-Qualified VII                         17.659       13.775     (21.99%)                                            2,768,106.8
Non-Qualified VIII                        12.169        9.506     (21.88%)                                              491,017.8
Non-Qualified IX                          17.723       13.812     (22.07%)                                               12,674.6
Non-Qualified X                           17.889       13.976     (21.87%)                                              141,938.0
Non-Qualified XI                          15.133       11.830     (21.83%)                                                1,303.0
Non-Qualified XIII                        11.755        9.211     (21.64%)                                              416,033.9
Non-Qualified XIV                         11.668        9.115     (21.88%)                                              766,264.9
Non-Qualified XV                          11.625        9.068     (22.00%)                                              239,620.4
Non-Qualified XVI                          8.726        6.803     (22.04%)                                              165,807.7
Non-Qualified XVIII                        8.715        6.763     (22.40%)                                               51,496.2
Non-Qualified XIX                          8.719        6.777     (22.27%)                                              131,798.1
----------------------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS:                               .45% to 2.25%        25.04%
Non-Qualified V                           26.160       18.876     (27.84%)                                              254,403.9
Non-Qualified V (0.75)                    26.801       19.437     (27.48%)                                              242,231.6
Non-Qualified VII                         14.415       10.384     (27.96%)                                              218,708.8
Non-Qualified VIII                        14.482       10.449     (27.85%)                                               56,361.3
Non-Qualified IX                          25.917       18.654     (28.02%)                                                3,764.1
Non-Qualified X                           26.160       18.876     (27.84%)                                                2,388.8
Non-Qualified XIII                        11.557        8.364     (27.63%)                                              856,531.9
Non-Qualified XIV                         11.472        8.277     (27.85%)                                              529,984.2
Non-Qualified XV                          11.430        8.234     (27.96%)                                              415,390.2
Non-Qualified XVI                          9.775        7.038     (28.00%)                                              227,334.0
Non-Qualified XVIII                        9.763        6.997     (28.33%)                                               10,818.9
Non-Qualified XIX                          9.767        7.011     (28.22%)                                               74,030.1
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTF
  CLASS:
Non-Qualified V                      $    8,169,197
Non-Qualified V (0.75)                    5,935,123
Non-Qualified VII                        13,808,626
Non-Qualified VIII                        3,988,516
Non-Qualified IX                             88,643
Non-Qualified X                             252,229
Non-Qualified XII                            29,427
Non-Qualified XIII                        9,029,468
Non-Qualified XIV                         9,430,194
Non-Qualified XV                          2,763,386
Non-Qualified XVI                         2,215,473
Non-Qualified XVII                           11,282
Non-Qualified XVIII                         820,222
Non-Qualified XIX                         1,868,485
Annuity contracts in payment period       4,421,857
-----------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO
Non-Qualified V                           6,342,491
Non-Qualified V (0.75)                    6,896,544
Non-Qualified VII                        50,763,711
Non-Qualified VIII                        4,766,810
Non-Qualified IX                            110,875
Non-Qualified X                             232,573
Non-Qualified XII                            16,687
Non-Qualified XIII                        6,912,804
Non-Qualified XIV                         8,106,045
Non-Qualified XV                          2,680,903
Non-Qualified XVI                           791,195
Non-Qualified XVII                            5,726
Non-Qualified XVIII                         416,789
Non-Qualified XIX                         1,031,423
Annuity contracts in payment period       2,460,777
-----------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO -
Non-Qualified V                           4,907,214
Non-Qualified V (0.75)                    3,896,117
Non-Qualified VI                            259,132
Non-Qualified VII                        38,130,671
Non-Qualified VIII                        4,667,615
Non-Qualified IX                            175,062
Non-Qualified X                           1,983,726
Non-Qualified XI                             15,415
Non-Qualified XIII                        3,832,088
Non-Qualified XIV                         6,984,505
Non-Qualified XV                          2,172,878
Non-Qualified XVI                         1,127,990
Non-Qualified XVIII                         348,269
Non-Qualified XIX                           893,196
-----------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PO
Non-Qualified V                           4,802,128
Non-Qualified V (0.75)                    4,708,255
Non-Qualified VII                         2,271,072
Non-Qualified VIII                          588,919
Non-Qualified IX                             70,215
Non-Qualified X                              45,091
Non-Qualified XIII                        7,164,033
Non-Qualified XIV                         4,386,679
Non-Qualified XV                          3,420,323
Non-Qualified XVI                         1,599,977
Non-Qualified XVIII                          75,700
Non-Qualified XIX                           519,025
Annuity contracts in payment period         797,729
-----------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

---------------------------------------------------
                                               Value                                                                     Units
                                              Per Unit
                                              --------
                                       Net Assets                                                      Investment     Outstanding
                                       BeatnEndg      End of      Total                 Expense          Income          at End
                                        of Year        Year       Return                 Ratio            Ratio         of Year
----------------------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS:                                .45% to 2.25%        15.41%
Non-Qualified V                         $ 21.643     $ 19.189     (11.34%)                                              212,838.0
Non-Qualified V (0.75)                    22.174       19.759     (10.89%)                                              246,671.1
Non-Qualified VII                         27.438       24.288     (11.48%)                                            3,007,877.4
Non-Qualified VIII                        19.893       17.636     (11.35%)                                              281,779.1
Non-Qualified IX                          21.443       18.964     (11.56%)                                                9,149.6
Non-Qualified X                           21.643       19.189     (11.34%)                                                6,687.7
Non-Qualified XII                         13.138       11.702     (10.93%)                                                1,872.9
Non-Qualified XVII                        25.061       22.342     (10.85%)                                                1,012.6
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO:                                                       .95% to 1.90%         0.00%
Non-Qualified XIII                         9.126        8.903      (2.44%)     (6)                                       16,482.2
Non-Qualified XIV                          9.208        8.884      (3.52%)     (6)                                       24,556.3
Non-Qualified XV                           9.047        8.875      (1.90%)     (6)                                        7,748.4
Non-Qualified XVI                          8.978        8.872      (1.18%)     (6)                                       25,615.0
Non-Qualified XVIII                        8.105        8.844       9.12%      (9)                                          629.1
Non-Qualified XIX                          9.109        8.854      (2.80%)     (6)                                        6,445.3
----------------------------------------------------------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO:                                          .95% to 1.90%         0.00%
Non-Qualified XIV                          9.347        7.521     (19.54%)     (7)                                          259.7
Non-Qualified XVI                          8.170        7.510      (8.08%)     (5)                                        6,248.6
Non-Qualified XVIII                        7.170        7.487       4.42%      (6)                                          213.2
Non-Qualified XIX                          8.295        7.495      (9.64%)     (6)                                        1,175.5
----------------------------------------------------------------------------------------------------------------------------------
TOTAL
==================================================================================================================================

-----------------------------------
PPI T. ROWE PRICE GROWTH EQUITY POR
Non-Qualified V                      $    4,084,148
Non-Qualified V (0.75)                    4,873,974
Non-Qualified VII                        73,055,327
Non-Qualified VIII                        4,969,456
Non-Qualified IX                            173,513
Non-Qualified X                             128,331
Non-Qualified XII                            21,917
Non-Qualified XVII                           22,624
Annuity contracts in payment period       2,065,761
-----------------------------------
PRUDENTIAL JENNISON PORTFOLIO:
Non-Qualified XIII                          146,741
Non-Qualified XIV                           218,158
Non-Qualified XV                             68,767
Non-Qualified XVI                           227,256
Non-Qualified XVIII                           5,564
Non-Qualified XIX                            57,067
-----------------------------------
SP JENNISON INTERNATIONAL GROWTH PO
Non-Qualified XIV                             1,953
Non-Qualified XVI                            46,927
Non-Qualified XVIII                           1,596
Non-Qualified XIX                             8,810
-----------------------------------
TOTAL                                $5,771,340,707
===================================

       NON-QUALIFIED 1964                Individual contracts issued from December 1, 1964 to
                                         March 14, 1967.

       NON-QUALIFIED V                   Certain AetnaPlus contracts issued in connection with
                                         Deferred Compensation Plans issued since August 28, 1992,
                                         and certain individual non-qualified contracts.

       NON-QUALIFIED VI                  Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified
                                         I).

       NON-QUALIFIED VII                 Certain individual and group contracts issued as
                                         non-qualified deferred annuity contracts or Individual
                                         Retirement Annuity contracts issued since May 4, 1994.

       NON-QUALIFIED VIII                Certain individual Retirement Annuity contracts issued since
                                         May 1, 1998.

       NON-QUALIFIED IX                  Group Aetna Plus contracts assessing an administrative
                                         expense charge effective April 7, 1997 issued in connection with Deferred Compensation Plans.

       NON-QUALIFIED X                   Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred Compensation Plans and as individual non-qualified contracts, resulting in
                                         reduced daily charges for certain funding options effective
                                         May 29, 1997.

       NON-QUALIFIED XI                  Certain contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29,
                                         1997.

       NON-QUALIFIED XIII                Certain individual Retirement Annuity contracts issued since
                                         October 1, 1998.

       NON-QUALIFIED XIV                 Certain individual Retirement Annuity contracts issued since
                                         September 1, 1998.

       NON-QUALIFIED XVI                 Certain individual Retirement Annuity contracts issued since
                                         August 2000.

       NON-QUALIFIED XVII                Group AetnaPlus contracts issued in connection with Deferred
                                         Compensation Plans having contract modifications effective
                                         September 1, 1999.

       NON-QUALIFIED XVIII               Certain individual Retirement Annuity contracts issued since
                                         September 2000.

       NON-QUALIFIED XIX                 Certain individual Retirement Annuity contracts issued since
                                         August 2000.

       NON-QUALIFIED XV                  Certain individual Retirement Annuity contracts issued since
                                         September 1, 1998.

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Year Ended December 31, 2001 (continued):

       NOTES TO CONDENSED FINANCIAL INFORMATION:

                         (1)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during January
                               2001.
                         (2)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during March 2001.
                         (3)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during April 2001.
                         (4)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during May 2001.
                         (5)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during June 2001.
                         (6)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during July 2001.
                         (7)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during August 2001.
                         (8)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during September
                               2001.
                         (9)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during October
                               2001.
                        (10)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during November
                               2001.
                        (11)   - Reflects less than a full year of performance activity.
                               Funds were first received in this option during December
                               2001.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001:
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") and is registered under the Investment Company Act of 1940 as amended, as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 2001:

   Aetna Ascent VP                           Federated Insurance Series: (continued):
   Aetna Balanced VP, Inc.                   - Equity Income Fund II
   Aetna Bond VP                             - Growth Strategies Fund II
   Aetna Crossroads VP                       - High Income Bond Fund II
   Aetna GET Fund, Series D                  - International Equity Fund II
   Aetna GET Fund, Series E                  - Prime Money Fund II
   Aetna GET Fund, Series G                  - U.S. Government Securities Fund II
   Aetna GET Fund, Series H                  - Utility Fund II
   Aetna GET Fund, Series I                  Fidelity-Registered Trademark- Variable Insurance
   Aetna GET Fund, Series J                  Products Funds:
   Aetna GET Fund, Series K                  - Asset Manager Portfolio -- Initial Class
   Aetna GET Fund, Series L                  - Contrafund-Registered Trademark- Portfolio -- Initial
   Aetna GET Fund, Series M                  Class
   Aetna GET Fund, Series N                  - Equity-Income Portfolio -- Initial Class
   Aetna GET Fund, Series P                  - Growth Portfolio -- Initial Class
   Aetna GET Fund, Series Q                  - High Income Portfolio -- Initial Class
   Aetna Growth and Income VP                - Index 500 Portfolio -- Initial Class
   Aetna Growth VP                           - Investment Grade Bond Portfolio -- Initial Class
   Aetna Index Plus Large Cap VP             - Overseas Portfolio -- Initial Class
   Aetna Index Plus Mid Cap VP               Janus Aspen Series:
   Aetna Index Plus Small Cap VP             - Aggressive Growth Portfolio -- I Shares
   Aetna International VP                    - Balanced Portfolio -- I Shares
   Aetna Legacy VP                           - Flexible Income Portfolio -- I Shares
   Aetna Money Market VP                     - Growth Portfolio -- I Shares
   Aetna Small Company VP                    - Worldwide Growth Portfolio -- I Shares
   Aetna Technology VP                       MFS-Registered Trademark- Funds:
   Aetna Value Opportunity VP                - Global Government Series
   AIM V.I. Funds:                           - Total Return Series
   - Capital Appreciation Fund               Mitchell Hutchins Series Trust:
   - Government Securities Fund              - Growth and Income Portfolio
   - Growth and Income Fund                  - Small Cap portfolio
   - Growth Fund                             - Tactical Allocation Portfolio
   - Value Fund                              Oppenheimer Funds:
   Alger American Funds:                     - Aggressive Growth Fund/VA
   - Balanced Portfolio                      - Global Securities Fund/VA
   - Income & Growth Portfolio               - Main Street Growth & Income Fund/VA
   - Leveraged AllCap Portfolio              - Strategic Bond Fund/VA
   Alliance Funds:                           Pilgrim Funds:
   - Growth and Income Portfolio             - Emerging Markets Fund, Inc.
   - Premier Growth Portfolio                - Natural Resources Trust Fund
   - Quasar Portfolio                        Pilgrim Variable Funds:
   American Century Investments:             - Growth Opportunities Portfolio -- Class S
   - Balanced Fund                           - Magna Cap Portfolio -- Class S
   - International Fund                      - Mid Cap Opportunities Portfolio -- Class S
   Calvert Social Balanced Portfolio         - Small Cap Opportunities Portfolio -- Class S
   Federated Insurance Series:               Portfolio Partners, Inc. (PPI):
   - American Leaders Fund II                - PPI MFS Capital Opportunities Portfolio -- I Class
                                             - PPI MFS Emerging Equities Portfolio -- I Class
                                             - PPI MFS Research Growth Portfolio -- I Class
                                             - PPI Scudder International Growth Portfolio -- I Class
                                             - PPI T. Rowe Price Growth Equity Portfolio -- I Class
                                             Prudential Jennison Portfolio
                                             SP Jennison International Growth Portfolio

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 2001 aggregated $2,907,441,528 and $2,444,944,910, respectively.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation                  $    249,636  $   (192,305) $    2,505,781  $    (2,720,528)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation                    11,377,649    (2,264,628)     23,173,137      (30,276,467)
 AETNA BOND VP
 Annuity contracts in
   accumulation                     7,945,091    (1,435,902)     20,279,853      (19,410,035)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                       481,864      (239,251)      3,036,587       (3,184,113)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                       347,661       (53,802)      4,990,486       (7,539,591)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                     1,801,027    (1,823,039)     12,420,366      (12,841,030)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                     2,482,472    (5,314,830)     36,784,208      (38,822,534)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                       684,964    (3,030,137)     17,751,591      (18,186,366)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                       643,089    (2,295,358)     11,738,713      (12,108,479)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                       225,593    (1,534,833)      6,728,564       (6,948,467)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                       136,636    (1,315,076)      6,370,181       (6,653,962)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                         3,658    (1,752,808)      5,816,198       (5,928,542)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                     1,874,334    (1,324,455)      7,492,254       (7,365,141)
 AETNA GET FUND, SERIES M
 Annuity contracts in
   accumulation                     2,028,202    (1,382,780)      4,582,147       (4,633,814)
 AETNA GET FUND, SERIES N
 Annuity contracts in
   accumulation                       752,868      (642,884)      9,054,819       (8,844,052)
 AETNA GET FUND, SERIES P
 Annuity contracts in
   accumulation                        48,120      (114,682)      2,681,028       (2,680,728)
 AETNA GET FUND, SERIES Q
 Annuity contracts in
   accumulation                             0        (1,059)        974,250         (974,087)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation                     4,762,495    (8,183,668)    178,157,859     (292,034,184)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                     8,313,560      (727,122)     94,630,200     (132,444,520)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation                  $   (214,747)  $      88,271  $    (1,939,740) $ (2,028,011)    $  (2,185,427)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    (7,103,330)    (26,671,998)     (39,632,837)  (12,960,839)      (10,951,148)
AETNA BOND VP
Annuity contracts in
  accumulation                       869,818         292,798        1,190,970       898,172         8,277,179
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      (147,526)         96,848       (1,646,815)   (1,743,663)       (1,648,576)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    (2,549,105)     (1,291,730)               0     1,291,730          (963,516)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      (420,664)     (5,506,290)      (4,410,322)    1,095,968           653,292
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    (2,038,326)    (16,149,627)     (14,356,018)    1,793,609        (3,077,075)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                      (434,775)     (4,092,929)      (1,959,918)    2,133,011          (646,937)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      (369,766)     (3,459,172)      (2,894,300)      564,872        (1,457,163)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      (219,903)     (1,839,216)        (851,507)      987,709          (541,434)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      (283,781)     (2,762,925)      (1,664,280)    1,098,645          (363,576)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                      (112,344)       (937,549)      (1,605,745)     (668,196)       (2,529,690)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                       127,113             194       (1,992,611)   (1,992,805)       (1,315,813)
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                       (51,667)              0       (3,590,542)   (3,590,542)       (2,996,787)
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                       210,767               0        2,203,779     2,203,779         2,524,530
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                           300               0          192,563       192,563           126,301
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                           163               0              757           757              (139)
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  (113,876,325)   (241,325,047)    (297,317,718)  (55,992,671)     (173,290,169)
AETNA GROWTH VP
Annuity contracts in
  accumulation                   (37,814,320)    (11,298,783)      (3,450,213)    7,848,570       (22,379,312)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation                  $  9,897,852  $ (2,853,167) $  106,107,224  $  (142,896,002)
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation                       521,114       (65,963)      2,436,526       (2,739,854)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                        65,130       (12,012)      1,607,489       (1,591,462)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                        10,501      (105,844)     45,584,762      (49,986,756)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                     1,080,182      (322,665)      6,467,384       (6,615,858)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation                    11,841,123    (3,370,105)    749,106,647     (749,894,537)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                     2,133,898      (638,072)     62,327,461      (62,406,737)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                             0      (128,546)     14,055,074      (21,224,020)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                     1,200,310      (310,011)      7,927,547       (8,645,315)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                     1,907,222      (300,008)      6,380,702      (10,324,224)
   GOVERNMENT SECURITIES FUND
 Annuity contracts in
   accumulation                       262,179       (63,274)      2,444,070       (2,349,228)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                        21,411      (561,955)      4,861,685       (7,767,404)
   GROWTH FUND
 Annuity contracts in
   accumulation                        66,226      (371,290)      4,277,489       (8,197,683)
   VALUE FUND
 Annuity contracts in
   accumulation                     1,589,248      (912,322)     12,092,453      (16,269,830)
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                       132,843       (58,127)      1,043,081       (1,102,677)
   INCOME & GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                       972,656      (182,226)      3,002,853       (3,665,251)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                       426,602      (167,563)      2,747,405       (3,877,481)
 ALLIANCE FUNDS:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                       690,777      (202,992)        816,894         (871,741)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                  $(36,788,778)  $ (37,334,071) $   (46,577,775) $ (9,243,704)    $ (38,987,797)
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      (303,328)         77,987         (288,645)     (366,632)         (214,809)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                        16,027          69,502           49,522       (19,980)           49,165
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    (4,401,994)     (1,854,980)         245,317     2,100,297        (2,397,040)
AETNA LEGACY VP
Annuity contracts in
  accumulation                      (148,474)        473,877       (1,069,986)   (1,543,863)         (934,820)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                      (787,890)      2,001,969        1,619,703      (382,266)        7,300,862
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       (79,276)      1,228,137        1,651,001       422,864         1,839,414
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                    (7,168,946)     (3,777,303)        (128,319)    3,648,984        (3,648,508)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      (717,768)        383,845       (2,918,403)   (3,302,248)       (3,129,717)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    (3,943,522)     (5,765,131)     (10,536,743)   (4,771,612)       (7,107,920)
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        94,842            (259)        (124,367)     (124,108)          169,639
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    (2,905,719)     (8,539,095)     (18,304,491)   (9,765,396)      (13,211,659)
  GROWTH FUND
Annuity contracts in
  accumulation                    (3,920,194)     (9,043,771)     (18,837,689)   (9,793,918)      (14,019,176)
  VALUE FUND
Annuity contracts in
  accumulation                    (4,177,377)     (7,734,104)     (15,583,648)   (7,849,544)      (11,349,995)
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (59,596)       (159,674)        (321,590)     (161,916)         (146,796)
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (662,398)       (550,320)      (3,175,152)   (2,624,832)       (2,496,800)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                    (1,130,076)     (2,906,571)      (4,631,271)   (1,724,700)       (2,595,737)
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (54,847)         34,311       (1,296,388)   (1,330,699)         (897,761)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   PREMIER GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                  $    354,185  $    (87,980) $      604,172  $      (831,270)
   QUASAR PORTFOLIO
 Annuity contracts in
   accumulation                        17,973        (6,740)        407,648         (458,690)
 AMERICAN CENTURY VP FUNDS:
   BALANCED FUND
 Annuity contracts in
   accumulation                       147,073       (31,651)        555,347         (610,794)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                       390,807       (49,590)        809,213       (1,105,799)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                       109,907       (26,548)        618,082         (694,165)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                     1,917,273    (1,293,263)     16,943,140      (12,932,983)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                       411,071      (283,176)      5,372,572       (5,124,104)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                       459,610      (357,879)      6,818,548       (5,379,459)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                     2,603,114      (337,791)      6,273,583       (8,320,808)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                     2,007,286      (202,306)      3,858,005       (3,259,229)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                       301,310      (117,630)      6,309,600       (6,309,600)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                       445,726      (161,350)      2,460,106       (2,331,899)
   UTILITY FUND II
 Annuity contracts in
   accumulation                       579,989      (227,895)      4,087,446       (4,116,453)
 FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
   ASSET MANAGER PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       970,762      (215,889)      3,403,615       (3,849,530)
   CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     6,961,120    (2,342,906)     33,597,241      (40,800,127)
   EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                    11,925,239    (2,467,655)     53,521,422      (56,226,775)
   GROWTH PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                    13,676,127    (2,276,324)     21,128,365      (31,007,047)
   HIGH INCOME PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     5,820,989      (571,109)     16,342,490      (21,630,485)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                  $   (227,098)  $    (105,771) $    (1,317,002) $ (1,211,231)    $  (1,172,124)
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                       (51,042)          2,230           58,004        55,774            15,965
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       (55,447)        (44,225)        (231,063)     (186,838)         (126,863)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      (296,586)         23,975       (1,417,475)   (1,441,450)       (1,396,819)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       (76,083)       (217,606)        (409,510)     (191,904)         (184,628)
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                     4,010,157      10,746,749          595,621   (10,151,128)       (5,516,961)
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                       248,468       2,132,983       (1,189,443)   (3,322,426)       (2,946,063)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                     1,439,089       4,337,092       (5,127,605)   (9,464,697)       (7,923,877)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    (2,047,225)     (4,746,268)      (4,853,798)     (107,530)          110,568
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       598,776       2,439,119       (5,522,362)   (7,961,481)       (5,557,725)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                             0               0                0             0           183,680
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                       128,207         341,857          532,993       191,136           603,719
  UTILITY FUND II
Annuity contracts in
  accumulation                       (29,007)       (860,370)      (3,738,808)   (2,878,438)       (2,555,351)
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      (445,915)       (266,900)      (1,569,200)   (1,302,300)         (993,342)
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (7,202,886)     (4,148,405)     (30,484,831)  (26,336,426)      (28,921,098)
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (2,705,353)     12,117,982       (7,024,362)  (19,142,344)      (12,390,113)
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (9,878,682)    (21,859,750)     (63,420,858)  (41,561,108)      (40,039,987)
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (5,287,995)     (5,306,372)     (11,177,588)   (5,871,216)       (5,909,331)
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
   INDEX 500 PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                  $  1,402,323  $ (1,558,857) $   65,319,405  $   (75,356,934)
   INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                       198,718       (47,271)        913,059         (884,626)
   OVERSEAS PORTFOLIO -- INITIAL CLASS
 Annuity contracts in
   accumulation                     1,702,110      (145,617)      4,240,265       (5,298,626)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                             0    (2,163,717)    112,903,620     (215,885,251)
   BALANCED PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     6,376,693    (2,968,062)     20,193,366      (23,710,796)
   FLEXIBLE INCOME PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     1,269,158      (265,779)      6,289,940       (5,998,822)
   GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                       569,223    (2,672,433)     65,694,756      (94,749,332)
   WORLDWIDE GROWTH PORTFOLIO -- I SHARES
 Annuity contracts in
   accumulation                     1,798,896    (4,794,060)    128,754,688     (180,869,641)
 MFS-REGISTERED TRADEMARK- FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                        63,853       (23,976)      1,082,986       (1,030,750)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                     4,082,187    (1,069,865)      4,275,832       (4,280,271)
 MITCHELL HUTCHINS SERIES TRUST:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                       236,069       (10,015)        945,840       (1,177,364)
   SMALL CAP PORTFOLIO
 Annuity contracts in
   accumulation                             0        (1,968)        179,699         (240,390)
   TACTICAL ALLOCATION PORTFOLIO
 Annuity contracts in
   accumulation                     1,066,683      (181,353)      1,725,438       (2,176,044)
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation                     7,504,048      (597,444)     58,474,728     (101,406,088)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                     2,152,426      (191,905)      4,588,739       (5,649,340)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                       354,611      (855,039)      6,097,720       (7,156,428)
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation                     1,608,010      (340,357)      3,696,563       (3,751,698)
 -------------------------------------------------------------------------------------------

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                  $(10,037,529)  $  (5,006,883) $   (11,947,387) $ (6,940,504)    $ (17,134,567)
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                        28,433         135,182          188,210        53,028           232,908
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    (1,058,361)       (447,720)      (4,021,025)   (3,573,305)       (3,075,173)
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                  (102,981,631)    (87,927,298)     (88,352,754)     (425,456)     (105,570,804)
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    (3,517,430)     (4,667,881)     (19,587,400)  (14,919,519)      (15,028,318)
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                       291,118         221,880          212,865        (9,015)        1,285,482
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (29,054,576)    (39,758,620)     (77,845,173)  (38,086,553)      (69,244,339)
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (52,114,953)    (57,305,031)    (113,772,392)  (56,467,361)     (111,577,478)
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                        52,236          58,605           18,190       (40,415)           51,698
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                        (4,439)      4,094,999          396,235    (3,698,764)         (690,881)
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      (231,524)         30,611                0       (30,611)          (36,081)
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                       (60,691)        (31,643)               0        31,643           (31,016)
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                      (450,606)       (247,834)      (2,851,752)   (2,603,918)       (2,169,194)
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                   (42,931,360)    (17,023,622)      (1,098,487)   15,925,135       (20,099,621)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    (1,060,601)        167,134       (3,007,237)   (3,174,371)       (2,274,451)
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    (1,058,708)     (3,884,729)     (10,379,120)   (6,494,391)       (8,053,527)
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       (55,135)        145,482         (190,030)     (335,512)          877,006
---------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                                Valuation       Proceeds         Cost of
                                                  Period          from         Investments
 YEAR ENDED DECEMBER 31, 2001     Dividends     Deductions       Sales            Sold
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation                  $    214,362  $    (14,049) $      225,848  $      (271,872)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                             0       (27,769)        400,464         (475,010)
 PILGRIM VARIABLE FUNDS:
   GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                             0          (495)         43,605          (45,766)
   MAGNA CAP PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                         1,968        (1,467)         29,052          (30,707)
   MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                             0        (3,490)        997,104       (1,008,504)
   SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
 Annuity contracts in
   accumulation                         2,246        (5,564)        665,676         (785,588)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    13,575,938      (856,160)     10,458,902      (18,236,582)
   PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     7,195,393    (1,385,063)    108,410,165     (160,295,741)
   PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    17,141,681    (1,040,886)     12,539,275      (17,848,388)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                     8,604,172      (386,680)    141,291,844     (159,541,969)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
 Annuity contracts in
   accumulation                    15,614,636    (1,287,423)     17,749,888      (22,441,236)
 PRUDENTIAL JENNISON PORTFOLIO
 Annuity contracts in
   accumulation                             0        (1,106)        506,980         (518,886)
 SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                             1          (621)        683,900         (711,700)
 TOTAL VARIABLE ANNUITY ACCOUNT
   B                             $218,813,159  $(78,210,934) $2,444,944,910  $(3,030,846,267)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

                                                                                    Net             Net
                                     Net               Net Unrealized            Change in       Increase
                                  Realized              Gain (Loss)             Unrealized      (Decrease)
                                 Gain (Loss)   ------------------------------   Gain (Loss)    in Net Assets
                                     on        Beginning of         End             on        Resulting from
YEAR ENDED DECEMBER 31, 2001     Investments       Year           of Year       Investments     Operations
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                  $    (46,024)  $    (118,440) $      (404,575) $   (286,135)    $    (131,846)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                       (74,546)        240,727         (103,049)     (343,776)         (446,091)
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                        (2,161)              0              (54)          (54)           (2,710)
  MAGNA CAP PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                        (1,655)              0            6,282         6,282             5,128
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (11,400)              0           10,360        10,360            (4,530)
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                      (119,912)              0           26,260        26,260           (96,970)
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (7,777,680)    (10,163,046)     (37,194,148)  (27,031,102)      (22,089,004)
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (51,885,576)    (23,512,406)     (12,829,435)   10,682,971       (35,392,275)
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (5,309,113)     (8,619,374)     (40,743,842)  (32,124,468)      (21,332,786)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   (18,250,125)        680,506          360,046      (320,460)      (10,353,093)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    (4,691,348)     (3,849,578)     (26,636,909)  (22,787,331)      (13,151,466)
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                       (11,906)              0           20,719        20,719             7,707
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (27,800)              0              656           656           (27,764)
TOTAL VARIABLE ANNUITY ACCOUNT
  B                             $(585,901,357) $(650,455,465) $(1,079,975,654) $(429,520,189)   $(874,819,321)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 2001
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $     57,331   $    (214,747)  $   (2,028,011)     $ (1,458,785)     $   17,494,584  $   13,540,715
Annuity contracts in payment
  period                                                                                                    25,499         335,156
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                    9,113,021      (7,103,330)     (12,960,839)        1,130,931         170,506,936     152,717,924
Annuity contracts in payment
  period                                                                                                29,260,905      37,229,700
AETNA BOND VP
Annuity contracts in
  accumulation                    6,509,189         869,818          898,172        36,691,750          93,669,011     135,538,187
Annuity contracts in payment
  period                                                                                                 5,821,072       8,920,825
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      242,613        (147,526)      (1,743,663)       (2,051,275)         19,642,538      15,875,749
Annuity contracts in payment
  period                                                                                                 1,447,650       1,514,588
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                      293,859      (2,549,105)       1,291,730        (4,935,189)          5,898,705               0
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                      (22,012)       (420,664)       1,095,968       (10,485,646)        129,775,588     119,943,234
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                   (2,832,358)     (2,038,326)       1,793,609       (30,372,937)        333,832,965     300,382,953
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                   (2,345,173)       (434,775)       2,133,011       (14,428,668)        186,444,632     171,369,027
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                   (1,652,269)       (369,766)         564,872        (8,620,592)        141,763,690     131,685,935
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                   (1,309,240)       (219,903)         987,709        (4,985,289)         92,928,925      87,402,202
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                   (1,178,440)       (283,781)       1,098,645        (4,706,710)         79,871,616      74,801,330
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                   (1,749,150)       (112,344)        (668,196)       (2,701,829)         93,789,821      88,558,302
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                      549,879         127,113       (1,992,805)       81,075,629             584,846      80,344,662
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                      645,422         (51,667)      (3,590,542)      126,161,862                   0     123,165,075
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                      109,984         210,767        2,203,779       102,081,211                   0     104,605,741
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                      (66,562)            300          192,563        82,886,000                   0      83,012,301
AETNA GET FUND, SERIES Q
Annuity contracts in
  accumulation                       (1,059)            163              757         1,620,487                   0       1,620,348
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                   (3,421,173)   (113,876,325)     (55,992,671)      (91,273,079)        765,261,567     535,753,075
Annuity contracts in payment
  period                                                                                               162,948,133     127,893,377

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA GROWTH VP
Annuity contracts in
  accumulation                 $  7,586,438   $ (37,814,320)  $    7,848,570      $(10,534,849)     $   78,188,522  $   47,460,299
Annuity contracts in payment
  period                                                                                                 6,813,655       4,627,717
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                    7,044,685     (36,788,778)      (9,243,704)        1,954,479         217,699,546     181,854,675
Annuity contracts in payment
  period                                                                                                44,095,500      42,907,053
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                      455,151        (303,328)        (366,632)        2,695,562           6,733,274       9,214,027
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       53,118          16,027          (19,980)        1,263,589           1,097,872       2,410,626
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                      (95,343)     (4,401,994)       2,100,297           680,138           9,382,842       7,627,170
Annuity contracts in payment
  period                                                                                                   324,994         363,764
AETNA LEGACY VP
Annuity contracts in
  accumulation                      757,517        (148,474)      (1,543,863)       (1,909,739)         22,842,539      20,015,480
Annuity contracts in payment
  period                                                                                                 3,348,677       3,331,177
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    8,471,018        (787,890)        (382,266)       73,917,208         206,567,488     283,692,298
Annuity contracts in payment
  period                                                                                                 5,241,120       9,334,380
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    1,495,826         (79,276)         422,864        13,466,616          45,163,536      58,389,629
Annuity contracts in payment
  period                                                                                                 2,106,866       4,186,803
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                     (128,546)     (7,168,946)       3,648,984         5,560,799           9,832,599      11,744,890
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                      890,299        (717,768)      (3,302,248)        9,782,353          19,709,584      26,362,220
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                    1,607,214      (3,943,522)      (4,771,612)        4,629,631          25,248,912      22,655,949
Annuity contracts in payment
  period                                                                                                   738,219         852,893
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                      198,905          94,842         (124,108)        8,684,291             294,912       9,148,842
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                     (540,544)     (2,905,719)      (9,765,396)        6,246,089          46,632,179      38,679,045
Annuity contracts in payment
  period                                                                                                 3,190,959       4,178,523
  GROWTH FUND
Annuity contracts in
  accumulation                     (305,064)     (3,920,194)      (9,793,918)        4,519,235          36,220,507      26,700,689
Annuity contracts in payment
  period                                                                                                 1,036,422       1,056,299
  VALUE FUND
Annuity contracts in
  accumulation                      676,926      (4,177,377)      (7,849,544)       12,007,731          70,471,041      70,561,466
Annuity contracts in payment
  period                                                                                                 2,878,953       3,446,264

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                 $     74,716   $     (59,596)  $     (161,916)     $   (975,636)     $    4,887,859  $    3,765,427
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      790,430        (662,398)      (2,624,832)       (2,809,855)         16,586,009      11,279,354
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                      259,039      (1,130,076)      (1,724,700)       (2,543,425)         15,562,934      10,423,772
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      487,785         (54,847)      (1,330,699)       28,176,820             897,717      28,176,776
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      266,205        (227,098)      (1,211,231)        7,016,678           2,687,461       8,532,015
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                       11,233         (51,042)          55,774           811,867              82,470         910,302
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                      115,422         (55,447)        (186,838)         (514,673)          2,684,483       2,042,947
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                      341,217        (296,586)      (1,441,450)         (748,774)          4,904,674       2,759,081
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       83,359         (76,083)        (191,904)         (369,758)          2,513,732       1,959,346
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                      624,010       4,010,157      (10,151,128)      (13,876,471)        102,497,426      83,034,442
Annuity contracts in payment
  period                                                                                                    88,623         158,175
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                      127,895         248,468       (3,322,426)       (3,842,680)         24,223,008      17,415,666
Annuity contracts in payment
  period                                                                                                    41,239          59,838
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                      101,731       1,439,089       (9,464,697)       (4,910,965)         33,809,187      20,974,345
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    2,265,323      (2,047,225)        (107,530)       (5,657,520)         26,434,464      20,876,591
Annuity contracts in payment
  period                                                                                                    11,712          22,633
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    1,804,980         598,776       (7,961,481)       (3,523,772)         20,017,475      10,925,630
Annuity contracts in payment
  period                                                                                                    39,851          50,199
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      183,680               0                0           (75,384)          8,703,425       8,811,721
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      284,376         128,207          191,136           (35,167)         11,133,403      11,701,955

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  UTILITY FUND II
Annuity contracts in
  accumulation                 $    352,094   $     (29,007)  $   (2,878,438)     $ (3,565,172)     $   19,310,088  $   13,189,192
Annuity contracts in payment
  period                                                                                                    40,502          40,875
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    5,249,880      (5,287,995)      (5,871,216)        2,182,805          17,820,958      14,094,432
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                     (156,534)    (10,037,529)      (6,940,504)      (25,829,941)        216,963,354     173,998,846
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      754,873        (445,915)      (1,302,300)        5,987,428         188,024,984     193,019,070
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    4,618,214      (7,202,886)     (26,336,426)      (13,370,131)        209,609,983     167,318,754
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    9,457,584      (2,705,353)     (19,142,344)        6,263,146          44,851,961      38,455,260
Annuity contracts in payment
  period                                                                                                   659,872         929,606
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      151,447          28,433           53,028       (32,499,293)        133,049,029     100,782,644
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,556,493      (1,058,361)      (3,573,305)        2,458,909           3,699,966       3,083,702
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   11,399,803      (9,878,682)     (41,561,108)       35,503,221          14,451,215       9,914,449
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,163,717)   (102,981,631)        (425,456)      (27,084,902)        274,462,060     141,806,354
  BALANCED PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    3,408,631      (3,517,430)     (14,919,519)       11,125,134         244,144,219     240,241,035
  FLEXIBLE INCOME PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                    1,003,379         291,118           (9,015)        3,925,181          18,729,553      23,940,216
  GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,103,210)    (29,054,576)     (38,086,553)      (21,629,929)        253,461,282     165,825,143
Annuity contracts in payment
  period                                                                                                14,191,697      10,953,568
  WORLDWIDE GROWTH PORTFOLIO -- I SHARES
Annuity contracts in
  accumulation                   (2,995,164)    (52,114,953)     (56,467,361)      (40,889,293)        467,731,442     319,679,090
Annuity contracts in payment
  period                                                                                                16,131,186      11,716,767
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       39,877          52,236          (40,415)          153,415           1,537,291       1,742,404
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    3,012,322          (4,439)      (3,698,764)       31,202,325          63,398,107      93,909,551
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                      226,054        (231,524)         (30,611)         (914,157)            950,238               0

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                 $     (1,968)  $     (60,691)  $       31,643      $   (177,731)     $      208,747  $            0
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                      885,330        (450,606)      (2,603,918)        3,994,345          12,509,283      14,334,434
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                    6,906,604     (42,931,360)      15,925,135         3,496,997          55,317,044      39,285,820
Annuity contracts in payment
  period                                                                                                 1,734,978       1,163,578
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,960,521      (1,060,601)      (3,174,371)        1,417,786          17,259,574      16,402,909
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                     (500,428)     (1,058,708)      (6,494,391)        6,109,792          66,668,968      62,764,050
Annuity contracts in payment
  period                                                                                                   983,453       2,944,636
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,267,653         (55,135)        (335,512)        4,680,276          22,834,845      28,186,645
Annuity contracts in payment
  period                                                                                                   499,690         705,172
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                      200,313         (46,024)        (286,135)         (211,449)          1,255,139         911,844
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                      (27,769)        (74,546)        (343,776)         (351,677)          2,800,522       2,002,754
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                         (495)         (2,161)             (54)          144,161                   0         141,451
  MAGNA CAP PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                          501          (1,655)           6,282           425,382                   0         430,510
  MID CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (3,490)        (11,400)          10,360           869,213                   0         864,683
  SMALL CAP OPPORTUNITIES PORTFOLIO -- CLASS S
Annuity contracts in
  accumulation                       (3,318)       (119,912)          26,260         1,377,039                   0       1,280,069
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   12,719,778      (7,777,680)     (27,031,102)        6,687,762          74,490,975      58,410,271
Annuity contracts in payment
  period                                                                                                 3,742,395       4,421,857
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    5,810,330     (51,885,576)      10,682,971        (9,757,019)        134,260,645      89,074,576
Annuity contracts in payment
  period                                                                                                 2,424,002       2,460,777
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                   16,100,795      (5,309,113)     (32,124,468)       (7,183,612)         97,910,276      69,393,878
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    8,217,492     (18,250,125)        (320,460)        2,522,566          37,459,265      29,651,417
Annuity contracts in payment
  period                                                                                                   820,408         797,729

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

YEAR ENDED DECEMBER 31, 2001
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                 $ 14,327,213   $  (4,691,348)  $  (22,787,331)     $(10,683,369)     $  111,737,190  $   87,329,290
Annuity contracts in payment
  period                                                                                                 1,492,696       2,065,761
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                       (1,106)        (11,906)          20,719           715,846                   0         723,553
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                         (620)        (27,800)             656            87,050                   0          59,286
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $140,602,225   $(585,901,357)  $ (429,520,189)     $321,894,393      $6,324,265,635  $5,771,340,707

(1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
(2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust Fund.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                                    Net                Net
                                                   Net           Change in     Increase (Decrease)            Net Assets
                                    Net          Realized       Unrealized        in Net Assets               ----------
                                Investment     Gain (Loss)      Gain (Loss)         from Unit         Beginning          End
                               Income (Loss)  on Investments  on Investments      Transactions         of Year         of Year
AETNA ASCENT VP
Annuity contracts in
  accumulation                 $    (19,986)   $     80,904   $      (395,465)    $  (2,126,497)    $   19,981,127  $   17,494,584
Annuity contracts in payment
  period                                                                                                         0          25,499
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                   25,438,446       4,392,299       (33,376,108)       (3,685,639)       180,920,898     170,506,936
Annuity contracts in payment
  period                                                                                                26,077,945      29,260,905
AETNA BOND VP
Annuity contracts in
  accumulation                    4,302,985      (3,926,075)        7,191,021        (7,130,690)        93,390,139      93,669,011
Annuity contracts in payment
  period                                                                                                 5,662,703       5,821,072
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                      120,571         150,209          (451,841)       (3,675,149)        23,405,948      19,642,538
Annuity contracts in payment
  period                                                                                                 1,540,450       1,447,650
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                    1,335,752         108,141        (2,078,587)         (591,069)         7,124,468       5,898,705
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                    5,467,967       1,618,863       (15,094,126)      (38,850,045)       176,632,929     129,775,588
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                    8,639,502       8,869,525       (39,559,697)      (25,814,741)       381,698,376     333,832,965
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                    1,309,580        (876,702)      (10,027,839)      (15,815,466)       211,855,059     186,444,632
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      739,272       2,185,186        (3,461,611)      140,573,888          1,726,955     141,763,690
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                      275,200        (694,416)       (1,839,216)       95,187,357                  0      92,928,925
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                      176,931        (484,516)       (2,762,925)       82,942,126                  0      79,871,616
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                       77,450          (6,354)         (937,549)       94,656,274                  0      93,789,821
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                          211              (7)              194           584,448                  0         584,846
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                  105,139,609     (62,524,949)     (172,388,883)     (115,312,686)       980,638,280     765,261,567
Annuity contracts in payment
  period                                                                                               192,658,329     162,948,133
AETNA GROWTH VP
Annuity contracts in
  accumulation                      461,767       6,743,912       (19,879,627)       26,673,488         66,260,594      78,188,522
Annuity contracts in payment
  period                                                                                                 4,742,043       6,813,655
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                         (962)        (25,592)           16,080          (235,208)           245,682               0
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                   28,381,224       4,674,934       (61,091,320)       50,756,181        198,210,089     217,699,546
Annuity contracts in payment
  period                                                                                                40,863,938      44,095,500

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                 $     (4,927)   $     73,276   $       120,220     $   5,677,943     $      866,762  $    6,733,274
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                       (7,596)        106,384           (26,790)          114,561            911,313       1,097,872
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                    1,596,233      (1,644,967)       (2,185,425)        7,402,219          4,434,269       9,382,842
Annuity contracts in payment
  period                                                                                                   105,507         324,994
AETNA LEGACY VP
Annuity contracts in
  accumulation                      168,261         284,243           512,081        (4,343,073)        26,597,646      22,842,539
Annuity contracts in payment
  period                                                                                                 2,972,058       3,348,677
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                    6,549,004       3,555,570           236,421       (14,305,266)       214,710,443     206,567,488
Annuity contracts in payment
  period                                                                                                 1,062,436       5,241,120
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                      (13,273)        253,381           181,523        (2,361,351)         1,925,817               0
Annuity contracts in payment
  period                                                                                                    13,903               0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                    2,067,862       2,636,272        (5,013,959)       21,990,505         25,125,952      45,163,536
Annuity contracts in payment
  period                                                                                                   463,770       2,106,866
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                      (51,699)     (1,245,161)       (3,777,303)       14,906,762                  0       9,832,599
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                    2,255,445       1,506,660        (2,438,845)        1,467,498         16,918,826      19,709,584
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                      479,698       2,920,558        (7,876,908)       20,492,644          9,923,942      25,248,912
Annuity contracts in payment
  period                                                                                                    47,197         738,219
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                        1,562               0              (259)          293,609                  0         294,912
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                    1,050,543       2,282,076       (12,286,042)       35,286,376         22,700,889      46,632,179
Annuity contracts in payment
  period                                                                                                   789,296       3,190,959
  GROWTH FUND
Annuity contracts in
  accumulation                      843,700         823,540       (11,755,732)       28,414,358         18,608,980      36,220,507
Annuity contracts in payment
  period                                                                                                   322,083       1,036,422
  VALUE FUND
Annuity contracts in
  accumulation                    2,510,869      (2,319,506)      (12,406,102)       43,738,065         40,884,392      70,471,041
Annuity contracts in payment
  period                                                                                                   942,276       2,878,953
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      423,844       1,720,600        (2,328,441)       (1,141,945)         6,213,801       4,887,859
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    3,768,859       4,541,175        (8,720,878)       (2,090,817)        19,087,670      16,586,009

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                 $  1,813,579    $ 10,683,320   $   (17,950,996)    $  (4,095,310)    $   25,112,341  $   15,562,934
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       (1,396)            (30)           34,311           864,832                  0         897,717
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       (3,883)           (218)         (105,771)        2,797,333                  0       2,687,461
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                         (126)           (160)            2,230            80,526                  0          82,470
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                       92,716         (48,893)         (158,120)         (653,587)         3,452,367       2,684,483
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                       45,347       2,194,431        (3,396,853)       (1,437,282)         7,499,031       4,904,674
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                       89,491         169,525          (225,816)         (108,598)         2,589,130       2,513,732
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                    2,701,430      10,076,833       (12,544,414)      (22,814,712)       125,105,874     102,497,426
Annuity contracts in payment
  period                                                                                                    61,038          88,623
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                     (103,182)      1,436,428        (4,849,921)       (2,611,778)        30,384,515      24,223,008
Annuity contracts in payment
  period                                                                                                     8,185          41,239
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                    2,726,135       6,275,415       (18,445,402)       (3,424,589)        46,677,628      33,809,187
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                    3,013,120      (2,605,984)       (3,978,186)      (11,789,080)        41,788,490      26,434,464
Annuity contracts in payment
  period                                                                                                    17,816          11,712
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                    4,109,759       2,498,090       (13,249,893)       (2,226,299)        28,925,669      20,017,475
Annuity contracts in payment
  period                                                                                                         0          39,851
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                      365,832               0                 0          (319,878)         8,657,471       8,703,425
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                      469,048         135,842           413,546        (2,699,444)        12,814,411      11,133,403
Annuity contracts in payment
  period                                                                                                         0               0
  UTILITY FUND II
Annuity contracts in
  accumulation                      911,360       1,515,798        (4,760,899)       (4,874,174)        26,498,835      19,310,088
Annuity contracts in payment
  period                                                                                                    59,670          40,502
FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS FUNDS:
  ASSET MANAGER PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,951,140        (838,650)       (2,164,125)       (2,646,869)        21,519,462      17,820,958

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                 $ 26,811,924    $ 15,477,353   $   (60,966,810)    $     642,863     $  234,998,024  $  216,963,354
  EQUITY-INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   12,572,852       4,766,327        (5,706,151)      (15,362,952)       191,754,908     188,024,984
  GROWTH PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                   20,362,665      39,333,103       (89,518,485)       30,450,179        208,982,521     209,609,983
  HIGH INCOME PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    3,282,958     (14,490,509)       (2,699,682)       (3,275,558)        61,938,947      44,851,961
Annuity contracts in payment
  period                                                                                                   755,677         659,872
  INDEX 500 PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      230,575      21,564,283       (37,907,339)      (21,306,125)       170,467,635     133,049,029
  INVESTMENT GRADE BOND PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                      227,469          55,842            60,079          (763,474)         4,120,050       3,699,966
  OVERSEAS PORTFOLIO -- INITIAL CLASS
Annuity contracts in
  accumulation                    1,761,141        (222,759)       (5,262,586)       (1,913,521)        20,088,940      14,451,215
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   37,118,795      13,188,174      (188,064,913)      137,555,004        274,665,000     274,462,060
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                   23,070,386      13,307,928       (44,850,054)       67,292,044        185,323,915     244,144,219
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                      800,449      (1,139,350)        1,221,110        (1,735,067)        19,582,411      18,729,553
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   20,248,007      26,376,109       (96,637,106)       94,745,263        213,572,309     253,461,282
Annuity contracts in payment
  period                                                                                                 9,348,397      14,191,697
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                   38,890,587     103,517,579      (240,800,959)      100,536,442        470,413,281     467,731,442
Annuity contracts in payment
  period                                                                                                11,305,698      16,131,186
LEXINGTON FUNDS:
  EMERGING MARKETS FUND
Annuity contracts in
  accumulation                      (29,359)       (208,854)         (697,511)         (383,164)         2,574,027       1,255,139
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                      (23,479)       (280,181)          734,872          (799,653)         3,168,963       2,800,522
MFS-REGISTERED TRADEMARK- FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                       54,979        (117,141)          110,630          (154,591)         1,643,414       1,537,291
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    1,769,334       3,584,670         2,244,191         5,010,468         50,789,444      63,398,107
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                       52,069         (60,119)          (43,491)          191,823            809,956         950,238

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - December 31, 2001 (continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

YEAR ENDED DECEMBER 31, 2000
                                                              Net                Net
                                              Net             Change in        Increase (Decrease)      Net Assets
                               Net            Realized        Unrealized       in Net Assets            ----------
                               Investment     Gain (Loss)     Gain (Loss)      from Unit            Beginning       End
                               Income (Loss)  on Investments  on Investments   Transactions         of Year         of Year
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                 $     42,933    $     21,129   $       (41,112)    $      13,275     $      172,522  $      208,747
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                       49,580        (146,643)         (283,303)        5,525,454          7,364,195      12,509,283
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                      913,764      10,300,064       (25,312,397)       40,219,243         29,291,524      55,317,044
Annuity contracts in payment
  period                                                                                                 1,639,824       1,734,978
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                    1,710,952         438,818        (2,145,627)        7,741,683          9,513,748      17,259,574
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                    2,421,957       1,662,650       (11,373,240)       18,574,761         56,214,303      66,668,968
Annuity contracts in payment
  period                                                                                                   151,990         983,453
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                    1,407,974      (1,289,825)          158,172         3,260,148         19,569,256      22,834,845
Annuity contracts in payment
  period                                                                                                   228,810         499,690
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO -- I CLASS (1)
Annuity contracts in
  accumulation                    9,624,642      10,380,017       (74,522,115)       77,813,035         53,173,898      74,490,975
Annuity contracts in payment
  period                                                                                                 1,763,893       3,742,395
  PPI MFS EMERGING EQUITIES PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                     (398,687)     29,823,579       (49,886,417)      (26,097,535)       181,712,440     134,260,645
Annuity contracts in payment
  period                                                                                                 1,531,267       2,424,002
  PPI MFS RESEARCH GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    6,487,565      22,426,562       (25,633,388)       (7,907,361)       102,536,898      97,910,276
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    3,513,499      (8,389,934)       (2,960,925)       10,664,760         35,328,550      37,459,265
Annuity contracts in payment
  period                                                                                                   123,723         820,408
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO -- I CLASS
Annuity contracts in
  accumulation                    8,778,480      34,445,191       (44,649,659)      (12,137,687)       126,069,747     111,737,190
Annuity contracts in payment
  period                                                                                                   723,814       1,492,696
TOTAL VARIABLE ANNUITY
  ACCOUNT B                    $443,418,285    $331,595,273   $(1,510,718,463)    $ 886,119,508     $6,173,851,032  $6,324,265,635

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

                         REPORT OF INDEPENDENT AUDITORS

To the Contractowners of Aetna Life Insurance and
Annuity Company Variable Annuity Account B and the
Board of Directors and Shareholder of Aetna Life Insurance and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the eighty-five funds of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the Account), referred to in Note 1, as of December 31, 2001, and the related statement of operations, changes in net assets and condensed financial information for the year then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audit. The statement of changes in net assets for the year ended December 31, 2000, was audited by other auditors whose report dated February 2, 2001, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the eighty-five funds of Aetna Life Insurance and Annuity Company Variable Annuity Account B, referred to in Note 1, as of December 31, 2001, and the results of their operations, changes in their net assets and condensed financial information for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                   [ERNST & YOUNG LLP SIGNATURE]
Hartford, Connecticut
February 8, 2002

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (FORMERLY KNOWN AS AETNA LIFE INSURANCE AND ANNUITY COMPANY, A WHOLLY-OWNED
                 SUBSIDIARY OF AETNA RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Report of Independent Auditors....................   F-2

Consolidated Financial Statements:

    Consolidated Statements of Income for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-4

    Consolidated Balance Sheets as of
       December 31, 2001 and 2000.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the Year-ended
       December 31, 2001, One Month Ended
       December 31, 2000, the Eleven Months Ended
       November 30, 2000 and for the Year-ended
       December 31, 1999..........................   F-6

    Consolidated Statements of Cash Flows for the
       Year-ended December 31, 2001, One Month
       Ended December 31, 2000, the Eleven Months
       Ended November 30, 2000 and for the
       Year-ended December 31, 1999...............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries (formerly Aetna Life Insurance and Annuity Company and Subsidiaries and hereafter referred to as the Company) as of December 31, 2001, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for the then year ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and Subsidiaries at December 31, 2001, and the consolidated results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1, the Company adopted Financial Accounting Standards (FAS) No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, and FAS No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES.

                                                /s/ Ernst & Young LLP

Hartford, Connecticut
January 31, 2002

                         REPORT OF INDEPENDENT AUDITORS

The Shareholder and Board of Directors
ING Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheet of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, as of December 31, 2000, and the related consolidated statements of income, changes in shareholder's equity and cash flows for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 and the year ended December 31, 1999 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 2000, and the results of their operations and their cash flows for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, and the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

ITEM 1.  FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven months
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Revenue:
  Premiums                        $  114.2         $ 16.5       $  137.7       $  107.5
  Charges assessed against
    policyholders                    381.3           36.4          424.6          388.3
  Net investment income              888.4           78.6          833.8          886.3
  Net realized capital
    (losses) gains                   (21.0)           1.8          (37.2)         (21.5)
  Other income                       172.1           13.4          148.7          129.7
                                  --------         ------       --------       --------
      Total revenue                1,535.0          146.7        1,507.6        1,490.3
Benefits and expenses:
  Current and future benefits        729.6           68.9          726.7          746.2
  Operating expenses:
    Salaries and related
      benefits                       181.0           29.9          187.5          153.0
    Restructing charge                29.2             --             --             --
    Other                            234.0           19.2          227.1          213.7
  Amortization of deferred
    policy acquisition costs
    and value of business
    acquired                         112.0           10.2          116.7          104.9
  Amortization of goodwill            61.9             --             --             --
                                  --------         ------       --------       --------
      Total benefits and
        expenses                   1,347.7          128.2        1,258.0        1,217.8
Income from continuing
  operations before income
  taxes                              187.3           18.5          249.6          272.5
Income taxes                          87.4            5.9           78.1           90.6
                                  --------         ------       --------       --------
Income from continuing
  operations                          99.9           12.6          171.5          181.9
Discontinued operations, net
  of tax:
  Income from operations                --             --            5.7            5.7
                                  --------         ------       --------       --------
Net income                        $   99.9         $ 12.6       $  177.2       $  187.6
                                  ========         ======       ========       ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (millions, except share data)

                                           December 31,     December 31,
                                               2001             2000
                                          ---------------  ---------------
                 ASSETS
Investments:
  Debt securities available for sale, at
    fair value (amortized cost:
    $13,249.2 and $11,120.0)                 $13,539.9        $11,244.7
  Equity securities, at fair value:
    Nonredeemable preferred stock (cost:
      $27.0 and $109.0)                           24.6            100.7
    Investment in affiliated mutual
      funds (cost: $22.9 and $9.6)                25.0             12.7
    Common stock (cost: $2.3 and $2.2)             0.7              3.5
  Short-term investments                          31.7            109.4
  Mortgage loans                                 241.3              4.6
  Policy loans                                   329.0            339.3
  Other investments                               18.2             13.4
  Securities pledged to creditors
    (amortized cost: $466.9 and $126.8)          467.2            129.0
                                             ---------        ---------
        Total investments                     14,677.6         11,957.3
Cash and cash equivalents                         82.0            796.3
Short-term investments under securities
  loan agreement                                 488.8            131.8
Accrued investment income                        160.9            147.2
Premiums due and other receivables                21.5             82.9
Reciprocal loan with affiliate                   191.1               --
Reinsurance recoverable                        2,990.7          3,005.8
Current income taxes                                --             40.6
Deferred policy acquisition costs                121.3             12.3
Value of business acquired                     1,601.8          1,780.9
Goodwill                                       2,412.1          2,297.4
Other assets                                     194.3            154.7
Separate Accounts assets                      32,663.1         36,745.8
                                             ---------        ---------
        Total assets                         $55,605.2        $57,153.0
                                             =========        =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
  Future policy benefits                     $ 3,996.8        $ 3,977.7
  Unpaid claims and claim expenses                28.8             29.6
  Policyholders' funds left with the
    Company                                   12,135.8         11,125.6
                                             ---------        ---------
        Total insurance reserve
          liabilities                         16,161.4         15,132.9
  Payables under securities loan
    agreement                                    488.8            131.8
  Current income taxes                            59.2               --
  Deferred income taxes                          153.7            248.0
  Other liabilities                            1,624.7            549.9
  Separate Accounts liabilities               32,663.1         36,745.8
                                             ---------        ---------
        Total liabilities                     51,150.9         52,808.4
                                             ---------        ---------
Shareholder's equity:
  Common stock, par value $50 (100,000
    shares authorized; 55,000 shares
    issued and outstanding)                        2.8              2.8
  Paid-in capital                              4,292.4          4,303.8
  Accumulated other comprehensive gain            46.6             25.4
  Retained earnings                              112.5             12.6
                                             ---------        ---------
        Total shareholder's equity             4,454.3          4,344.6
                                             ---------        ---------
          Total liabilities and
            shareholder's equity             $55,605.2        $57,153.0
                                             =========        =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (millions)

                                                                     Preacquisition
                                                              ----------------------------
                                                 One month    Eleven month
                                 Year-ended        ended          ended       Year-ended
                                December 31,   December 31,   November 30,   December 31,
                                    2001           2000           2000           1999
                                -------------  -------------  -------------  -------------
Shareholder's equity,
  beginning of period             $4,344.6        $4,313.4      $1,385.7       $1,394.5

Comprehensive income:
  Net income                          99.9            12.6         177.2          187.6
  Other comprehensive income
    (loss), net of tax:
      Unrealized gains
      (losses) on securities
      ($32.5, $28.7, $79.4 and
      ($230.2) pretax) (1)            21.2            18.6          51.6         (149.6)
                                  --------        --------      --------       --------
Total comprehensive income           121.1            31.2         228.8           38.0
                                  --------        --------      --------       --------

Capital contributions:
  Cash                                  --              --          73.5             --
  Assets                                --              --          56.0             --
                                  --------        --------      --------       --------
Total capital contributions             --              --         129.5             --
                                  --------        --------      --------       --------

Return of capital                    (11.3)             --            --             --

Other changes                         (0.1)             --           0.8            2.9

Common stock dividends                  --              --         (10.1)         (49.7)

Adjustment for purchase
  accounting                            --              --       2,578.7             --
                                  --------        --------      --------       --------

Shareholder's equity, end of
  period                          $4,454.3        $4,344.6      $4,313.4       $1,385.7
                                  ========        ========      ========       ========

(1)  Net of reclassification adjustments.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
  (Formerly known as Aetna Life Insurance and Annuity Company, a wholly-owned subsidiary of Aetna Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (millions)

                                                                          Preacquisition
                                                                  ------------------------------
                                                    One month     Eleven months
                                  Year-ended          ended           ended        Year-ended
                                 December 31,     December 31,    November 30,    December 31,
                                     2001             2000            2000            1999
                                ---------------  ---------------  -------------  ---------------
Cash Flows from Operating
  Activities:
Net income                         $    99.9         $  12.6        $   177.2       $   187.6
Adjustments to reconcile net
  income to net cash (used
  for) provided by operating
  activities:
  Net accretion of discount on
    investments                         (1.2)           (2.7)           (32.6)          (26.5)
  Amortization of deferred
    gain on sale                          --              --             (5.7)           (5.7)
  Net realized capital losses
    (gains)                             21.0            (1.8)            37.2            21.5
  Changes in assets and
    liabilities:
    (Increase) decrease in
       accrued investment
       income                          (13.7)            6.6             (3.1)            0.9
    (Increase) decrease in
       premiums due and other
       receivables                     (95.6)           31.1            (23.7)           23.3
    Decrease (increase) in
       policy loans                     10.3             0.1            (25.4)          (21.8)
    Increase in deferred
       policy acquisition
       costs                          (121.3)          (12.2)          (136.6)         (153.3)
    Decrease in value of
       business acquired                13.9              --               --              --
    Goodwill amortization               61.8              --               --              --
    Net increase (decrease) in
       universal life account
       balances                         17.6            (3.8)            23.8            55.7
    (Decrease) increase in
       other insurance reserve
       liabilities                    (136.3)           (5.3)            85.6           (28.6)
    (Decrease) increase in
       other liabilities and
       other assets                    (67.9)          103.9            (75.2)          (42.5)
    Increase (decrease) in
       income taxes                     89.5           (14.3)            23.1          (259.8)
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by operating activities             (122.0)          114.2             44.6          (249.2)
                                   ---------         -------        ---------       ---------
Cash Flows from Investing
  Activities:
  Proceeds from sales of:
    Debt securities available
       for sale                     14,216.7           233.0         10,083.2         5,890.1
    Equity securities                    4.4             1.5            118.4           111.2
    Mortgage loans                       5.2             0.1              2.1             6.1
  Investment maturities and
    collections of:
    Debt securities available
       for sale                      1,121.8            53.7            573.1         1,216.5
    Short-term investments           7,087.3             0.4             59.9            80.6
  Cost of investment purchases
    in:
    Debt securities available
       for sale                    (16,489.8)         (230.7)       (10,505.5)       (7,099.7)
    Equity securities                  (50.0)          (27.8)           (17.6)          (13.0)
    Mortgages debt securities         (242.0)             --               --              --
    Short-term investments          (6,991.1)          (10.0)          (113.1)         (106.0)
  (Increase) decrease in
    property and equipment               7.4             1.9              5.4            (5.7)
  Other, net                            (4.7)            0.3             (4.0)            3.7
                                   ---------         -------        ---------       ---------
Net cash (used for) provided
  by investing activities           (1,334.8)           22.4            201.9            83.8
                                   ---------         -------        ---------       ---------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                        1,941.5           164.2          1,529.7         2,040.2
  Withdrawals of investment
    contracts                       (1,082.7)         (156.3)        (1,832.6)       (1,680.8)
  Capital contribution from
    HOLDCO                                --              --             73.5              --
  Return of capital                    (11.3)             --               --              --
  Dividends paid to
    Shareholder                           --              --            (10.1)         (255.7)
  Other, net                          (105.0)          (73.6)            22.0           126.7
                                   ---------         -------        ---------       ---------
Net cash provided by (used
  for) financing activities            742.5           (65.7)          (217.5)          230.4
                                   ---------         -------        ---------       ---------
Net (decrease) increase in
  cash and cash equivalents           (714.3)           70.9             29.0            65.0
Effect of exchange rate
  changes on cash and cash
  equivalents                             --              --              2.0              --
Cash and cash equivalents,
  beginning of period                  796.3           725.4            694.4           629.4
                                   ---------         -------        ---------       ---------
Cash and cash equivalents, end
  of period                        $    82.0         $ 796.3        $   725.4       $   694.4
                                   =========         =======        =========       =========
Supplemental cash flow
  information:
  Income taxes (received)
    paid, net                      $   (12.3)        $  20.3        $    39.9       $   316.9
                                   =========         =======        =========       =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    ING Life Insurance and Annuity Company ("ILIAC"), formerly known as Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services and investment management services in the United States. The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations (refer to Note 3).

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain ARSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly have been excluded from the pre-acquisition Consolidated Statement of Cash Flow for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill was being amortized over a period of 40 years.

    The allocation of the purchase price to assets and liabilities has been subjected to further refinement throughout 2001 as additional information has become available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations are as follows:

       The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

       The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

       The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

       The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

       The Company adjusted its reserve for policyholders' funds left with the company in order to conform its accounting policies with those of ING;

       The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

       The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but are no longer providing a benefit to the Company's operations, was warranted; and

       The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000 and for the year-ended December 31, 1999, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million and $123.5 million, respectively. The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Worksite Products segment includes annuity contracts that offer a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, nonqualified annuity contracts, and mutual funds. Annuity contracts may be deferred or immediate ("payout annuities"). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including mutual funds (both ILIAC and nonaffiliated mutual funds), variable and fixed investment options. Worksite products also include investment advisory services and pension plan administrative services.

    The Individual Products segment includes both deferred and immediate annuity contracts, which may be qualified or nonqualified, that are sold to individuals. These contracts also offer a choice of fixed or variable investment options, including both ILIAC and nonaffiliated mutual funds.

    Investment Management Services provides: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable

    Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations include universal life, variable universal life, traditional whole life and term insurance.

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ILIAC is a wholly-owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly- owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is ultimately owned by ING Groep N.V. (ING). HOLDCO contributed AIS to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999 (refer to Note 2).

    The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The contributions of AIS and IA Holdco to the Company were accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of both companies.

    Certain reclassifications have been made to 2000 and 1999 financial information to conform to the 2001 presentation.

    NEW ACCOUNTING STANDARD

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activites -- Deferral of the Effective Date of FASB Statement No. 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 5).

    The Company utilizes options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the its overall risk management program. (Refer to Note 5). Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At December 31, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument (refer to Note 5).

    FUTURE ACCOUNTING STANDARD

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In July 2001, the FASB issued FAS No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

    The Company will apply the new rules on the accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value.

    Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the accompanying consolidated statements of operations. Premiums and discounts are amortized/ accrued utilizing the scientific interest method which results in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage-related securities incorporates a prepayment assumption to estimate the securities expected lives.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses on the sale of invested assets) and other risks, subject to, among other things, principal and interest guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in policyholders' funds left with the Company. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of debt and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                            Gross       Gross
December 31, 2001                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $466.9       $1.1        $0.8      $467.2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

                                                            Gross       Gross
December 31, 2000                              Amortized  Unrealized  Unrealized    Fair
(Millions)                                       Cost       Gains       Losses     Value
------------------------------------------------------------------------------------------
Debt securities                                 $124.5       $5.3        $3.1      $126.7
Short-term investments                             2.3         --          --         2.3
------------------------------------------------------------------------------------------
Total securities pledged to creditors           $126.8       $5.3        $3.1      $129.0
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

    Total securities pledged to creditors at December 31, 2001 consisted entirely of debt securities.

    Dollar rolls and reverse repurchase agreement transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The investment in affiliated mutual funds represents an investment in funds managed by Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of HOLDCO. Funds managed by ILIAC and subadvised by outside investment advisers, and funds managed by ING Pilgrim Investments, LLC, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less a valuation allowance. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses (Refer to Note 5).

    On occasion, the Company sells call options written on underlying securities which are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    GOODWILL

    Goodwill, which represents the excess of cost over the fair value of net assets acquired, was amortized on a straight-line basis over 40 years. Refer to "Future Accounting Standard" within Note 1 for related information regarding the accounting for goodwill.

    DEFERRED POLICY ACQUISITION COSTS

    Certain costs of acquiring certain insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For certain annuity and pension contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 30 years for annuity and pension contracts).

    Periodically, modifications may be made to deferred annuity contract features, such as shortening the surrender charge period, waiving the surrender charge, or changing the mortality and expense fees. Unamortized deferred policy acquisition costs associated with these modified contracts are not written off, but rather, continue to be associated with the original block of business to which these costs were previously recorded. Such costs are amortized based on revised estimates of expected gross profits based upon the contract after the modification.

    Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    VALUE OF BUSINESS ACQUIRED

    VOBA is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts). VOBA is written off to the extent that it is determined that gross profits are not adequate to recover the asset.

    Activity for the year-ended December 31, 2001 within VOBA was as follows:

(Millions)
--------------------------------------------------------
Balance at December 31, 2000                   $ 1,780.9
Adjustment of allocation of purchase price        (165.3)
Additions                                           90.0
Interest accrued at 7%                             110.0
Amortization                                      (213.8)
--------------------------------------------------------
Balance at December 31,2001                    $ 1,601.8
--------------------------------------------------------
--------------------------------------------------------

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $81.1 million, $95.5 million, $103.3 million, $96.6 million and $89.5 million for the years 2002, 2003, 2004, 2005 and 2006, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    INSURANCE RESERVE LIABILITIES

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 14.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

    SEPARATE ACCOUNTS

    Separate Accounts assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Accounts assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Accounts assets are carried at fair value. At December 31, 2001 and 2000, unrealized gains of $10.8 million and of $9.5 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Accounts liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 14.0% in 2001 and 3.8% to 14.0% in 2000.

    Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets. Of the reinsurance recoverable on the Consolidated Balance Sheets, $3.0 billion at both December 31, 2001 and 2000 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business (refer to Note 3).

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  RECENT DEVELOPMENTS

    CONTRIBUTIONS OF AIS AND IA HOLDCO FROM HOLDCO

    On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is acting as underwriter for ILIAC's manufactured products, as well as the sale of fixed and variable annuities and mutual funds through its registered representatives.

    On July 1, 1999, HOLDCO contributed IA Holdco to the Company. The primary operating subsidiary of IA Holdco is Aeltus which has two wholly-owned operating subsidiaries: Aeltus Capital, Inc. ("ACI"), a broker dealer, and Aeltus Trust Company ("ATC"), a limited purpose banking entity. Aeltus is a registered investment advisor under the Investment Advisers Act of 1940 and provides investment advisory services to institutional and retail clients on a fee-for-service basis. In addition, Aeltus, through its ACI subsidiary, serves as underwriter to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.),and provides distribution services for other Company products. Aeltus' ATC subsidiary provides trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian (refer to Note 16).

3.  DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    The operating results of the domestic individual life insurance business are presented as Discontinued Operations. Premiums ceded and reinsurance recoveries made for domestic individual life insurance in 2001 totaled $334.9 million and $363.7 million, in 2000 totaled

    $419.1 million and $416.1 million, and in 1999 totaled $476.5 million and $513.4 million, respectively.

4.  INVESTMENTS

    Debt securities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   ------------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
       Public utilities               268.5        6.5        7.9          267.1
       Other corporate securities   6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------

   Mortgage-backed securities       4,513.3       90.1       15.9        4,587.5

   Other asset-backed securities    2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1

   Less: Debt securities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------

   Debt securities                 $13,249.2    $389.5      $98.8      $13,539.9
   ------------------------------------------------------------------------------
   ------------------------------------------------------------------------------

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2000 (Millions)                   Cost       Gains       Losses      Value
   -----------------------------------------------------------------------------
   U.S. government and government
     agencies and authorities      $  920.8     $ 34.3      $  2.1    $   953.0

   States, municipalities and
     political subdivisions             0.3         --          --          0.3

   U.S. corporate securities:
       Public utilities               282.2       13.8         6.2        289.8
       Other corporate securities   4,643.5       86.1       128.3      4,601.3
   -----------------------------------------------------------------------------
     Total U.S. corporate
       securities                   4,925.7       99.9       134.5      4,891.1
   -----------------------------------------------------------------------------
   Foreign securities:
       Government, including
         political subdivisions       384.7       23.9         4.3        404.3
       Utilities                      122.9       18.6          --        141.5
       Other                           31.2         --         9.3         21.9
   -----------------------------------------------------------------------------
     Total foreign securities         538.8       42.5        13.6        567.7
   -----------------------------------------------------------------------------

   Mortgage-backed securities       4,105.2      125.8        35.4      4,195.6

   Other asset-backed securities      753.7       13.4         3.4        763.7
   -----------------------------------------------------------------------------
   Total debt securities,
     including debt securities
     pledged to creditors          11,244.5      315.9       189.0     11,371.4

   Less: Debt securities pledged
     to creditors                     124.5        5.3         3.1        126.7
   -----------------------------------------------------------------------------

   Debt securities                 $11,120.0    $310.6      $185.9    $11,244.7
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------

    At December 31, 2001 and 2000, net unrealized appreciation of $291.0 million and $126.9 million, respectively, on available-for-sale debt securities including debt securities pledged to creditors included $233.0 million and $92.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

    The amortized cost and fair value of total debt securities for the year-ended December 31, 2001 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   --------------------------------------------------------------
   Due to mature:
     One year or less                        $  160.0   $   162.1
     After one year through five years        2,333.1     2,387.5
     After five years through ten years       2,374.7     2,398.8
     After ten years                          2,257.4     2,334.6
     Mortgage-backed securities               4,513.3     4,587.5
     Other asset-backed securities            2,077.6     2,136.6
   Less: Debt securities pledged to
     creditors                                  466.9       467.2
   --------------------------------------------------------------
   Debt securities                           $13,249.2  $13,539.9
   --------------------------------------------------------------
   --------------------------------------------------------------

    At December 31, 2001 and 2000, debt securities with carrying values of $9.0 million and $8.6 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2001.

    Included in the Company's total debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                          2001                 2000
                                   -------------------  -------------------
                                   Amortized    Fair    Amortized    Fair
   (Millions)                        Cost      Value      Cost      Value
   ------------------------------------------------------------------------
   Total residential CMOs (1)      $1,830.5   $1,891.7  $1,606.6   $1,660.7
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------
   Percentage of total:
     Supporting experience rated
       products                                   84.2%                80.6%
     Supporting remaining
       products                                   15.8%                19.4%
   ------------------------------------------------------------------------
                                                 100.0%               100.0%
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

 (1) At December 31, 2001 and 2000, approximately 80% and 84%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, and FHLMC.

    There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2001 and 2000, approximately 3% and 2%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                2001    2000
   -------------------------------------------------------
   Amortized Cost                            $52.2  $120.8
   Gross unrealized gains                      4.5     6.0
   Gross unrealized losses                     6.4     9.9
   -------------------------------------------------------
   Fair value                                $50.3  $116.9
   -------------------------------------------------------
   -------------------------------------------------------

    Beginning in April 2001, the Company entered into dollar roll and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities by the Company and an agreement to repurchase substantially the same securities as those sold, typically within one month. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and are reported within "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.0 billion at December 31, 2001. Such borrowings averaged approximately $882.1 million from April through December 2001 and were collateralized by investment securities with fair values approximately equal to loan value. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

5.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                           2001                 2000
                                   --------------------  -------------------
                                   Carrying     Fair     Carrying     Fair
   (Millions)                        Value      Value      Value     Value
   -------------------------------------------------------------------------
   Assets:
     Mortgage loans                $   241.3  $   247.7  $     4.6  $    4.5
   Liabilities:
     Investment contract
       liabilities:
       With a fixed maturity         1,021.7      846.5    1,041.0     982.3
       Without a fixed maturity     11,114.1   10,624.3   10,084.6   9,549.9
   -------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    MORTGAGE LOANS: The fair values for commercial mortgages are estimated using a discounted cash flow approach. Commercial loans in good standing are discounted using interest rates determined by U.S. Treasury yields on each December 31 and spreads required on new loans with similar characteristics. The amortizing features of all loans are incorporated into the valuation. Where data on option features was available, option values were determined using a binomial valuation method and were incorporated into the mortgage valuation.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN POLICYHOLDERS' FUNDS LEFT WITH THE COMPANY):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2001 or 2000.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were $25.0 million, $0.7 and $0.7 million, respectively.

    WARRANTS

    Included in common stocks are warrants which are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. The carrying values and estimated fair values of the Company's warrants to purchase equity securities at December 31, 2001 and 2000 were both $0.3 million.

    OPTIONS

    The Company earned $1.1 million of investment income for writing call options on underlying securities for the year-ended December 31, 2000. For the year-ended December 31, 2001 the Company earned no investment income for writing call options on underlying securities. At December 31, 2001 and 2000, there were no option contracts outstanding.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain debt instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2001 was ($15.5) million.

6.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $887.2            $70.3          $768.9          $823.3
   Nonredeemable preferred stock          1.5              1.8             9.5            17.1
   Investment in affiliated
     mutual funds                         7.2              0.5             2.1             2.4
   Mortgage loans                         5.9              0.1             0.5             1.1
   Policy loans                           8.9              0.7             7.9             7.7
   Cash equivalents                      18.2              4.4            50.3            39.0
   Other                                 15.9              2.6            13.1            15.3
   ------------------------------------------------------------------------------------------------
   Gross investment income              944.8             80.4           852.3           905.9
   Less: investment expenses            (56.4)            (1.8)          (18.5)          (19.6)
   ------------------------------------------------------------------------------------------------
   Net investment income               $888.4            $78.6          $833.8          $886.3
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net investment income includes amounts allocable to experience-rated contractholders of $704.2 million for the year-ended December 31, 2001 and $55.9 million and $622.2 million for the one month and eleven month periods ended December 31, 2000 and November 30, 2000, respectively, and
    $659.6 million for the year-ended December 31, 1999. Interest credited to contractholders is included in current and future benefits.

7.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    The Company paid $10.1 million and $255.7 million in cash dividends to HOLDCO in 2000 and 1999, respectively. Of the $255.7 million paid in 1999, $206.0 million was accrued for in 1998. For the year-ended December 31, 2001, the Company did not pay any cash dividends to HOLDCO.

    The Company did not receive any capital contributions in 2001 and 1999. In 2000, the Company received capital contributions of $73.5 million in cash and $56.0 million in assets from HOLDCO.

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to the its parent in 2001 without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction continues for a two year period from the date of the sale.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net (loss) income was $(92.3) million, $100.6 million and $133.9 million for the years-ended December 31, 2001, 2000, and 1999, respectively. Statutory capital and surplus was $826.2 million and $931.1 million as of December 31, 2001 and 2000, respectively.

    As of December 31, 2001, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was a decrease of $12.5 million.

8.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Debt securities                     $(20.6)           $1.2           $(36.3)         $(23.6)
   Equity securities                     (0.4)            0.6             (0.9)            2.1
   ------------------------------------------------------------------------------------------------
   Pretax realized capital
     (losses) gains                    $(21.0)           $1.8           $(37.2)         $(21.5)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------
   After-tax realized capital
     (losses) gains                    $(13.7)           $1.3           $(24.3)         $(14.0)
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Net realized capital gains (losses) of $117.0 million, $(16.8) million and $(36.7) million for 2001, 2000, and 1999, respectively, allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Policyholders' funds left with the Company. Net unamortized gains allocable to experienced-rated contractholders were $172.7 million and $45.1 million at December 31, 2001 and 2000, respectively.

    Proceeds from the sale of total debt securities and the related gross gains and losses were as follows:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Proceeds on sales                  $14,216.7         $233.0         $10,083.2       $5,890.1
   Gross gains                             57.0            1.2               2.5           10.5
   Gross losses                            77.6             --              38.8           34.1
   ------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

   (Millions)                           2001    2000    1999
   -----------------------------------------------------------
   Debt securities                      $24.0  $ 92.1  $(199.2)
   Equity securities                      2.0    (5.5)    (3.4)
   Other                                  6.5    21.5    (27.6)
   -----------------------------------------------------------
     Subtotal                            32.5   108.1   (230.2)
   Increase (decrease) in deferred
     income taxes (Refer to Note 10)     11.3    37.9    (80.6)
   -----------------------------------------------------------
   Net changes in accumulated other
     comprehensive income (loss)        $21.2  $ 70.2  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

    Net unrealized capital gains allocable to experience-rated contracts of $233.0 million and $92.9 million at December 31, 2001 and 2000, respectively, are reflected on the Consolidated Balance Sheets in Policyholders' funds left with the Company and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders, at December 31:

   (Millions)                           2001   2000    1999
   ---------------------------------------------------------
   Net unrealized capital gains
     (losses):
     Debt securities                    $58.0  $34.0  $(58.1)
     Equity securities                   (1.9)  (3.9)    1.6
     Other                               15.6    9.1   (12.4)
   ---------------------------------------------------------
                                         71.7   39.2   (68.9)
   Deferred income taxes (Refer to
     Note 10)                            25.1   13.8   (24.1)
   ---------------------------------------------------------
   Net accumulated other comprehensive
     income (loss)                      $46.6  $25.4  $(44.8)
   ---------------------------------------------------------
   ---------------------------------------------------------

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

   (Millions)                            2001   2000    1999
   -----------------------------------------------------------
   Unrealized holding gains (losses)
     arising during the year (1)        $  8.3  $70.0  $(146.3)
   Less: reclassification adjustment
     for (losses) gains and other
     items included in net income (2)    (12.9)  (0.1)     3.3
   -----------------------------------------------------------
   Net unrealized gains (losses) on
     securities                         $ 21.2  $70.1  $(149.6)
   -----------------------------------------------------------
   -----------------------------------------------------------

 (1) Pretax unrealized holding gains (losses) arising during the year were $12.7 million, $108.0 million and $(225.2) million for 2001, 2000, and 1999, respectively.
 (2) Pretax reclassification adjustments for (losses) gains and other items included in net income were $(19.8) million, $(0.1) million and $5.0 million for 2001, 2000, and 1999, respectively.

9.  SEVERANCE AND FACILITIES CHARGES

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas, of which the Company is a part, in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual obligation.

    In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses. Subsequent to the date of the acquisition, the Company completed a full review of severance actions related to individuals who were employed before or at the acquisition date and determined that certain refinements in the allocation of the purchase price to the severance liability were necessary. Activity for the year-ended December 31, 2001 within this severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   ------------------------------------------------------------------------
   Balance at December 31, 2000                     $10.7             175
   Actions taken                                     (8.4)           (101)
   Allocation of purchase price:
     Additions                                        5.2              58
     Attrition                                       (3.3)           (101)
     Refinements                                      1.0              --
   ------------------------------------------------------------------------
   Balance at December 31, 2001                     $ 5.2              31
   ------------------------------------------------------------------------
   ------------------------------------------------------------------------

    Severance actions related to the liability established in December 2000 are expected to be substantially complete by March 31, 2002.

10. INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Current taxes (benefits):
     Federal                           $  3.2            $ 9.4          $  5.3          $ 64.3
     State                                2.2              0.2             2.6             2.5
     Net realized capital gains
       (losses)                          16.1              0.3           (11.5)          (20.1)
   ------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        21.5              9.9            (3.6)           46.7
   ------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                             89.3             (4.3)           83.2            31.3
     Net realized capital
       (losses) gains                   (23.4)             0.3            (1.5)           12.6
   ------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          65.9             (4.0)           81.7            43.9
   ------------------------------------------------------------------------------------------------
   Total                               $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                             Preacquisition
                                                                     ------------------------------
                                                       One month     Eleven months
                                     Year-ended          ended           ended        Year-ended
                                    December 31,     December 31,    November 30,    December 31,
   (Millions)                           2001             2000            2000            1999
   ------------------------------------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                             $187.3            $18.5          $249.6          $272.5
   Tax rate                               35%              35%             35%             35%
   ------------------------------------------------------------------------------------------------
   Application of the tax rate           65.6              6.4            87.4            95.4
   Tax effect of:
     State income tax, net of
       federal benefit                    1.4              0.1             1.7             1.6
     Excludable dividends                (1.8)            (0.9)          (12.6)           (6.1)
     Goodwill amortization               21.6               --              --              --
     Other, net                           0.6              0.3             1.6            (0.3)
   ------------------------------------------------------------------------------------------------
   Income taxes                        $ 87.4            $ 5.9          $ 78.1          $ 90.6
   ------------------------------------------------------------------------------------------------
   ------------------------------------------------------------------------------------------------

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2001     2000
   ----------------------------------------------------------
   Deferred tax assets:
     Deferred policy acquisition costs       $  11.7  $  44.8
     Insurance reserves                        286.9    306.3
     Unrealized gains allocable to
       experience rated contracts               81.5     32.5
     Investment losses                          36.7      9.0
     Postretirement benefits other than
       pensions                                  6.1      5.8
     Deferred compensation                      72.2     65.6
     Other                                      29.1     21.1
   ----------------------------------------------------------
   Total gross assets                          524.2    485.1
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                558.5    623.3
     Market discount                             4.6      4.9
     Net unrealized capital gains              106.6     46.3
     Depreciation                                5.1      4.4
     Sale of individual life insurance
       business                                   --     15.1
     Excludable dividends                         --      5.0
     Other                                       3.1     34.1
   ----------------------------------------------------------
   Total gross liabilities                     677.9    733.1
   ----------------------------------------------------------
   Net deferred tax liability                $(153.7) $(248.0)
   ----------------------------------------------------------
   ----------------------------------------------------------

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 2001 and 2000, no valuation allowance was required for unrealized capital gains and losses.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2001. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

11. BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC. As of the measurement date (i.e., January 1, 2001), fair value of plan assets exceeded projected benefit obligations.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible.

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, established a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method. The unfunded accumulated benefit obligation is recorded by ILIAC.

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees. Retirees are generally required to contribute to the plans based on their years of service with the Company. The costs to the Company associated with the former Aetna postretirement plans for 2001, 2000, and 1999 were $0.6 million, $1.2 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e. January 1, 2001), the unfunded projected benefit obligation is recorded by the Company. The costs to the Company associated with the agents non-qualified pension plan for 2001, 2000, and 1999 were $6.6 million, $3.5 million and $3.3 million, respectively.

    The Company, in conjunction with ING, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 2001, 2000, and 1999 were $0.5 million, $1.4 million and $2.1 million, respectively.

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in the savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 5% of compensation by ING. Pretax charges to operations for the former Aetna incentive savings plan were $11.0 million, $9.0 million and $7.7 million in 2001, 2000, and 1999, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001, 2000, and 1999, were $1.8 million, $2.7 million and $0.4 million, respectively.

    Effective January 1, 1998, Aeltus established an additional deferred incentive compensation plan, designed to attract, retain and incent key members of Aeltus. The plan had a five year vesting period. Payments under the plan were conditioned upon continued employment and were based upon an imputed share price of Aeltus at the end of the vesting period. The plan value was determined annually and the cost of the plan was expensed ratably over the vesting period. A change in control at Aeltus, as defined in the plan, would cause immediate full vesting of all outstanding shares. The purchase of Aetna Inc. by ING in 2000 met this definition. As a result, all outstanding shares became fully vested based on Aeltus's imputed value at the date of the sale and were subsequently paid out in early 2001. The appropriate annual share of the cost of the plan, including the additional cost in 2000 associated with this full vesting, has been reflected in salaries and related benefits in the Consolidated Statements of Income for each of the years-ended December 31, 1999 and 2000, respectively. In 2001, a new deferred compensation plan was developed with attributes similar to those in the previous plans. The costs reflected in the Consolidated Financial Statements associated with Aeltus' new deferred incentive compensation plan for 2001 was $4.1 million. The costs for its former deferred incentive compensation plan for 2000 and 1999 were, $42.2 million and $4.7 million, respectively.

12. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.33% to 1.15% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the Separate Accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the Separate Accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.40% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and Separate Accounts, included in charges assessed against policyholders and other income, amounted to $421.7 million, $506.3 million and $424.2 million in 2001, 2000, and 1999, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires in April, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million and earned interest income of $3.3 million for the year-ended December 31, 2001. At December 31, 2001, ILIAC had
    $191.1 million of receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2000, the Company received capital contributions in the form of cash and assets of $73.5 million, and $56.0 million, respectively from HOLDCO. The Company received no capital contributions in 1999 or 2001.

    Refer to Note 7 for dividends paid to HOLDCO. Refer to Note 11 for a discussion related to a return of capital to ING AIH.

    OTHER

    Premiums due and other receivables include $1.0 million and $4.7 million due from affiliates in 2001 and 2000, respectively. Other liabilities include $0.6 million and $4.1 million due to affiliates for 2001 and 2000, respectively.

    Former Aetna transferred to the Company $0.4 million and $0.8 million for the years 2000 and 1999, respectively, based on former Aetna's decision not to settle state tax liabilities as permitted under the tax sharing arrangement, which is reported in other changes in retained earnings. There was no transfer of funds from former Aetna to the Company to settle state tax liabilities for the year 2001.

    Certain administrative and support functions of the Company are provided by former Aetna and its affiliates for a specified transition period. At the end of the transition period, these functions will be provided by ING affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of the service provided.

13. REINSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders (Refer to Note 3).

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $70.5 million and $74.9 million as of December 31, 2001 and 2000, respectively, was sold to Lincoln (refer to Note 3).

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, (formerly an affiliate of the Company) for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.1 million and $29.2 million were maintained for this contract as of December 31, 2001 and 2000, respectively.

    The following table includes premium amounts ceded/assumed.

                                           Ceded to    Assumed
                                   Direct    Other    from Other    Net
   (Millions)                      Amount  Companies  Companies    Amount
   -----------------------------------------------------------------------

               2001
   ------------------------------
   Premiums:
     Discontinued Operations       $301.2   $315.0      $13.8          --
     Accident and Health
       Insurance                     4.5       4.5         --          --
     Annuities                     112.3      (1.3)       0.6      $114.2
   -----------------------------------------------------------------------
       Total earned premiums       $418.0   $318.2      $14.4      $114.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               2000
   ------------------------------
   Premiums:
     Discontinued Operations       $366.6   $382.4      $15.8          --
     Accident and Health
       Insurance                    15.2      15.2         --          --
     Annuities                     160.4       7.1        0.9      $154.2
   -----------------------------------------------------------------------
       Total earned premiums       $542.2   $404.7      $16.7      $154.2
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

               1999
   ------------------------------
   Premiums:
     Discontinued Operations       $460.1   $478.0      $17.9          --
     Accident and Health
       Insurance                    33.4      33.4         --          --
     Annuities                     111.5       4.9        0.9      $107.5
   -----------------------------------------------------------------------
       Total earned premiums       $605.0   $516.3      $18.8      $107.5
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------

    The Company had $35.9 billion, $38.9 billion and $43.4 billion of life insurance in force at December 31, 2001, 2000 and 1999, respectively. Substantially all life insurance in force at December 31, 2001, 2000 and 1999 was ceded to Lincoln.

14. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations was as follows:

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management
   2001 (Millions)            Products (1)  Products (1)  Services (1)  Other (1)    Total
   -----------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   432.1      $  151.1       $119.6     $  (35.2)  $   667.6
   Net investment income           788.9          99.0          1.7         (1.2)      888.4
   -----------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,221.0      $  250.1       $121.3     $  (36.4)  $ 1,556.0
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    59.7      $   41.4           --     $   10.9   $   112.0
   -----------------------------------------------------------------------------------------
   Income taxes (benefits)     $    70.1      $   16.6       $ 15.7     $  (15.0)  $    87.4
   -----------------------------------------------------------------------------------------
   Operating earnings (2)      $   150.4      $   24.3       $ 27.4     $  (88.5)  $   113.6
   Net realized capital
     gains (losses), net of
     tax                           (20.2)          6.4          0.1           --       (13.7)
   -----------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         130.2          30.7         27.5        (88.5)       99.9
   -----------------------------------------------------------------------------------------
   Net income (loss)           $   130.2      $   30.7       $ 27.5     $  (88.5)  $    99.9
   -----------------------------------------------------------------------------------------
   -----------------------------------------------------------------------------------------
   Segment assets (3)          $41,695.7      $8,432.0       $ 82.1     $2,983.3   $53,193.1
   -----------------------------------------------------------------------------------------
   Expenditures for
     long-lived assets (4)            --            --           --     $    6.3   $     6.3
   -----------------------------------------------------------------------------------------
   Balance of long-lived
     assets                           --            --           --     $   33.1   $    33.1
   -----------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Other includes consolidating adjustments, amortization of goodwill, ING corporate expense, restructuring charges, and taxes not allocated back to the segments.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Segment assets exclude goodwill.
 (4) Expenditures of long-lived assets represent additions to property and equipment not allocable to business.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   2000 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   576.7      $  115.4       $138.2               --        $(53.0)   $   777.3
   Net investment income           793.6         112.2          2.8               --           3.8        912.4
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains (losses)            $ 1,370.3      $  227.6       $141.0               --        $(49.2)   $ 1,689.7
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    68.3      $   47.3       $   --               --        $ 11.3    $   126.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    74.6      $   16.6       $  9.0               --        $(16.2)   $    84.0
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   159.4      $   33.0       $  9.7               --        $  5.0    $   207.1
   Net realized capital
     (losses) gains, net of
     tax                           (20.8)         (2.3)         0.1               --            --        (23.0)
   -------------------------------------------------------------------------------------------------------------
   Income from continuing
     operations                    138.6          30.7          9.8               --           5.0        184.1
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (3)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income                $   138.6      $   30.7       $  9.8         $    5.7        $  5.0    $   189.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets (4)        $42,955.7      $8,864.6       $ 44.1         $2,991.2            --    $54,855.6
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.4    $     3.4
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 54.3    $    54.3
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Taxes on the amortization of deferred gain on sale were $3.3 million.
 (4)  Segment assets exclude goodwill.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

                                                           Investment
   Year-ended December 31,      Worksite     Individual    Management     Discontinued
   1999 (Millions)            Products (1)  Products (1)  Services (1)   Operations (1)    Other (1)    Total
   -------------------------------------------------------------------------------------------------------------
   Revenues from external
     customers                 $   469.8      $   81.3       $118.3               --        $(43.9)   $   625.5
   Net investment income           784.6          96.9          1.5               --           3.3        886.3
   -------------------------------------------------------------------------------------------------------------
   Total revenue excluding
     net realized capital
     gains                     $ 1,254.5      $  178.1       $119.8               --        $(40.6)   $ 1,511.8
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
   Amortization of deferred
     policy acquisition
     costs and value of
     business acquired         $    63.0      $   30.4           --               --        $ 11.5    $   104.9
   -------------------------------------------------------------------------------------------------------------
   Income taxes (benefits)     $    82.0      $   11.2       $ 16.5               --        $(19.1)   $    90.6
   -------------------------------------------------------------------------------------------------------------
   Operating earnings (2)      $   164.9      $   22.2         28.1               --        $ (1.8)   $   213.4
   Other Item (3)                     --            --           --               --         (17.5)       (17.5)
   Net realized capital
     gains, net of tax             (12.7)         (1.3)          --               --            --        (14.0)
   -------------------------------------------------------------------------------------------------------------
   Income (loss) from
     continuing operations         152.2          20.9         28.1               --         (25.0)       181.9
   Discontinued operations,
     net of tax:
     Amortization of
       deferred gain on
       sale (4)                       --            --           --         $    5.7            --          5.7
   -------------------------------------------------------------------------------------------------------------
     Net income (loss)         $   152.2      $   20.9       $ 28.1         $    5.7        $(25.0)   $   187.6
   -------------------------------------------------------------------------------------------------------------
   -------------------------------------------------------------------------------------------------------------
     Segment assets            $44,484.9      $8,877.2       $ 36.6         $2,989.0            --    $56,387.7
   -------------------------------------------------------------------------------------------------------------
     Expenditures for long-
       lived assets (5)               --            --           --               --        $  3.9    $     3.9
   -------------------------------------------------------------------------------------------------------------
     Balance of long-lived
       assets                         --            --           --               --        $ 12.2    $    12.2
   -------------------------------------------------------------------------------------------------------------

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include the following services: investment advisory to affiliated and unaffiliated institutional and retail clients, underwriting, distribution for Company's mutual funds and affiliate's separate accounts; and trustee, administrative and other services to retirement plans (Refer to Notes 1 and 2). Discontinued operations include life insurance products (Refer to Note 3). Other includes consolidating adjustments, Year 2000 costs, and taxes not allocated back to the segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses and Year 2000 costs. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace operating income or net income as a measure of profitability.
 (3)  Represents after-tax Year 2000 costs.
 (4)  Taxes on the amortization of deferred gain on sale were $3.2 million.
 (5) Expenditures of long-lived assets represent additions to property and equipment not allocable to business segments.

15. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    In conjunction with the acquisition by ING, the Company entered into or assumed from a former affiliate operating leases for office space. For the year-ended December 31, 2001, rent expense for these leases was $17.6 million. The future net minimum payments under noncancelable leases for 2002 through 2006 are estimated to be $24.8 million, $20.6 million, $17.6 million, $16.2 million and $14.4 million, respectively, and $15.6 million, thereafter.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2001, the Company had off-balance sheet commitments to purchase investments of $4.8 million with an estimated fair value of $4.8 million. At December 31, 2000 and 1999, there were no off-balance sheet commitments.

    LITIGATION

    In recent years, life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

    A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

    The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

16. SUBSEQUENT EVENT

    Effective February 28, 2002, the Company distributed 100% of the stock of IA Holdco to HOLDCO. The transaction was accounted for as a dividend. Refer to
    Note 2 for further information about IA Holdco.

    QUARTERLY DATA (UNAUDITED)

   2001 (Millions)                 First   Second  Third   Fourth
   --------------------------------------------------------------
   Total revenue                   $395.5  $411.9  $387.2  $340.4
   --------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                         $ 64.3  $95.0   $ 68.9  $(40.9)
   Income taxes (benefit)            28.2   39.1     27.1    (7.0)
   --------------------------------------------------------------
   Income (loss) from continuing
     operations                    $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   Net income (loss)               $ 36.1  $55.9   $ 41.8  $(33.9)
   --------------------------------------------------------------
   --------------------------------------------------------------

   2000 (Millions)                 First   Second  Third   Fourth (1)
   ------------------------------------------------------------------
   Total revenue                   $408.3  $409.3  $426.4    $410.3
   ------------------------------------------------------------------
   Income from continuing
     operations before income
     taxes                         $ 76.5  $85.0   $ 77.4    $ 29.2
   Income taxes                      25.1   28.1     22.7       8.1
   ------------------------------------------------------------------
   Income from continuing
     operations                    $ 51.4  $56.9   $ 54.7    $ 21.1
   Income from discontinued
     operations                       1.6    1.6      1.5       1.0
   ------------------------------------------------------------------
   Net income                      $ 53.0  $58.5   $ 56.2    $ 22.1
   ------------------------------------------------------------------
   ------------------------------------------------------------------

 (1) Fourth quarter data reflects an aggregation of the pre-acquisition period of the two months ended November 30, 2000 and the post acquisition period of one month ended December 31, 2000.

FORM NO. SAI.09515-02                                        ILIAC ED. MAY 2002

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31, 2001
                  -   Statement of Operations for the year ended December 31, 2001
                  -   Statements of Changes in Net Assets for the years ended December 31, 2001 and 2000
                  -   Condensed Financial Information for the year ended December 31, 2001
                  -   Notes to Financial Statements
                  -   Report of Independent Auditors
                  Financial Statements of ING Life Insurance and Annuity Company:
                  -   Report of Independent Auditors
                  -   Consolidated Statements of Income for the Year Ended December 31, 2001, One Month Ended December 31,
                      2000, the Eleven Months Ended November 30, 2000 and for the Year Ended December 31, 1999
                  -   Consolidated Balance Sheets as of December 31, 2001 and 2000
                  -   Consolidated Statements of Changes in Shareholder's Equity for the Year Ended December 31, 2001, One
                      Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Year Ended
                      December 31, 1999
                  -   Consolidated Statements of Cash Flows for the Year Ended December 31, 2001, One Month Ended December
                      31, 2000, the Eleven Month Ended November 30, 2000 and for the Year Ended December 31, 1999
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable
                  Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna
                  Investment Services, Inc. (AISI) and Letter of Assignment to AISI (4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna
                  Investment Services, LLC(4)
         (4.1)    Variable Annuity Contract (A050SP96)(5)

         (4.2)    Variable Annuity Contract (A050SP99)(6)
         (4.3)    Endorsement SPIAE99 to Variable Annuity Contract A050SP99(6)
         (4.4)    Endorsement SPIAE-01 to Variable Annuity Contract A050SP99(7)
         (4.5)    Endorsement SPIAEVW99 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
         (4.6)    Endorsement SPIAEW99 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
         (4.7)    Endorsement SPIAEVPG99 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
         (4.8)    Endorsement SPIAEVMI-01 to Variable Annuity Contract A050SP99 and SPIA(GR)99(7)
         (4.9)    Endorsement E401SP96 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
         (4.10)   Endorsement E403SP96 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
         (4.11)   Endorsement SPIA457-99 to Variable Annuity Contracts A050SP99 and SPIA(GR)99(6)
         (4.12)   Variable Annuity Contract (SPIA(GR)99)(6)
         (4.13)   Variable Annuity Contract Certificate (SPIA(GR)-99CERT)(6)
         (4.14)   Endorsement SPIAE(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.15)   Endorsement SPIAEVW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.16)   Endorsement SPIAEW(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.17)   Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.18)   Endorsement SPIAE401(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.19)   Endorsement SPIAE403(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.20)   Endorsement SPIAE457(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.21)   Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)-99CERT(6)
         (4.22)   Endorsement EEGTRRA-HEG(01) to Variable Annuity Contract SPIA(GR)99 and Certificate SPIA(GR)99CERT(8)
         (4.23)   Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change(9)
         (5.1)    Variable Annuity Contract Application (82941(2/99))(6)
         (5.2)    Variable Annuity Contract Application for New York (82950(2/99))(6)

         (6.1)    Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and
                  Annuity Company (formerly Aetna Life Insurance and Annuity Company)(10)
         (6.2)    By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life
                  Insurance and Annuity Company)(10)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M
                  Distributors, Inc. and Aetna Life Insurance and Annuity Company(11)
         (8.2)    Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM
                  Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna
                  Life Insurance and Annuity Company(12)
         (8.3)    First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM
                  Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna
                  Life Insurance and Annuity Company(12)
         (8.4)    Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors,
                  Inc.(11)
         (8.5)    First Amendment dated October 1, 2000 to the Service Agreement effective June 30, 1998 between Aetna Life
                  Insurance and Annuity Company and AIM Advisors, Inc.(4)
         (8.6)    Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
                  Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
                  Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
         (8.7)    Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
                  Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                  Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
                  on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc.(13)
         (8.8)    Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
                  Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
                  on behalf of each of its series and Aeltus Investment Management, Inc.(14)


         (8.9)    Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna
                  Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
                  behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
                  Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(15)
         (8.10)   Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on
                  November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management,
                  Inc.(15)
         (8.11)   Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
                  VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
                  Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(12)
         (8.12)   Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life
                  Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
                  Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
         (8.13)   Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment
                  Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna
                  Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on
                  behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
                  Variable Portfolios, Inc. on behalf of each of its series(13)
         (8.14)   Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on
                  November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
                  connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
                  Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc.
                  on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(15)

         (8.15)   Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4,
                  1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity
                  Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                  Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
                  Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(15)
         (8.16)   Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
                  1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable
                  Insurance Products Fund and Fidelity Distributors Corporation(16)
         (8.17)   Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna
                  Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
                  Corporation(17)
         (8.18)   Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997
                  between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors
                  Corporation(18)
         (8.19)   Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                  November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
                  Fidelity Distributors Corporation(2)
         (8.20)   Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November
                  6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund
                  and Fidelity Distributors Corporation(14)
         (8.21)   Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company(19)
         (8.22)   Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life
                  Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(17)
         (8.23)   Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and
                  Annuity Company(13)
         (8.24)   Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and
                  Annuity Company and Janus Capital Corporation(20)

         (8.25)   Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen
                  Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(13)
         (8.26)   Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation(14)
         (8.27)   Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on
                  October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity
                  Company and Janus Capital Corporation(21)
         (8.28)   Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund
                  Participation Agreement except with a new effective date of March 28, 2002(9)
         (8.29)   Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and
                  Annuity Company(19)
         (8.30)   First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital
                  Corporation and Aetna Life Insurance and Annuity Company(21)
         (8.31)   Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance
                  Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity
                  Company(21)
         (8.32)   Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(9)
         (8.33)   Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(22)
         (8.34)   First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna
                  Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds,
                  Inc.(14)
         (8.35)   Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(22)
         (8.36)   Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(9)
         (8.37)   Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective
                  May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective

                  May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation
                  Agreement dated November 28, 2001(9)
         (8.38)   Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio
                  Partners, Inc. and Aetna Life Insurance and Annuity Company(9)
         (8.39)   Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective
                  May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
                  Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(9)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(23)
         (14.1)   Powers of Attorney(24)
         (14.2)   Authorization for Signatures(3)

1.   Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986),
     as filed on April 22, 1996.
2.   Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3.   Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986),
     as filed on April 12, 1996.
4.   Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176),
     as filed on November 30, 2000.
5.   Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
6.   Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515),
     as filed on April 20, 1999.
7.   Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No.
     333-09515), as filed on April 18, 2001.
8.   Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-81216),
     as filed on February 15, 2002.
9.   Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962),
     as filed on April 8, 2002.
10.  Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
11.  Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297),
     as filed on August 4, 1998.
12.  Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on April 13, 2001.
13.  Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297),
     as filed on December 14, 1998.

14.  Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on February 16, 2000.
15.  Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on April 4, 2000.
16.  Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964),
     as filed on February 11, 1997.
17.  Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370),
     as filed on September 29, 1997.
18.  Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964),
     as filed on February 9, 1998.
19.  Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720),
     as filed on June 28, 1996.
20.  Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992),
     as filed on December 31, 1997.
21.  Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No.
     333-01107), as filed on August 14, 2000.
22.  Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370),
     as filed on April 16, 1997.
23.  Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-09515),
     as filed on April 9, 1998.
24.  Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016),
     as filed on April 5, 2002.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL
BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
----------------                 -------------------------------------
Thomas J. McInerney**            Director and President

Wayne R. Huneke***               Director and Chief Financial Officer

Robert C. Salipante****          Director

P. Randall Lowery***             Director

Mark A. Tullis***                Director

David Wheat***                   Chief Accounting Officer

Paula Cludray-Engelke****        Secretary

Brian Murphy**                   Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Exhibit No. 99-B.16 to the Registration Statement on Form N-4 (File No. 333-85326), as filed on April 1, 2002.

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of February 28, 2002, there were 127,292 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) Limited Liability Company Agreement provides that IFA will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of IFA, as long as he acted in good faith on behalf of IFA and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC (IFA) (formerly Aetna Investment Services, LLC) also acts as the principal underwriter for ING Partners, Inc. (formerly Portfolio Partners, Inc.) (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, IFA acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life

          Account C of ILIAC, Variable Annuity Account C of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). IFA is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act).

     (b)  The following are the directors and officers of the Principal
          Underwriter:

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                      PRINCIPAL UNDERWRITER
------------------                    --------------------------
Marie Augsberger*                     Director and President

Robert L. Francis**                   Director and Senior Vice President

Allan Baker*                          Chairman of the Board and Senior Vice President

Willard I. Hill, Jr.*                 Senior Vice President

Therese Squillacote*                  Vice President and Chief Compliance Officer

Paula Cludray-Engelke***              Secretary

Jeffrey R. Berry*                     Chief Legal Officer

Reginald Bowen*                       Vice President

Christina Lareau*                     Vice President

Terran Titus*                         Vice President

William T. Abramowicz
2525 Cabot Dr., Ste. 300
Lisle, IL  60532                      Vice President

Douglas J. Ambrose**                  Vice President

Louis E. Bachetti
581 Main Street, 4th Fl.
Woodbridge, NJ  07095                 Vice President

Ronald R. Barhorst
7676 Hazard Ctr. Dr.
San Diego, CA  92108                  Vice President

Robert H. Barley***                   Vice President


Steven M. Bresler
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111                  Vice President

David Brounley***                     Vice President

Brian D. Comer*                       Vice President

John B. Finigan, Jr.
1601 Trapelo Rd.
Waltham, MA  02451                    Vice President

Brian K. Haendiges*                   Vice President

Brian P. Harrington
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033                    Vice President

Bernard P. Heffernon****              Vice President

William S. Jasien****                 Vice President

Jess D. Kravitz**                     Vice President

George D. Lessner, Jr.
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080                 Vice President

Susan J. Lewis
16530 Ventura Blvd., Ste. 600
Encino, CA  91436                     Vice President

James F. Lille
159 Wolf Rd., 1st Fl.
Albany, NY  12205                     Vice President

David J. Linney
2900 N. Loop W., Ste. 180
Houston, TX  77092                    Vice President

Richard T. Mason
440 S. Warren St., Ste. 702
Syracuse, NY  13202                   Vice President



W. Michael Montgomery
5100 W. Lemon St., Ste. 213
Tampa, FL  33609                      Vice President

Pamela Mulvey*                        Vice President

Scott T. Neeb**                       Vice President

Patrick F. O'Christie
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458                     Vice President

Ethel Pippin*                         Vice President

Paulette Playce
Two City Place Dr., Ste. 300
St. Louis, MO  63141                  Vice President

Marcellous J. Reed
2677 N. Main St., Ste. 500
Santa Ana, CA  92705                  Vice President

Charles A. Sklader
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020                    Vice President

Frank W. Snodgrass
150 4th Ave., N., Ste. 410
Nashville, TN  37219                  Vice President

S. Bradford Vaughan, Jr.
601 Union St., Ste. 810
Seattle, WA  98101                    Vice President

David A. Kelsey*                      Assistant Vice President

Allissa Archer Obler***               Assistant Secretary

Loralee Ann Renelt***                 Assistant Secretary

Rebecca A. Schoff***                  Assistant Secretary

Glenn Allan Black******               Tax Officer

Joseph J. Elmy*                       Tax Officer


G. Michael Fell******                 Tax Officer

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156

** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

*** The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401

**** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067

***** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

****** The principal business address of these officers is 5780 Powers Ferry
       Road, N.W., Atlanta, Georgia 30327

     (c) Compensation from January 1, 2001 to December 31, 2001:

     (1)                       (2)                         (3)                 (4)                 (5)

NAME OF                  NET UNDERWRITING             COMPENSATION ON
PRINCIPAL                 DISCOUNTS AND                REDEMPTION          BROKERAGE
UNDERWRITER               COMMISSIONS                 OR ANNUITIZATION     COMMISSIONS         COMPENSATION*
-----------               -----------                 ----------------     -----------         -------------
ING Financial
Advisers, LLC                                                                                   $95,466.36

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company during 2001.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      ING Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of April, 2002.

                                             VARIABLE ANNUITY ACCOUNT B OF ING
                                             LIFE INSURANCE AND ANNUITY COMPANY
                                                (REGISTRANT)

                                       By:   ING LIFE INSURANCE AND ANNUITY
                                             COMPANY
                                               (DEPOSITOR)


                                       By:   Thomas J. McInerney*
                                            -----------------------------------
                                             Thomas J. McInerney
                                             President


As required by the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 333-09515) has been signed by the following persons in the capacities and on the dates indicated.



Signature                Title                                           Date
---------                -----                                           ----
Thomas J. McInerney*     Director and President                      )
----------------------                                               )
Thomas J. McInerney      (principal executive officer)               )

Wayne R. Huneke*         Director and Chief Financial Officer        )  April
----------------------                                               )
Wayne R. Huneke                                                      )  10, 2002

Randy Lowery*            Director                                    )
----------------------                                               )
P. Randall Lowery                                                    )

Robert C. Salipante*     Director                                    )
----------------------                                               )
Robert C. Salipante                                                  )

Mark A. Tullis*          Director                                    )
----------------------                                               )
Mark A. Tullis                                                       )

David Wheat*             Chief Accounting Officer                    )
----------------------                                               )
David Wheat                                                          )

By: /s/ Linda E. Senker
    ------------------------------
    Linda E. Senker
    *Attorney-in-Fact

                                 VARIABLE ANNUITY ACCOUNT B
                                        EXHIBIT INDEX

Exhibit No.      Exhibit
-----------      -------

99-B.9           Opinion and Consent of Counsel                 _________

99-B.10          Consent of Independent Auditors                _________